UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

Item 1.	Reports to Stockholders

Fidelity® MSCI Communication Services Index ETF
Fidelity® MSCI Consumer Discretionary Index ETF
Fidelity® MSCI Consumer Staples Index ETF
Fidelity® MSCI Energy Index ETF
Fidelity® MSCI Financials Index ETF
Fidelity® MSCI Health Care Index ETF
Fidelity® MSCI Industrials Index ETF
Fidelity® MSCI Information Technology Index ETF
Fidelity® MSCI Materials Index ETF
Fidelity® MSCI Real Estate Index ETF
Fidelity® MSCI Utilities Index ETF
Semi-Annual Report
January 31, 2024

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2024 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Semi-Annual Report	2

Fidelity® MSCI Communication Services Index ETF
Investment Summary (Unaudited)
Top Ten Stocks as of January 31, 2024
% of fund's net assets
Meta Platforms, Inc. Class A	23.3
Alphabet, Inc. Class A	11.9
Alphabet, Inc. Class C	9.5
Netflix, Inc.	5.0
Verizon Communications, Inc.	4.8
Comcast Corp. Class A	4.5
Walt Disney Co.	4.2
AT&T, Inc.	3.7
T-Mobile U.S., Inc.	3.0
Charter Communications, Inc. Class A	1.4
71.3

Industries as of January 31, 2024
* Includes short-term investments and net other assets.

3	Semi-Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2024
% of fund's net assets
Amazon.com, Inc.	23.1
Tesla, Inc.	10.6
Home Depot, Inc.	7.1
McDonald's Corp.	4.3
Booking Holdings, Inc.	2.6
Lowe's Cos., Inc.	2.5
NIKE, Inc. Class B	2.5
TJX Cos., Inc.	2.2
Starbucks Corp.	2.1
MercadoLibre, Inc.	1.6
58.6

Industries as of January 31, 2024
* Includes short-term investments and net other assets.

Semi-Annual Report	4

Fidelity® MSCI Consumer Staples Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2024
% of fund's net assets
Procter & Gamble Co.	12.5
Costco Wholesale Corp.	10.0
Coca-Cola Co.	7.9
Walmart, Inc.	7.8
PepsiCo, Inc.	7.4
Philip Morris International, Inc.	4.2
Mondelez International, Inc. Class A	3.9
Altria Group, Inc.	2.8
Colgate-Palmolive Co.	2.6
Target Corp.	2.3
61.4

Industries as of January 31, 2024
* Includes short-term investments and net other assets.

5	Semi-Annual Report

Fidelity® MSCI Energy Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2024
% of fund's net assets
Exxon Mobil Corp.	22.2
Chevron Corp.	14.4
ConocoPhillips	7.2
Schlumberger NV	3.7
EOG Resources, Inc.	3.6
Marathon Petroleum Corp.	3.6
Phillips 66	3.5
Pioneer Natural Resources Co.	2.9
Valero Energy Corp.	2.7
Williams Cos., Inc.	2.3
66.1

Industries as of January 31, 2024
* Includes short-term investments and net other assets.

Semi-Annual Report	6

Fidelity® MSCI Financials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2024
% of fund's net assets
JPMorgan Chase & Co.	8.1
Berkshire Hathaway, Inc. Class B	8.0
Visa, Inc. Class A	7.0
Mastercard, Inc. Class A	6.0
Bank of America Corp.	3.9
Wells Fargo & Co.	2.9
S&P Global, Inc.	2.3
Goldman Sachs Group, Inc.	2.0
American Express Co.	2.0
BlackRock, Inc.	1.9
44.1

Industries as of January 31, 2024
* Includes short-term investments and net other assets.

7	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2024
% of fund's net assets
Eli Lilly & Co.	8.8
UnitedHealth Group, Inc.	8.0
Johnson & Johnson	6.5
Merck & Co., Inc.	5.2
AbbVie, Inc.	4.9
Thermo Fisher Scientific, Inc.	3.5
Abbott Laboratories	3.3
Danaher Corp.	2.8
Amgen, Inc.	2.8
Pfizer, Inc.	2.6
48.4

Industries as of January 31, 2024
* Includes short-term investments and net other assets.

Semi-Annual Report	8

Fidelity® MSCI Industrials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2024
% of fund's net assets
Caterpillar, Inc.	3.4
Union Pacific Corp.	3.3
General Electric Co.	3.2
Honeywell International, Inc.	2.9
RTX Corp.	2.9
Boeing Co.	2.7
Uber Technologies, Inc.	2.6
Deere & Co.	2.4
United Parcel Service, Inc. Class B	2.2
Automatic Data Processing, Inc.	2.2
27.8

Industries as of January 31, 2024
* Includes short-term investments and net other assets.

9	Semi-Annual Report

Fidelity® MSCI Information Technology Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2024
% of fund's net assets
Microsoft Corp.	21.4
Apple, Inc.	20.3
NVIDIA Corp.	5.1
Broadcom, Inc.	4.1
Adobe, Inc.	2.2
Salesforce, Inc.	2.2
Advanced Micro Devices, Inc.	2.1
Accenture PLC Class A	1.8
Cisco Systems, Inc.	1.6
Oracle Corp.	1.4
62.2

Industries as of January 31, 2024
* Includes short-term investments and net other assets.

Semi-Annual Report	10

Fidelity® MSCI Materials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2024
% of fund's net assets
Linde PLC	16.3
Sherwin-Williams Co.	6.1
Freeport-McMoRan, Inc.	4.7
Air Products & Chemicals, Inc.	4.7
Ecolab, Inc.	4.2
Nucor Corp.	3.8
Newmont Corp.	3.3
Dow, Inc.	3.1
PPG Industries, Inc.	2.7
Corteva, Inc.	2.7
51.6

Industries as of January 31, 2024
* Includes short-term investments and net other assets.

11	Semi-Annual Report

Fidelity® MSCI Real Estate Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2024
% of fund's net assets
Prologis, Inc.	8.8
American Tower Corp.	6.9
Equinix, Inc.	5.9
Crown Castle, Inc.	3.5
Simon Property Group, Inc.	3.4
Realty Income Corp.	3.4
Welltower, Inc.	3.4
Public Storage	3.4
Digital Realty Trust, Inc.	3.2
CoStar Group, Inc.	2.6
44.5

Industries as of January 31, 2024
* Includes short-term investments and net other assets.

Semi-Annual Report	12

Fidelity® MSCI Utilities Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2024
% of fund's net assets
NextEra Energy, Inc.	11.8
Southern Co.	7.4
Duke Energy Corp.	7.3
Sempra	4.4
American Electric Power Co., Inc.	4.0
Constellation Energy Corp.	3.8
Dominion Energy, Inc.	3.8
Exelon Corp.	3.4
PG&E Corp.	3.4
Xcel Energy, Inc.	3.2
52.5

Industries as of January 31, 2024
* Includes short-term investments and net other assets.

13	Semi-Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 11.0%
Alternative Carriers – 1.8%
Anterix, Inc. (a)	13,008	$ 387,899
Cogent Communications Holdings, Inc.	42,130	3,252,436
EchoStar Corp. Class A (a)	113,968	1,526,032
Globalstar, Inc. (a)	703,774	1,119,001
Iridium Communications, Inc.	107,698	3,905,129
Liberty Global Ltd. Class C (a)	218,090	4,566,805
Liberty Latin America Ltd. Class A (a)	33,784	237,839
Liberty Latin America Ltd. Class C (a)	125,595	894,236
Lumen Technologies, Inc. (a)	964,696	1,176,929
		17,066,306
Integrated Telecommunication Services – 9.2%
AT&T, Inc.	1,973,606	34,913,090
ATN International, Inc.	10,430	384,867
Consolidated Communications Holdings, Inc. (a)	74,291	322,423
Frontier Communications Parent, Inc. (a)	176,329	4,342,983
IDT Corp. Class B (a)	17,160	593,393
Shenandoah Telecommunications Co.	45,701	936,413
Verizon Communications, Inc.	1,061,410	44,950,714
		86,443,883
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		103,510,189
ENTERTAINMENT – 18.8%
Interactive Home Entertainment – 3.5%
Electronic Arts, Inc.	94,584	13,012,867
Playstudios, Inc. (a)	87,003	191,406
ROBLOX Corp. Class A (a)	221,228	8,585,859
Take-Two Interactive Software, Inc. (a)	67,889	11,196,933
		32,987,065
Movies & Entertainment – 15.3%
AMC Entertainment Holdings, Inc. Class A (a)	189,839	768,848
Atlanta Braves Holdings, Inc. Class A (a)	6,522	280,902
Atlanta Braves Holdings, Inc. Class C (a)	41,018	1,653,436
Cinemark Holdings, Inc. (a)	104,770	1,448,969
Endeavor Group Holdings, Inc. Class A	159,871	3,956,807
IMAX Corp. (a)	44,434	620,743
Liberty Media Corp.-Liberty Formula One Class C (a)	112,160	7,542,760

	Shares	Value

Liberty Media Corp.-Liberty Live Class A (a)	19,567	$ 720,653
Liberty Media Corp.-Liberty Live Class C (a)	48,706	1,815,273
Lions Gate Entertainment Corp. Class A (a)	51,962	541,964
Lions Gate Entertainment Corp. Class B (a)	123,051	1,193,595
Live Nation Entertainment, Inc. (a)	85,863	7,628,927
Madison Square Garden Entertainment Corp. (a)	37,370	1,245,916
Madison Square Garden Sports Corp. (a)	14,818	2,742,812
Marcus Corp.	22,790	309,488
Netflix, Inc. (a)	82,167	46,351,226
Roku, Inc. (a)	97,288	8,567,181
Sphere Entertainment Co. (a)	23,955	847,528
TKO Group Holdings, Inc.	62,795	5,255,314
Vivid Seats, Inc. Class A (a)	56,399	323,730
Walt Disney Co. (a)	410,245	39,404,032
Warner Bros Discovery, Inc. (a)	949,601	9,515,002
		142,735,106
TOTAL ENTERTAINMENT		175,722,171
INTERACTIVE MEDIA & SERVICES – 50.5%
Interactive Media & Services – 50.5%
Alphabet, Inc. Class A (a)	792,822	111,074,362
Alphabet, Inc. Class C (a)	630,119	89,350,874
Angi, Inc. (a)	76,612	181,570
Bumble, Inc. Class A (a)	91,459	1,254,817
Cargurus, Inc. (a)	79,316	1,843,304
Cars.com, Inc. (a)	60,432	1,053,330
Eventbrite, Inc. Class A (a)	75,051	628,177
fuboTV, Inc. (a)	280,017	697,242
IAC, Inc. (a)	72,789	3,654,736
Match Group, Inc. (a)	197,081	7,563,969
MediaAlpha, Inc. Class A (a)	20,301	258,838
Meta Platforms, Inc. Class A (a)	558,189	217,771,856
Nextdoor Holdings, Inc. (a)	135,618	206,139
Pinterest, Inc. Class A (a)	300,545	11,261,421
QuinStreet, Inc. (a)	49,885	632,043
Shutterstock, Inc.	24,172	1,135,359
Snap, Inc. Class A (a)	606,646	9,639,605
Taboola.com Ltd. (a)	129,653	611,962
TripAdvisor, Inc. (a)	101,838	2,199,701
Vimeo, Inc. (a)	107,970	428,641
Yelp, Inc. (a)	62,473	2,731,944
Ziff Davis, Inc. (a)	44,487	2,998,424
ZipRecruiter, Inc. Class A (a)	66,814	930,051
ZoomInfo Technologies, Inc. (a)	268,846	4,312,290
TOTAL INTERACTIVE MEDIA & SERVICES		472,420,655

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	14

Common Stocks – continued
	Shares	Value
MEDIA – 16.2%
Advertising – 3.6%
Advantage Solutions, Inc. (a)	94,374	$ 380,327
Boston Omaha Corp. Class A (a)	23,531	364,495
Clear Channel Outdoor Holdings, Inc. (a)	254,197	437,219
Entravision Communications Corp. Class A	60,859	245,262
Integral Ad Science Holding Corp. (a)	52,651	766,072
Interpublic Group of Cos., Inc.	231,410	7,634,216
Magnite, Inc. (a)	111,859	989,952
Omnicom Group, Inc.	100,951	9,123,951
PubMatic, Inc. Class A (a)	40,824	619,708
Stagwell, Inc. (a)	83,586	544,981
TechTarget, Inc. (a)	23,963	818,816
Thryv Holdings, Inc. (a)	31,463	643,104
Trade Desk, Inc. Class A (a)	169,877	11,624,683
		34,192,786
Broadcasting – 3.0%
AMC Networks, Inc. Class A (a)	25,977	469,924
EW Scripps Co. Class A (a)	56,179	447,747
Fox Corp. Class A	198,602	6,414,845
Fox Corp. Class B	135,256	4,059,033
Gray Television, Inc.	79,130	755,692
iHeartMedia, Inc. Class A (a)	95,357	258,417
Nexstar Media Group, Inc.	33,557	5,963,414
Paramount Global Class B	422,009	6,157,111
Sinclair, Inc.	30,476	478,473
TEGNA, Inc.	183,268	2,857,148
		27,861,804
Cable & Satellite – 7.8%
Altice USA, Inc. Class A (a)	194,090	473,580
Cable One, Inc.	4,306	2,363,693
Charter Communications, Inc. Class A (a)	35,219	13,056,035
Comcast Corp. Class A	907,909	42,254,085
Liberty Broadband Corp. Class C (a)	79,021	6,199,197
Liberty Media Corp.-Liberty SiriusXM Class C (a)	156,799	4,760,418
Sirius XM Holdings, Inc.	735,438	3,743,379

	Shares	Value

WideOpenWest, Inc. (a)	50,037	$ 185,637
		73,036,024
Publishing – 1.8%
Daily Journal Corp. (a)	1,186	381,086
John Wiley & Sons, Inc. Class A	41,993	1,421,043
New York Times Co. Class A	134,406	6,526,755
News Corp. Class A	290,971	7,169,526
Scholastic Corp.	25,287	972,032
		16,470,442
TOTAL MEDIA		151,561,056
WIRELESS TELECOMMUNICATION SERVICES – 3.4%
Wireless Telecommunication Services – 3.4%
GCI Liberty, Inc. Class A (Escrow) (a)(b)	40,953	1
Gogo, Inc. (a)	61,433	543,682
Telephone & Data Systems, Inc.	95,715	1,838,685
T-Mobile U.S., Inc.	176,191	28,407,275
U.S. Cellular Corp. (a)	15,051	668,264
TOTAL WIRELESS TELECOMMUNICATION SERVICES		31,457,907
TOTAL COMMON STOCKS (Cost $866,865,685)		934,671,978
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund 5.23% (c) (Cost $2,090,000)	2,090,000	2,090,000
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $868,955,685)		936,761,978
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(663,238)
NET ASSETS – 100.0%		$ 936,098,740

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
15	Semi-Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Communication Service Select Sector Index Contracts (United States)	14	March 2024	$1,396,850	$50,513	$50,513
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 934,671,978	$ 934,671,977	$ —	$ 1
Money Market Funds	2,090,000	2,090,000	—	—
Total Investments in Securities:	$ 936,761,978	$ 936,761,977	$ —	$ 1
Derivative Instruments:
Assets
Futures Contracts	$ 50,513	$ 50,513	$ —	$ —
Total Assets	$ 50,513	$ 50,513	$ —	$ —
Total Derivative Instruments:	$ 50,513	$ 50,513	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$50,513	$0
Total Equity Risk	50,513	0
Total Value of Derivatives	$50,513	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	16

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
AUTOMOBILE COMPONENTS – 2.3%
Automotive Parts & Equipment – 2.2%
Adient PLC (a)	32,036	$ 1,111,970
American Axle & Manufacturing Holdings, Inc. (a)	63,070	510,236
Aptiv PLC (a)	78,445	6,379,932
Atmus Filtration Technologies, Inc. (a)	15,329	342,297
Autoliv, Inc.	23,652	2,533,602
BorgWarner, Inc.	69,620	2,360,118
Dana, Inc.	52,199	707,818
Dorman Products, Inc. (a)	10,334	841,291
Fox Factory Holding Corp. (a)	15,046	948,500
Garrett Motion, Inc. (a)	54,948	472,003
Gentex Corp.	69,903	2,315,886
Gentherm, Inc. (a)	13,607	655,177
Holley, Inc. (a)	57,096	272,348
LCI Industries	8,792	978,374
Lear Corp.	17,441	2,317,909
Luminar Technologies, Inc. (a)	151,378	411,748
Modine Manufacturing Co. (a)	18,290	1,263,656
Patrick Industries, Inc.	8,318	835,044
Phinia, Inc.	21,532	651,128
QuantumScape Corp. (a)	122,221	832,325
Standard Motor Products, Inc.	11,610	468,464
Stoneridge, Inc. (a)	21,051	374,497
Visteon Corp. (a)	9,481	1,093,064
XPEL, Inc. (a)	10,838	579,291
		29,256,678
Tires & Rubber – 0.1%
Goodyear Tire & Rubber Co. (a)	92,040	1,283,038
TOTAL AUTOMOBILE COMPONENTS		30,539,716
AUTOMOBILES – 13.3%
Automobile Manufacturers – 13.2%
Fisker, Inc. (a)	150,807	121,007
Ford Motor Co.	1,074,665	12,595,074
General Motors Co.	377,495	14,646,806
Lucid Group, Inc. (a)	297,340	1,005,009
Rivian Automotive, Inc. Class A (a)	189,920	2,907,675
Tesla, Inc. (a)	766,006	143,465,264
Thor Industries, Inc.	15,807	1,786,507
Winnebago Industries, Inc.	11,486	754,860
		177,282,202
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.	43,637	1,416,021
TOTAL AUTOMOBILES		178,698,223
BROADLINE RETAIL – 25.7%
Broadline Retail – 25.7%
Amazon.com, Inc. (a)	2,003,876	311,001,555

	Shares	Value

Dillard's, Inc. Class A	1,632	$ 632,025
eBay, Inc.	148,099	6,082,426
Etsy, Inc. (a)	36,142	2,405,612
Groupon, Inc. (a)	20,106	274,648
Kohl's Corp.	38,841	1,000,544
Macy's, Inc.	88,608	1,620,640
MercadoLibre, Inc. (a)	12,246	20,962,825
Nordstrom, Inc.	43,214	784,334
Ollie's Bargain Outlet Holdings, Inc. (a)	19,482	1,401,340
TOTAL BROADLINE RETAIL		346,165,949
DISTRIBUTORS – 1.0%
Distributors – 1.0%
Genuine Parts Co.	39,209	5,498,278
LKQ Corp.	76,440	3,567,455
Pool Corp.	11,115	4,126,444
TOTAL DISTRIBUTORS		13,192,177
DIVERSIFIED CONSUMER SERVICES – 1.5%
Education Services – 0.8%
Adtalem Global Education, Inc. (a)	15,254	770,022
Bright Horizons Family Solutions, Inc. (a)	18,088	1,777,146
Chegg, Inc. (a)	52,619	518,297
Coursera, Inc. (a)	37,857	724,583
Duolingo, Inc. (a)	9,118	1,631,119
Graham Holdings Co. Class B	1,286	926,434
Grand Canyon Education, Inc. (a)	9,706	1,267,507
Laureate Education, Inc.	53,113	670,286
Perdoceo Education Corp.	31,045	561,915
Strategic Education, Inc.	8,457	795,465
Stride, Inc. (a)	14,695	880,965
Udemy, Inc. (a)	34,522	469,154
		10,992,893
Specialized Consumer Services – 0.7%
ADT, Inc.	95,530	623,811
Carriage Services, Inc.	13,964	345,050
European Wax Center, Inc. Class A (a)	26,221	389,120
Frontdoor, Inc. (a)	28,131	921,571
H&R Block, Inc.	44,771	2,097,074
Mister Car Wash, Inc. (a)	55,792	463,074
OneSpaWorld Holdings Ltd. (a)	43,958	599,147
Rover Group, Inc. (a)	53,930	589,994
Service Corp. International	44,040	2,955,965
WW International, Inc. (a)	53,447	200,961
		9,185,767
TOTAL DIVERSIFIED CONSUMER SERVICES		20,178,660

See accompanying notes which are an integral part of the financial statements.
17	Semi-Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – 22.4%
Casinos & Gaming – 2.2%
Accel Entertainment, Inc. (a)	37,979	$ 389,285
Bally's Corp. (a)	27,418	308,727
Boyd Gaming Corp.	23,991	1,523,189
Caesars Entertainment, Inc. (a)	62,634	2,747,754
Churchill Downs, Inc.	19,938	2,411,900
DraftKings, Inc. Class A (a)	117,437	4,585,915
Everi Holdings, Inc. (a)	44,136	459,456
Golden Entertainment, Inc.	11,878	455,878
Las Vegas Sands Corp.	106,728	5,221,134
Light & Wonder, Inc. (a)	27,130	2,180,709
MGM Resorts International (a)	82,560	3,580,627
Monarch Casino & Resort, Inc.	7,381	508,772
Penn Entertainment, Inc. (a)	49,024	1,105,491
Red Rock Resorts, Inc. Class A	18,377	1,004,854
Wynn Resorts Ltd.	30,106	2,842,909
		29,326,600
Hotels, Resorts & Cruise Lines – 8.5%
Airbnb, Inc. Class A (a)	115,893	16,704,817
Booking Holdings, Inc. (a)	9,880	34,653,804
Carnival Corp. (a)	284,986	4,725,068
Choice Hotels International, Inc.	10,778	1,305,431
Expedia Group, Inc. (a)	40,769	6,047,266
Hilton Grand Vacations, Inc. (a)	26,968	1,124,566
Hilton Worldwide Holdings, Inc.	72,067	13,761,914
Hyatt Hotels Corp. Class A	14,284	1,833,637
Lindblad Expeditions Holdings, Inc. (a)	37,163	343,386
Marriott International, Inc. Class A	71,019	17,025,385
Marriott Vacations Worldwide Corp.	12,177	1,021,528
Norwegian Cruise Line Holdings Ltd. (a)	129,644	2,307,663
Playa Hotels & Resorts NV (a)	57,010	473,183
Royal Caribbean Cruises Ltd. (a)	67,280	8,578,200
Sabre Corp. (a)	139,281	571,052
Soho House & Co., Inc. (a)	38,371	235,982
Target Hospitality Corp. (a)	29,425	284,540
Travel & Leisure Co.	25,947	1,048,778
Wyndham Hotels & Resorts, Inc.	25,511	1,988,072
		114,034,272
Leisure Facilities – 0.5%
Bowlero Corp. Class A (a)	30,933	334,386
Dave & Buster's Entertainment, Inc. (a)	15,638	837,102
Life Time Group Holdings, Inc. (a)	31,166	414,508
Planet Fitness, Inc. Class A (a)	26,220	1,776,667
SeaWorld Entertainment, Inc. (a)	14,843	733,244
Six Flags Entertainment Corp. (a)	28,484	718,082
Vail Resorts, Inc.	11,486	2,549,892

	Shares	Value

Xponential Fitness, Inc. Class A (a)	22,642	$ 250,420
		7,614,301
Restaurants – 11.2%
Aramark	74,663	2,171,200
BJ's Restaurants, Inc. (a)	13,712	474,572
Bloomin' Brands, Inc.	30,495	811,777
Brinker International, Inc. (a)	18,127	775,654
Cava Group, Inc. (a)	12,822	600,070
Cheesecake Factory, Inc.	20,020	688,087
Chipotle Mexican Grill, Inc. (a)	7,491	18,044,096
Chuy's Holdings, Inc. (a)	11,337	383,304
Cracker Barrel Old Country Store, Inc.	8,305	642,392
Darden Restaurants, Inc.	33,645	5,470,004
Denny's Corp. (a)	38,014	404,089
Dine Brands Global, Inc.	9,026	421,063
Domino's Pizza, Inc.	9,931	4,232,791
DoorDash, Inc. Class A (a)	70,889	7,386,634
Dutch Bros, Inc. Class A (a)	22,931	615,697
First Watch Restaurant Group, Inc. (a)	19,958	428,299
Jack in the Box, Inc.	8,729	680,600
Krispy Kreme, Inc.	38,015	505,219
Kura Sushi USA, Inc. Class A (a)	5,300	520,089
McDonald's Corp.	196,429	57,498,697
Papa John's International, Inc.	12,165	893,884
Portillo's, Inc. Class A (a)	27,616	379,444
RCI Hospitality Holdings, Inc.	6,250	386,000
Shake Shack, Inc. Class A (a)	13,738	1,038,043
Starbucks Corp.	309,437	28,786,924
Sweetgreen, Inc. Class A (a)	46,867	500,540
Texas Roadhouse, Inc.	19,967	2,510,251
Wendy's Co.	59,687	1,138,828
Wingstop, Inc.	8,973	2,522,400
Yum! Brands, Inc.	76,791	9,943,667
		150,854,315
TOTAL HOTELS, RESTAURANTS & LEISURE		301,829,488
HOUSEHOLD DURABLES – 5.7%
Consumer Electronics – 0.5%
Garmin Ltd.	42,845	5,119,549
GoPro, Inc. Class A (a)	94,744	282,337
Snap One Holdings Corp. (a)	20,421	161,326
Sonos, Inc. (a)	48,593	757,079
Vizio Holding Corp. Class A (a)	52,674	368,718
		6,689,009
Home Furnishings – 0.5%
Ethan Allen Interiors, Inc.	14,407	419,676
La-Z-Boy, Inc.	18,694	650,738
Leggett & Platt, Inc.	45,412	1,054,013
Mohawk Industries, Inc. (a)	17,178	1,790,806

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	18

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Home Furnishings – continued
Tempur Sealy International, Inc.	51,824	$ 2,585,499
		6,500,732
Homebuilding – 4.4%
Beazer Homes USA, Inc. (a)	16,110	511,492
Cavco Industries, Inc. (a)	2,886	957,921
Century Communities, Inc.	10,898	944,857
DR Horton, Inc.	85,290	12,188,794
Dream Finders Homes, Inc. Class A (a)	15,466	508,367
Green Brick Partners, Inc. (a)	13,319	694,852
Hovnanian Enterprises, Inc. Class A (a)	3,799	641,917
Installed Building Products, Inc.	7,953	1,549,642
KB Home	25,530	1,521,333
Legacy Housing Corp. (a)	11,765	278,007
Lennar Corp. Class A	69,065	10,349,390
LGI Homes, Inc. (a)	7,558	891,920
M/I Homes, Inc. (a)	9,630	1,227,055
MDC Holdings, Inc.	22,102	1,383,143
Meritage Homes Corp.	11,448	1,895,903
NVR, Inc. (a)	909	6,431,439
PulteGroup, Inc.	61,888	6,471,009
Skyline Champion Corp. (a)	18,359	1,257,224
Taylor Morrison Home Corp. (a)	32,911	1,715,979
Toll Brothers, Inc.	31,339	3,113,530
TopBuild Corp. (a)	9,276	3,424,050
Tri Pointe Homes, Inc. (a)	34,235	1,182,135
		59,139,959
Household Appliances – 0.2%
Cricut, Inc. Class A	36,910	193,408
Helen of Troy Ltd. (a)	8,547	978,632
iRobot Corp. (a)	14,527	197,567
Traeger, Inc. (a)	66,459	145,545
Whirlpool Corp.	16,740	1,833,365
		3,348,517
Housewares & Specialties – 0.1%
Newell Brands, Inc.	135,865	1,130,397
TOTAL HOUSEHOLD DURABLES		76,808,614
LEISURE PRODUCTS – 1.0%
Leisure Products – 1.0%
Acushnet Holdings Corp.	12,876	815,566
Brunswick Corp.	21,605	1,743,091
Funko, Inc. Class A (a)	31,206	220,626
Hasbro, Inc.	40,438	1,979,440
Johnson Outdoors, Inc. Class A	5,923	265,114
Malibu Boats, Inc. Class A (a)	10,381	433,407
Marine Products Corp.	11,080	113,127
MasterCraft Boat Holdings, Inc. (a)	15,057	291,654

	Shares	Value

Mattel, Inc. (a)	107,326	$ 1,920,062
Peloton Interactive, Inc. Class A (a)	127,509	708,950
Polaris, Inc.	16,780	1,509,529
Smith & Wesson Brands, Inc.	28,657	374,260
Sturm Ruger & Co., Inc.	9,818	428,654
Topgolf Callaway Brands Corp. (a)	58,764	773,922
Vista Outdoor, Inc. (a)	24,349	683,477
YETI Holdings, Inc. (a)	28,594	1,257,278
TOTAL LEISURE PRODUCTS		13,518,157
SPECIALTY RETAIL – 21.1%
Apparel Retail – 4.3%
Abercrombie & Fitch Co. Class A (a)	17,844	1,818,304
American Eagle Outfitters, Inc.	61,837	1,225,609
Boot Barn Holdings, Inc. (a)	11,240	806,358
Buckle, Inc.	14,828	551,453
Burlington Stores, Inc. (a)	18,980	3,628,027
Caleres, Inc.	17,351	544,301
Children's Place, Inc. (a)	12,710	283,179
Designer Brands, Inc. Class A	33,102	283,684
Foot Locker, Inc.	32,526	915,932
Gap, Inc.	74,040	1,383,808
Genesco, Inc. (a)	9,927	275,772
Guess?, Inc.	16,631	371,537
Revolve Group, Inc. (a)	26,330	379,415
Ross Stores, Inc.	92,806	13,018,826
Shoe Carnival, Inc.	14,427	367,888
Stitch Fix, Inc. Class A (a)	78,832	252,262
TJX Cos., Inc.	310,647	29,483,507
Urban Outfitters, Inc. (a)	22,350	849,300
Victoria's Secret & Co. (a)	29,549	769,751
Zumiez, Inc. (a)	16,911	290,362
		57,499,275
Automotive Retail – 3.7%
Advance Auto Parts, Inc.	20,245	1,353,378
America's Car-Mart, Inc. (a)	4,483	272,970
Arko Corp.	46,240	360,672
Asbury Automotive Group, Inc. (a)	6,039	1,262,513
AutoNation, Inc. (a)	9,606	1,341,574
AutoZone, Inc. (a)	4,977	13,747,121
Camping World Holdings, Inc. Class A	21,766	540,885
CarMax, Inc. (a)	45,858	3,264,173
Carvana Co. (a)	34,064	1,466,796
Group 1 Automotive, Inc.	4,569	1,188,214
Lithia Motors, Inc.	8,222	2,424,257
Monro, Inc.	16,306	519,509
Murphy USA, Inc.	6,085	2,145,084
O'Reilly Automotive, Inc. (a)	16,626	17,009,229
Penske Automotive Group, Inc.	7,391	1,096,603
See accompanying notes which are an integral part of the financial statements.
19	Semi-Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Automotive Retail – continued
Sonic Automotive, Inc. Class A	8,411	$425,260
Valvoline, Inc. (a)	41,918	1,529,588
		49,947,826
Computer & Electronics Retail – 0.4%
Best Buy Co., Inc.	55,668	4,035,373
GameStop Corp. Class A (a)	91,472	1,301,647
Upbound Group, Inc.	20,353	675,720
		6,012,740
Home Improvement Retail – 9.8%
Floor & Decor Holdings, Inc. Class A (a)	29,618	2,978,386
Home Depot, Inc.	270,215	95,375,087
Lowe's Cos., Inc.	159,630	33,975,649
		132,329,122
Homefurnishing Retail – 0.6%
Arhaus, Inc. (a)	35,545	415,521
Beyond, Inc. (a)	25,452	559,689
Haverty Furniture Cos., Inc.	10,845	367,646
RH (a)	5,462	1,384,508
Sleep Number Corp. (a)	21,427	220,698
Wayfair, Inc. Class A (a)	26,382	1,325,695
Williams-Sonoma, Inc.	18,541	3,585,644
		7,859,401
Other Specialty Retail – 2.3%
1-800-FLOWERS.com, Inc. Class A (a)	32,355	336,492
Academy Sports & Outdoors, Inc.	24,721	1,550,748
Bath & Body Works, Inc.	65,752	2,804,980
Chewy, Inc. Class A (a)	43,021	766,634
Dick's Sporting Goods, Inc.	18,391	2,741,546
Five Below, Inc. (a)	16,095	2,888,409
Hibbett, Inc.	7,569	504,474
Leslie's, Inc. (a)	86,955	583,468
MarineMax, Inc. (a)	12,734	356,552
National Vision Holdings, Inc. (a)	32,597	619,669
ODP Corp. (a)	13,821	706,806
Petco Health & Wellness Co., Inc. (a)	81,861	195,648
Sally Beauty Holdings, Inc. (a)	53,001	652,972
Signet Jewelers Ltd.	14,176	1,410,229
Tractor Supply Co.	30,233	6,790,332
Ulta Beauty, Inc. (a)	13,731	6,893,649
Warby Parker, Inc. Class A (a)	40,399	515,087
Winmark Corp.	1,314	473,920
		30,791,615
TOTAL SPECIALTY RETAIL		284,439,979

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS – 5.7%
Apparel, Accessories & Luxury Goods – 2.4%
Capri Holdings Ltd. (a)	36,424	$ 1,775,306
Carter's, Inc.	13,269	1,003,667
Columbia Sportswear Co.	12,884	1,021,186
Figs, Inc. Class A (a)	67,770	390,355
G-III Apparel Group Ltd. (a)	19,021	572,342
Hanesbrands, Inc. (a)	150,833	678,748
Kontoor Brands, Inc.	17,851	1,046,426
Levi Strauss & Co. Class A	39,967	650,663
Lululemon Athletica, Inc. (a)	31,477	14,284,892
Movado Group, Inc.	11,994	330,795
Oxford Industries, Inc.	6,586	625,209
PVH Corp.	18,720	2,251,267
Ralph Lauren Corp.	12,689	1,823,029
Tapestry, Inc.	68,837	2,670,187
Under Armour, Inc. Class A (a)	80,252	611,520
Under Armour, Inc. Class C (a)	78,758	582,809
VF Corp.	101,931	1,677,784
		31,996,185
Footwear – 3.3%
Crocs, Inc. (a)	18,930	1,921,016
Deckers Outdoor Corp. (a)	7,349	5,539,162
NIKE, Inc. Class B	332,050	33,713,037
Skechers USA, Inc. Class A (a)	40,202	2,510,213
Steven Madden Ltd.	25,356	1,061,909
Wolverine World Wide, Inc.	47,995	401,238
		45,146,575
TOTAL TEXTILES, APPAREL & LUXURY GOODS		77,142,760
TOTAL COMMON STOCKS (Cost $1,250,828,657)		1,342,513,723
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund 5.23% (b) (Cost $3,360,000)	3,360,000	3,360,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,254,188,657)		1,345,873,723
NET OTHER ASSETS (LIABILITIES) – 0.0%		411,669
NET ASSETS – 100.0%		$1,346,285,392

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	20

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Discretionary Select Sector Index Contracts (United States)	17	March 2024	2,952,730	(128,618)	(128,618)
CME E-mini Russell 2000 Index Contracts (United States)	6	March 2024	586,770	(719)	(719)
Total Equity Index Contracts					$(129,337)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
For the period, the average monthly notional amount at value for futures contracts in the aggregate was $2,760,834.
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,342,513,723	$ 1,342,513,723	$ —	$ —
Money Market Funds	3,360,000	3,360,000	—	—
Total Investments in Securities:	$ 1,345,873,723	$ 1,345,873,723	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (129,337)	$ (129,337)	$ —	$ —
Total Liabilities	$ (129,337)	$ (129,337)	$ —	$ —
Total Derivative Instruments:	$ (129,337)	$ (129,337)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(129,337)
Total Equity Risk	0	(129,337)
Total Value of Derivatives	$0	$(129,337)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
21	Semi-Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BEVERAGES – 22.1%
Brewers – 0.7%
Boston Beer Co., Inc. Class A (a)	6,419	$2,241,964
Molson Coors Beverage Co. Class B	88,948	5,496,097
		7,738,061
Distillers & Vintners – 2.5%
Brown-Forman Corp. Class B	136,700	7,504,830
Constellation Brands, Inc. Class A	69,794	17,105,114
Duckhorn Portfolio, Inc. (a)	66,327	572,402
MGP Ingredients, Inc.	13,654	1,159,907
		26,342,253
Soft Drinks & Non-alcoholic Beverages – 18.9%
Celsius Holdings, Inc. (a)	69,322	3,459,168
Coca-Cola Co.	1,411,269	83,956,393
Coca-Cola Consolidated, Inc.	3,249	2,798,656
Keurig Dr Pepper, Inc.	404,808	12,727,163
Monster Beverage Corp. (a)	327,190	18,001,994
National Beverage Corp. (a)	25,069	1,159,190
PepsiCo, Inc.	470,315	79,262,187
Vita Coco Co., Inc. (a)	23,491	462,538
		201,827,289
TOTAL BEVERAGES		235,907,603
CONSUMER STAPLES DISTRIBUTION & RETAIL – 29.1%
Consumer Staples Merchandise Retail – 22.8%
BJ's Wholesale Club Holdings, Inc. (a)	65,208	4,195,483
Costco Wholesale Corp.	153,870	106,921,186
Dollar General Corp.	84,479	11,157,141
Dollar Tree, Inc. (a)	80,294	10,488,002
PriceSmart, Inc.	21,796	1,656,932
Target Corp.	179,459	24,959,158
Walmart, Inc.	506,709	83,733,662
		243,111,564
Drug Retail – 0.7%
Walgreens Boots Alliance, Inc.	319,130	7,202,764
Food Distributors – 3.0%
Andersons, Inc.	33,291	1,754,769
Chefs' Warehouse, Inc. (a)	38,719	1,232,038
Performance Food Group Co. (a)	76,744	5,577,754
SpartanNash Co.	42,032	942,778
Sysco Corp.	213,917	17,312,303
U.S. Foods Holding Corp. (a)	103,307	4,753,155
United Natural Foods, Inc. (a)	46,009	685,994
		32,258,791
Food Retail – 2.6%
Albertsons Cos., Inc. Class A	126,598	2,686,410
Casey's General Stores, Inc.	18,473	5,012,833
Grocery Outlet Holding Corp. (a)	63,874	1,582,798
Ingles Markets, Inc. Class A	15,630	1,316,827

	Shares	Value

Kroger Co.	288,710	$ 13,321,079
Sprouts Farmers Market, Inc. (a)	63,870	3,217,132
Weis Markets, Inc.	18,257	1,109,113
		28,246,192
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		310,819,311
FOOD PRODUCTS – 17.6%
Agricultural Products & Services – 2.5%
Archer-Daniels-Midland Co.	229,406	12,750,386
Bunge Global SA	68,970	6,075,567
Darling Ingredients, Inc. (a)	76,598	3,316,694
Fresh Del Monte Produce, Inc.	46,235	1,136,456
Ingredion, Inc.	33,681	3,623,065
		26,902,168
Packaged Foods & Meats – 15.1%
B&G Foods, Inc.	88,371	889,012
Beyond Meat, Inc. (a)	80,276	531,427
Calavo Growers, Inc.	26,448	690,028
Cal-Maine Foods, Inc.	32,685	1,811,403
Campbell Soup Co.	93,363	4,166,791
Conagra Brands, Inc.	213,390	6,220,319
Flowers Foods, Inc.	112,238	2,559,026
Freshpet, Inc. (a)	31,946	2,750,551
General Mills, Inc.	243,886	15,830,640
Hain Celestial Group, Inc. (a)	74,778	800,872
Hershey Co.	61,859	11,972,191
Hormel Foods Corp.	140,957	4,280,864
J & J Snack Foods Corp.	11,402	1,815,540
J M Smucker Co.	50,552	6,650,116
John B Sanfilippo & Son, Inc.	10,895	1,167,181
Kellanova	120,792	6,614,570
Kraft Heinz Co.	333,477	12,382,001
Lamb Weston Holdings, Inc.	65,367	6,696,195
Lancaster Colony Corp.	11,642	2,139,567
McCormick & Co., Inc.	109,408	7,457,249
Mission Produce, Inc. (a)	66,402	663,356
Mondelez International, Inc. Class A	554,888	41,766,420
Pilgrim's Pride Corp. (a)	50,300	1,366,651
Post Holdings, Inc. (a)	30,770	2,857,610
Seaboard Corp.	331	1,192,593
Seneca Foods Corp. Class A (a)	8,346	445,509
Simply Good Foods Co. (a)	59,703	2,256,773
Sovos Brands, Inc. (a)	51,472	1,134,958
Tootsie Roll Industries, Inc.	25,436	828,959
TreeHouse Foods, Inc. (a)	36,468	1,535,303
Tyson Foods, Inc. Class A	130,524	7,147,494
Utz Brands, Inc.	76,624	1,356,245
Vital Farms, Inc. (a)	34,249	492,501
Westrock Coffee Co. (a)	29,810	308,832

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	22

Common Stocks – continued
	Shares	Value
FOOD PRODUCTS – continued
Packaged Foods & Meats – continued
WK Kellogg Co.	30,081	$ 390,752
		161,169,499
TOTAL FOOD PRODUCTS		188,071,667
HOUSEHOLD PRODUCTS – 19.3%
Household Products – 19.3%
Central Garden & Pet Co. (a)	14,720	690,368
Central Garden & Pet Co. Class A (a)	39,086	1,613,470
Church & Dwight Co., Inc.	106,106	10,594,684
Clorox Co.	54,271	7,882,863
Colgate-Palmolive Co.	325,903	27,441,033
Energizer Holdings, Inc.	50,607	1,600,193
Kimberly-Clark Corp.	140,402	16,984,430
Procter & Gamble Co.	847,759	133,216,849
Reynolds Consumer Products, Inc.	54,229	1,473,402
Spectrum Brands Holdings, Inc.	27,787	2,184,614
WD-40 Co.	9,714	2,515,732
TOTAL HOUSEHOLD PRODUCTS		206,197,638
PERSONAL CARE PRODUCTS – 4.3%
Personal Care Products – 4.3%
Beauty Health Co. (a)	112,049	328,304
BellRing Brands, Inc. (a)	76,592	4,233,240
Coty, Inc. Class A (a)	226,854	2,740,396
Edgewell Personal Care Co.	38,234	1,416,570
elf Beauty, Inc. (a)	29,391	4,688,746
Estee Lauder Cos., Inc. Class A	96,613	12,751,950
Herbalife Ltd. (a)	86,032	1,036,686
Inter Parfums, Inc.	13,843	1,926,253
Kenvue, Inc.	665,938	13,824,873
Medifast, Inc.	11,326	618,966

	Shares	Value

Nu Skin Enterprises, Inc. Class A	40,895	$ 759,011
Olaplex Holdings, Inc. (a)	42,141	94,817
USANA Health Sciences, Inc. (a)	17,383	813,872
TOTAL PERSONAL CARE PRODUCTS		45,233,684
TOBACCO – 7.3%
Tobacco – 7.3%
Altria Group, Inc.	(7,745,450)	29,337,910
Philip Morris International, Inc.	492,288	44,724,365
Turning Point Brands, Inc.	25,454	618,278
Universal Corp.	25,289	1,465,497
Vector Group Ltd.	125,593	1,314,959
TOTAL TOBACCO		77,461,009
TOTAL COMMON STOCKS (Cost $1,001,926,350)		1,063,690,912
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund 5.23% (b) (Cost $1,900,000)	1,900,000	1,900,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,003,826,350)		1,065,590,912
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,424,013
NET ASSETS – 100.0%		$ 1,067,014,925

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Staples Select Sector Index Contracts (United States)	40	March 2024	2,953,600	$ 23,727	$ 23,727
CME E-mini Russell 2000 Index Contracts (United States)	1	March 2024	97,795	(6,611)	(6,611)
Total Equity Index Contracts					$ 17,116
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
23	Semi-Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,063,690,912	$ 1,063,690,912	$ —	$ —
Money Market Funds	1,900,000	1,900,000	—	—
Total Investments in Securities:	$ 1,065,590,912	$ 1,065,590,912	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 23,727	$ 23,727	$ —	$ —
Total Assets	$ 23,727	$ 23,727	$ —	$ —
Liabilities
Futures Contracts	$ (6,611)	$ (6,611)	$ —	$ —
Total Liabilities	$ (6,611)	$ (6,611)	$ —	$ —
Total Derivative Instruments:	$ 17,116	$ 17,116	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$23,727	$(6,611)
Total Equity Risk	23,727	(6,611)
Total Value of Derivatives	$23,727	$(6,611)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	24

Fidelity® MSCI Energy Index ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 10.9%
Oil & Gas Drilling – 1.2%
Diamond Offshore Drilling, Inc. (a)	78,878	$ 962,312
Helmerich & Payne, Inc.	76,146	3,065,638
Nabors Industries Ltd. (a)	6,910	584,448
Noble Corp. PLC	86,691	3,825,674
Patterson-UTI Energy, Inc.	272,526	3,022,313
Transocean Ltd. (a)	541,509	2,956,639
Valaris Ltd. (a)	51,202	3,167,868
		17,584,892
Oil & Gas Equipment & Services – 9.7%
Archrock, Inc.	114,465	1,870,358
Baker Hughes Co.	774,943	22,085,876
Bristow Group, Inc. (a)	5,392	142,241
Cactus, Inc. Class A	49,734	2,110,711
ChampionX Corp.	151,022	4,139,513
Core Laboratories, Inc.	36,753	579,595
DMC Global, Inc. (a)	15,122	257,376
Dril-Quip, Inc. (a)	24,878	499,301
Expro Group Holdings NV (a)	70,630	1,243,088
Halliburton Co.	689,679	24,587,056
Helix Energy Solutions Group, Inc. (a)	110,410	1,037,854
Kodiak Gas Services, Inc.	17,919	419,663
Liberty Energy, Inc.	123,947	2,576,858
Newpark Resources, Inc. (a)	63,501	412,122
NOV, Inc.	302,250	5,896,898
Oceaneering International, Inc. (a)	77,019	1,600,455
Oil States International, Inc. (a)	49,206	303,601
ProPetro Holding Corp. (a)	64,598	546,499
RPC, Inc.	75,007	548,301
Schlumberger NV	1,090,805	53,122,204
Select Water Solutions, Inc.	67,870	527,350
TechnipFMC PLC	336,242	6,502,920
TETRA Technologies, Inc. (a)	94,181	394,618
Tidewater, Inc. (a)	9,712	652,549
U.S. Silica Holdings, Inc. (a)	59,092	633,466
Weatherford International PLC (a)	53,909	4,827,551
		137,518,024
TOTAL ENERGY EQUIPMENT & SERVICES		155,102,916
OIL, GAS & CONSUMABLE FUELS – 88.9%
Coal & Consumable Fuels – 0.5%
Centrus Energy Corp. Class A (a)	10,287	516,613
CONSOL Energy, Inc.	24,483	2,316,092
Enviva, Inc.	33,153	14,528
Hallador Energy Co. (a)	17,902	152,704
Peabody Energy Corp.	86,892	2,320,016
Uranium Energy Corp. (a)	282,199	2,156,000
		7,475,953

	Shares	Value

Integrated Oil & Gas – 38.7%
Chevron Corp.	1,392,561	$ 205,305,268
Exxon Mobil Corp.	3,074,839	316,124,198
Occidental Petroleum Corp.	509,281	29,319,307
		550,748,773
Oil & Gas Exploration & Production – 27.8%
Antero Resources Corp. (a)	219,194	4,896,794
APA Corp.	235,718	7,385,045
Berry Corp.	52,999	355,623
California Resources Corp.	39,811	1,898,188
Callon Petroleum Co. (a)	42,028	1,349,939
Chesapeake Energy Corp.	86,358	6,659,065
Chord Energy Corp.	31,878	4,901,561
Civitas Resources, Inc.	50,453	3,269,859
CNX Resources Corp. (a)	123,660	2,497,932
Comstock Resources, Inc.	75,840	592,310
ConocoPhillips	919,111	102,820,948
Coterra Energy, Inc.	579,519	14,418,433
Crescent Energy Co. Class A	60,276	666,050
Devon Energy Corp.	491,770	20,664,175
Diamondback Energy, Inc.	130,381	20,044,775
EOG Resources, Inc.	446,914	50,854,344
EQT Corp.	299,943	10,617,982
Granite Ridge Resources, Inc.	25,939	142,146
Gulfport Energy Corp. (a)	9,326	1,183,469
Hess Corp.	212,100	29,806,413
HighPeak Energy, Inc.	19,729	269,301
Kimbell Royalty Partners LP	51,344	771,187
Kosmos Energy Ltd. (a)	354,112	2,145,919
Magnolia Oil & Gas Corp. Class A	137,372	2,832,611
Marathon Oil Corp.	464,986	10,624,930
Matador Resources Co.	86,928	4,771,478
Murphy Oil Corp.	113,923	4,408,820
Northern Oil & Gas, Inc.	68,596	2,297,966
Ovintiv, Inc.	198,851	8,435,259
Permian Resources Corp.	282,495	3,808,033
Pioneer Natural Resources Co.	179,071	41,155,888
Range Resources Corp.	185,295	5,380,967
Riley Exploration Permian, Inc.	6,213	138,053
SandRidge Energy, Inc.	26,313	384,170
SilverBow Resources, Inc. (a)	12,022	319,304
Sitio Royalties Corp. Class A	62,823	1,340,015
SM Energy Co.	91,251	3,383,587
Southwestern Energy Co. (a)	803,563	5,182,981
Talos Energy, Inc. (a)	106,419	1,380,254
Tellurian, Inc. (a)	449,363	225,131
Texas Pacific Land Corp.	4,705	6,875,558
VAALCO Energy, Inc.	82,691	352,264
Viper Energy, Inc.	52,789	1,648,073
Vital Energy, Inc. (a)	15,477	678,357
Vitesse Energy, Inc.	17,759	373,117

See accompanying notes which are an integral part of the financial statements.
25	Semi-Annual Report

Fidelity® MSCI Energy Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
W&T Offshore, Inc.	78,414	$ 238,378
		394,446,652
Oil & Gas Refining & Marketing – 11.0%
Clean Energy Fuels Corp. (a)	140,438	414,292
CVR Energy, Inc.	27,065	912,903
Delek U.S. Holdings, Inc.	49,633	1,341,580
Green Plains, Inc. (a)	37,085	768,772
HF Sinclair Corp.	123,211	6,960,189
Marathon Petroleum Corp.	306,884	50,819,990
Par Pacific Holdings, Inc. (a)	45,676	1,671,285
PBF Energy, Inc. Class A	85,495	4,318,353
Phillips 66	341,765	49,320,107
REX American Resources Corp. (a)	12,052	498,832
Valero Energy Corp.	271,037	37,647,039
Vertex Energy, Inc. (a)	68,688	100,285
World Kinect Corp.	46,690	1,053,793
		155,827,420
Oil & Gas Storage & Transportation – 10.9%
Antero Midstream Corp.	276,664	3,386,367
Cheniere Energy, Inc.	184,702	30,289,281
Dorian LPG Ltd.	25,441	952,511
DT Midstream, Inc.	74,467	3,998,133
EnLink Midstream LLC (a)	176,704	2,131,050
Equitrans Midstream Corp.	333,194	3,395,247
Excelerate Energy, Inc. Class A	14,084	215,767
Hess Midstream LP Class A	52,664	1,780,570
International Seaways, Inc.	26,354	1,413,629
Kinder Morgan, Inc.	1,539,185	26,043,010

	Shares	Value

Kinetik Holdings, Inc.	19,845	$ 645,360
New Fortress Energy, Inc.	47,035	1,562,973
NextDecade Corp. (a)	65,090	331,308
ONEOK, Inc.	447,081	30,513,278
Plains GP Holdings LP Class A (a)	150,384	2,433,213
Targa Resources Corp.	163,126	13,859,185
Williams Cos., Inc.	933,630	32,359,616
		155,310,498
TOTAL OIL, GAS & CONSUMABLE FUELS		1,263,809,296
TOTAL COMMON STOCKS (Cost $1,099,656,531)		1,418,912,212
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund 5.23% (b) (Cost $1,980,000)	1,980,000	1,980,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,101,636,531)		1,420,892,212
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,526,522
NET ASSETS – 100.0%		$1,422,418,734

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Energy Select Sector Index Contracts (United States)	35	March 2024	$3,069,500	$(1,406)	$(1,406)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	26

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,418,912,212	$ 1,418,912,212	$ —	$ —
Money Market Funds	1,980,000	1,980,000	—	—
Total Investments in Securities:	$ 1,420,892,212	$ 1,420,892,212	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,406)	$ (1,406)	$ —	$ —
Total Liabilities	$ (1,406)	$ (1,406)	$ —	$ —
Total Derivative Instruments:	$ (1,406)	$ (1,406)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(1,406)
Total Equity Risk	0	(1,406)
Total Value of Derivatives	$0	$(1,406)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
27	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BANKS – 26.5%
Diversified Banks – 19.5%
Bank of America Corp.	1,724,788	$ 58,660,040
Citigroup, Inc.	464,386	26,084,562
Comerica, Inc.	31,999	1,682,507
Fifth Third Bancorp	164,636	5,637,137
First Citizens BancShares, Inc. Class A	2,602	3,929,020
JPMorgan Chase & Co.	700,684	122,171,262
KeyCorp	227,381	3,303,846
PNC Financial Services Group, Inc.	96,108	14,532,491
U.S. Bancorp	370,106	15,374,203
Wells Fargo & Co.	882,142	44,265,885
		295,640,953
Regional Banks – 7.0%
1st Source Corp.	4,534	236,992
Amalgamated Financial Corp.	4,036	107,196
Amerant Bancorp, Inc.	6,502	147,010
Ameris Bancorp	15,485	768,675
Arrow Financial Corp.	1	16
Associated Banc-Corp.	37,831	794,829
Atlantic Union Bankshares Corp.	17,972	613,924
Axos Financial, Inc. (a)	12,771	707,897
Banc of California, Inc.	36,309	500,338
Bancfirst Corp.	5,233	463,173
Bancorp, Inc. (a)	12,805	558,810
Bank First Corp.	2,032	171,582
Bank of Hawaii Corp.	9,579	605,680
Bank OZK	27,060	1,220,677
BankUnited, Inc.	17,947	507,182
Banner Corp.	8,339	388,431
Bar Harbor Bankshares	3,995	105,108
Berkshire Hills Bancorp, Inc.	10,580	253,920
BOK Financial Corp.	7,272	609,685
Brookline Bancorp, Inc.	21,251	229,936
Business First Bancshares, Inc.	5,891	132,842
Byline Bancorp, Inc.	7,316	159,781
Cadence Bank	43,307	1,152,832
Cambridge Bancorp	1,939	132,996
Camden National Corp.	3,889	140,121
Capital City Bank Group, Inc.	3,770	107,747
Capitol Federal Financial, Inc.	33,026	209,385
Cathay General Bancorp	16,993	699,602
Central Pacific Financial Corp.	5,914	113,963
Citizens Financial Group, Inc.	115,295	3,770,147
City Holding Co.	3,499	357,633
Coastal Financial Corp. (a)	2,727	108,807
Columbia Banking System, Inc.	50,707	1,022,253
Columbia Financial, Inc. (a)	6,989	125,662
Commerce Bancshares, Inc.	30,185	1,573,242
Community Bank System, Inc.	12,702	581,371

	Shares	Value

Community Trust Bancorp, Inc.	3,817	$ 158,406
ConnectOne Bancorp, Inc.	9,498	216,934
CrossFirst Bankshares, Inc. (a)	10,442	147,441
Cullen/Frost Bankers, Inc.	14,820	1,572,698
Customers Bancorp, Inc. (a)	7,221	385,890
CVB Financial Corp.	33,364	559,514
Dime Community Bancshares, Inc.	8,745	199,473
Eagle Bancorp, Inc.	7,075	175,389
East West Bancorp, Inc.	34,226	2,491,995
Eastern Bankshares, Inc.	38,591	538,730
Enterprise Financial Services Corp.	9,332	388,491
Equity Bancshares, Inc. Class A	3,610	118,589
Farmers National Banc Corp.	9,723	133,400
FB Financial Corp.	8,743	325,677
First BanCorp	42,461	708,250
First Bancorp/Southern Pines NC	9,847	340,312
First Bancshares, Inc.	7,095	180,426
First Busey Corp.	13,374	314,824
First Commonwealth Financial Corp.	25,003	350,292
First Community Bankshares, Inc.	4,073	139,622
First Financial Bancorp	23,355	523,619
First Financial Bankshares, Inc.	32,533	1,016,006
First Financial Corp.	3,148	124,094
First Hawaiian, Inc.	32,268	699,893
First Horizon Corp.	135,044	1,923,027
First Interstate Bancsystem, Inc. Class A	22,073	607,449
First Merchants Corp.	15,127	511,444
First Mid Bancshares, Inc.	5,226	164,462
Five Star Bancorp	2,874	68,487
Flushing Financial Corp.	6,211	99,562
FNB Corp.	88,201	1,162,489
Fulton Financial Corp.	39,571	616,912
German American Bancorp, Inc.	7,245	240,027
Glacier Bancorp, Inc.	26,846	1,037,866
Great Southern Bancorp, Inc.	2,472	128,766
Greene County Bancorp, Inc.	1,959	48,975
Hancock Whitney Corp.	20,640	931,070
Hanmi Financial Corp.	5,332	89,311
Harborone Bancorp, Inc.	9,953	108,687
HBT Financial, Inc.	3,580	69,703
Heartland Financial USA, Inc.	9,420	334,127
Heritage Commerce Corp.	16,788	149,245
Heritage Financial Corp.	8,887	179,073
Hilltop Holdings, Inc.	11,824	372,338
Hingham Institution For Savings The	390	72,095
Home BancShares, Inc.	46,380	1,087,147
Hope Bancorp, Inc.	29,902	331,314
Horizon Bancorp, Inc.	11,323	148,445
Huntington Bancshares, Inc.	351,699	4,477,128

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	28

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Independent Bank Corp.	10,536	$ 590,964
Independent Bank Corp.	5,071	129,006
Independent Bank Group, Inc.	9,095	439,743
International Bancshares Corp.	13,554	716,464
Kearny Financial Corp.	14,330	103,606
Lakeland Bancorp, Inc.	15,567	206,885
Lakeland Financial Corp.	6,017	402,898
Live Oak Bancshares, Inc.	7,814	284,195
Luther Burbank Corp. (a)	7,015	67,344
M&T Bank Corp.	40,119	5,540,434
Mercantile Bank Corp.	4,087	163,848
Metrocity Bankshares, Inc.	5,144	122,942
Metropolitan Bank Holding Corp. (a)	2,307	111,866
Mid Penn Bancorp, Inc.	3,610	77,182
Midland States Bancorp, Inc.	5,839	153,332
MidWestOne Financial Group, Inc.	4,098	104,499
National Bank Holdings Corp. Class A	7,042	246,470
NBT Bancorp, Inc.	10,587	376,580
New York Community Bancorp, Inc.	177,970	1,151,466
Nicolet Bankshares, Inc.	3,217	250,186
Northfield Bancorp, Inc.	10,296	123,861
Northwest Bancshares, Inc.	31,074	384,385
OceanFirst Financial Corp.	14,378	247,733
OFG Bancorp	10,961	403,036
Old National Bancorp	71,761	1,181,904
Old Second Bancorp, Inc.	10,796	147,042
Origin Bancorp, Inc.	7,441	226,951
Pacific Premier Bancorp, Inc.	23,303	591,197
Park National Corp.	3,877	506,646
Pathward Financial, Inc.	6,297	326,059
Peapack-Gladstone Financial Corp.	4,237	116,856
Peoples Bancorp, Inc.	8,247	241,637
Pinnacle Financial Partners, Inc.	18,448	1,630,434
Popular, Inc.	17,670	1,509,902
Preferred Bank	2,071	148,781
Premier Financial Corp.	9,374	195,823
Prosperity Bancshares, Inc.	22,827	1,458,874
Provident Financial Services, Inc.	18,218	301,508
QCR Holdings, Inc.	3,927	229,376
Regions Financial Corp.	227,827	4,253,530
Renasant Corp.	13,653	431,844
Republic Bancorp, Inc. Class A	2,114	108,216
S&T Bancorp, Inc.	9,434	314,530
Sandy Spring Bancorp, Inc.	11,862	289,196
Seacoast Banking Corp. of Florida	20,294	498,421
ServisFirst Bancshares, Inc.	12,469	837,169

	Shares	Value

Simmons First National Corp. Class A	31,213	$ 593,359
SmartFinancial, Inc.	3,832	89,132
South Plains Financial, Inc.	3,136	84,923
Southern Missouri Bancorp, Inc.	2,500	109,025
Southside Bancshares, Inc.	7,327	229,335
SouthState Corp.	18,257	1,517,157
Stellar Bancorp, Inc.	10,784	269,924
Stock Yards Bancorp, Inc.	6,710	333,621
Synovus Financial Corp.	36,011	1,356,174
Texas Capital Bancshares, Inc. (a)	11,707	714,127
TFS Financial Corp.	14,025	186,813
Tompkins Financial Corp.	3,107	153,455
Towne Bank	17,605	494,877
Trico Bancshares	7,603	276,369
Triumph Financial, Inc. (a)	5,323	376,070
Truist Financial Corp.	321,705	11,922,387
TrustCo Bank Corp.	4,098	118,432
Trustmark Corp.	13,852	373,865
UMB Financial Corp.	11,202	924,165
United Bankshares, Inc.	32,794	1,175,665
United Community Banks, Inc.	28,145	769,484
Univest Financial Corp.	8,657	183,875
Valley National Bancorp	104,980	1,009,908
Veritex Holdings, Inc.	12,848	269,936
WaFd, Inc.	15,829	459,674
Washington Trust Bancorp, Inc.	4,403	122,447
Webster Financial Corp.	41,751	2,065,840
WesBanco, Inc.	14,665	430,271
Westamerica BanCorp	6,606	315,238
Western Alliance Bancorp	25,005	1,599,320
Wintrust Financial Corp.	14,742	1,429,679
WSFS Financial Corp.	14,639	651,582
Zions Bancorp NA	35,853	1,502,241
		106,201,750
TOTAL BANKS		401,842,703
CAPITAL MARKETS – 22.7%
Asset Management & Custody Banks – 7.8%
Affiliated Managers Group, Inc.	8,585	1,277,791
Alti Global, Inc. (a)	6,555	40,707
Ameriprise Financial, Inc.	24,771	9,582,166
Ares Management Corp. Class A	39,263	4,769,669
Artisan Partners Asset Management, Inc. Class A	16,591	695,163
Assetmark Financial Holdings, Inc. (a)	6,265	192,148
Bank of New York Mellon Corp.	188,202	10,437,683
BlackRock, Inc.	35,989	27,866,643
Blackstone, Inc.	171,102	21,293,644
Blue Owl Capital, Inc.	87,467	1,359,237
See accompanying notes which are an integral part of the financial statements.
29	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
Brightsphere Investment Group, Inc.	8,384	$ 185,454
Carlyle Group, Inc.	52,199	2,089,004
Cohen & Steers, Inc.	6,524	459,420
Diamond Hill Investment Group, Inc.	835	133,208
Federated Hermes, Inc.	20,707	723,917
Franklin Resources, Inc.	72,467	1,929,796
Hamilton Lane, Inc. Class A	8,252	956,737
Invesco Ltd.	82,082	1,299,358
Janus Henderson Group PLC	32,830	944,191
KKR & Co., Inc.	138,580	11,998,256
Northern Trust Corp.	50,216	3,999,202
P10, Inc. Class A	10,558	97,134
SEI Investments Co.	27,087	1,712,982
State Street Corp.	77,130	5,697,593
StepStone Group, Inc. Class A	12,996	434,716
T Rowe Price Group, Inc.	54,276	5,886,232
TPG, Inc.	12,830	534,113
Victory Capital Holdings, Inc. Class A	7,984	269,300
Virtus Investment Partners, Inc.	1,805	426,178
WisdomTree, Inc.	26,395	178,694
		117,470,336
Diversified Capital Markets – 0.0%
Forge Global Holdings, Inc. (a)	26,756	51,371
Financial Exchanges & Data – 8.1%
Cboe Global Markets, Inc.	25,350	4,660,597
CME Group, Inc.	86,726	17,851,680
Coinbase Global, Inc. Class A (a)	41,259	5,289,404
Donnelley Financial Solutions, Inc. (a)	6,090	378,311
FactSet Research Systems, Inc.	9,183	4,370,373
Intercontinental Exchange, Inc.	137,837	17,550,785
MarketAxess Holdings, Inc.	9,055	2,041,993
Moody's Corp.	39,777	15,594,175
Morningstar, Inc.	6,177	1,725,236
MSCI, Inc.	19,034	11,394,133
Nasdaq, Inc.	82,760	4,781,045
Open Lending Corp. Class A (a)	18,875	138,543
S&P Global, Inc.	78,379	35,141,225
Tradeweb Markets, Inc. Class A	26,227	2,501,794
		123,419,294
Investment Banking & Brokerage – 6.8%
B Riley Financial, Inc.	3,958	92,696
BGC Group, Inc. Class A	88,193	622,643
Charles Schwab Corp.	362,838	22,829,767
Evercore, Inc. Class A	8,679	1,490,445
Freedom Holding Corp. (a)	4,274	351,024
Goldman Sachs Group, Inc.	79,537	30,543,003

	Shares	Value

Houlihan Lokey, Inc.	12,271	$ 1,469,820
Interactive Brokers Group, Inc. Class A	24,604	2,183,605
Jefferies Financial Group, Inc.	41,329	1,684,570
LPL Financial Holdings, Inc.	18,232	4,360,912
Moelis & Co. Class A	15,775	867,152
Morgan Stanley	299,799	26,154,465
Perella Weinberg Partners	9,730	114,327
Piper Sandler Cos.	4,261	739,241
PJT Partners, Inc. Class A	5,535	532,301
Raymond James Financial, Inc.	47,920	5,279,826
Robinhood Markets, Inc. Class A (a)	104,073	1,117,744
Stifel Financial Corp.	25,613	1,868,468
StoneX Group, Inc. (a)	6,900	453,675
Virtu Financial, Inc. Class A	22,471	377,288
		103,132,972
TOTAL CAPITAL MARKETS		344,073,973
CONSUMER FINANCE – 4.3%
Consumer Finance – 4.3%
Ally Financial, Inc.	65,383	2,398,249
American Express Co.	150,778	30,267,176
Atlanticus Holdings Corp. (a)	1,600	55,504
Bread Financial Holdings, Inc.	3,086	111,929
Capital One Financial Corp.	92,048	12,455,935
Credit Acceptance Corp. (a)	1,711	925,771
Discover Financial Services	60,316	6,364,544
Encore Capital Group, Inc. (a)	5,830	291,966
Enova International, Inc. (a)	7,385	401,966
Ezcorp, Inc. Class A (a)	12,417	106,786
FirstCash Holdings, Inc.	9,267	1,063,574
Green Dot Corp. Class A (a)	11,604	104,552
LendingClub Corp. (a)	26,921	242,827
Navient Corp.	23,737	408,751
Nelnet, Inc. Class A	4,141	360,805
NerdWallet, Inc. Class A (a)	8,469	129,660
OneMain Holdings, Inc.	28,283	1,346,271
PRA Group, Inc. (a)	9,831	223,852
PROG Holdings, Inc. (a)	11,284	345,742
SLM Corp.	49,797	989,964
SoFi Technologies, Inc. (a)	218,086	1,707,613
Synchrony Financial	101,511	3,945,733
Upstart Holdings, Inc. (a)	17,031	540,905
World Acceptance Corp. (a)	835	109,644
TOTAL CONSUMER FINANCE		64,899,719
FINANCIAL SERVICES – 28.1%
Commercial & Residential Mortgage Finance – 0.6%
Enact Holdings, Inc.	8,281	235,926
Essent Group Ltd.	25,984	1,433,278

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	30

Common Stocks – continued
	Shares	Value
FINANCIAL SERVICES – continued
Commercial & Residential Mortgage Finance – continued
Federal Agricultural Mortgage Corp. Class C	2,296	$ 427,722
Merchants Bancorp	3,881	169,755
MGIC Investment Corp.	68,527	1,359,576
Mr Cooper Group, Inc. (a)	16,173	1,089,413
NMI Holdings, Inc. Class A (a)	19,057	608,299
PennyMac Financial Services, Inc.	10,150	885,283
Radian Group, Inc.	36,936	1,070,405
Rocket Cos., Inc. Class A (a)	27,419	337,528
UWM Holdings Corp.	21,073	141,189
Walker & Dunlop, Inc.	8,138	786,049
		8,544,423
Diversified Financial Services – 1.0%
Apollo Global Management, Inc.	95,439	9,582,075
Equitable Holdings, Inc.	84,117	2,749,785
Jackson Financial, Inc. Class A	17,406	871,518
Voya Financial, Inc.	25,740	1,862,804
		15,066,182
Multi-Sector Holdings – 8.0%
Berkshire Hathaway, Inc. Class B (a)	315,366	121,018,549
Cannae Holdings, Inc. (a)	17,417	352,694
Compass Diversified Holdings	16,517	364,861
		121,736,104
Specialized Finance – 0.0%
A-Mark Precious Metals, Inc.	4,752	128,161
Transaction & Payment Processing Services – 18.5%
Affirm Holdings, Inc. (a)	52,133	2,111,908
AvidXchange Holdings, Inc. (a)	37,077	406,364
Block, Inc. (a)	132,643	8,623,121
Cantaloupe, Inc. (a)	15,140	103,103
Cass Information Systems, Inc.	4,071	175,704
Euronet Worldwide, Inc. (a)	11,613	1,157,236
EVERTEC, Inc.	16,179	649,749
Fidelity National Information Services, Inc.	143,199	8,915,570
Fiserv, Inc. (a)	147,397	20,911,212
FleetCor Technologies, Inc. (a)	17,036	4,939,248
Flywire Corp. (a)	26,288	561,775
Global Payments, Inc.	62,929	8,384,031
I3 Verticals, Inc. Class A (a)	6,623	124,115
International Money Express, Inc. (a)	8,359	172,195
Jack Henry & Associates, Inc.	17,908	2,969,684
Marqeta, Inc. Class A (a)	92,677	556,989
Mastercard, Inc. Class A	203,113	91,244,453
NCR Atleos Corp. (a)	16,657	372,950
Paymentus Holdings, Inc. Class A (a)	4,705	74,621

	Shares	Value

Payoneer Global, Inc. (a)	67,190	$ 314,449
PayPal Holdings, Inc. (a)	252,043	15,462,838
Remitly Global, Inc. (a)	33,122	567,711
Repay Holdings Corp. (a)	19,963	156,510
Shift4 Payments, Inc. Class A (a)	12,335	885,776
Toast, Inc. Class A (a)	80,040	1,422,311
Visa, Inc. Class A	387,824	105,976,786
Western Union Co.	58,773	738,777
WEX, Inc. (a)	10,349	2,115,232
		280,094,418
TOTAL FINANCIAL SERVICES		425,569,288
INSURANCE – 17.2%
Insurance Brokers – 4.1%
Aon PLC Class A	48,914	14,597,405
Arthur J Gallagher & Co.	51,906	12,050,497
Brown & Brown, Inc.	58,064	4,503,444
BRP Group, Inc. Class A (a)	14,857	333,391
Goosehead Insurance, Inc. Class A (a)	5,176	399,587
Hagerty, Inc. Class A (a)	5,715	46,006
Marsh & McLennan Cos., Inc.	118,978	23,062,695
Ryan Specialty Holdings, Inc. (a)	23,963	1,038,077
Willis Towers Watson PLC	25,732	6,337,792
		62,368,894
Life & Health Insurance – 3.2%
Aflac, Inc.	136,311	11,496,470
American Equity Investment Life Holding Co. (a)	15,278	843,498
Brighthouse Financial, Inc. (a)	15,779	816,879
CNO Financial Group, Inc.	27,799	755,577
F&G Annuities & Life, Inc.	4,203	188,463
Genworth Financial, Inc. Class A (a)	113,582	700,801
Globe Life, Inc.	22,915	2,814,420
Lincoln National Corp.	40,682	1,116,721
MetLife, Inc.	154,541	10,712,782
National Western Life Group, Inc. Class A	501	242,484
Oscar Health, Inc. Class A (a)	31,598	395,607
Primerica, Inc.	8,615	2,017,288
Principal Financial Group, Inc.	58,971	4,664,606
Prudential Financial, Inc.	87,507	9,182,109
Unum Group	47,664	2,304,078
		48,251,783
Multi-line Insurance – 0.9%
American International Group, Inc.	171,719	11,936,188
Assurant, Inc.	12,644	2,123,560
Horace Mann Educators Corp.	10,194	375,445
		14,435,193
See accompanying notes which are an integral part of the financial statements.
31	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INSURANCE – continued
Property & Casualty Insurance – 8.3%
Allstate Corp.	63,042	$ 9,787,271
Ambac Financial Group, Inc. (a)	11,915	193,619
American Financial Group, Inc.	17,754	2,137,582
AMERISAFE, Inc.	5,154	256,875
Arch Capital Group Ltd. (a)	89,818	7,403,698
Assured Guaranty Ltd.	13,705	1,111,887
Axis Capital Holdings Ltd.	20,347	1,211,053
Chubb Ltd.	99,053	24,267,985
Cincinnati Financial Corp.	37,957	4,205,636
Donegal Group, Inc. Class A	5,676	85,197
Employers Holdings, Inc.	6,039	251,947
Erie Indemnity Co. Class A	6,099	2,109,217
Fidelity National Financial, Inc.	62,080	3,105,862
First American Financial Corp.	24,935	1,504,827
Hanover Insurance Group, Inc.	8,765	1,157,068
Hartford Financial Services Group, Inc.	74,111	6,444,693
HCI Group, Inc.	1,733	155,398
James River Group Holdings Ltd.	8,900	85,173
Kemper Corp.	15,465	927,900
Kinsale Capital Group, Inc.	5,290	2,103,145
Lemonade, Inc. (a)	12,567	198,810
Loews Corp.	46,697	3,402,343
Markel Group, Inc. (a)	3,033	4,541,705
Mercury General Corp.	6,859	274,703
Old Republic International Corp.	66,654	1,868,978
Palomar Holdings, Inc. (a)	5,920	354,430
ProAssurance Corp.	12,972	174,603
Progressive Corp.	140,987	25,130,933
RLI Corp.	9,956	1,357,700
Safety Insurance Group, Inc.	3,709	308,997
Selective Insurance Group, Inc.	14,744	1,546,056
Skyward Specialty Insurance Group, Inc. (a)	3,158	98,214
Stewart Information Services Corp.	6,632	408,929
Tiptree, Inc.	5,681	107,541
Travelers Cos., Inc.	55,245	11,676,583
Trupanion, Inc. (a)	8,718	237,130
United Fire Group, Inc.	5,279	118,302
Universal Insurance Holdings, Inc.	6,215	103,293
W R Berkley Corp.	49,587	4,060,184
White Mountains Insurance Group Ltd.	618	973,949
		125,449,416
Reinsurance – 0.7%
Enstar Group Ltd. (a)	2,702	721,137
Everest Group Ltd.	10,462	4,027,556
Reinsurance Group of America, Inc.	16,128	2,804,498
RenaissanceRe Holdings Ltd.	12,367	2,829,941

	Shares	Value

SiriusPoint Ltd. (a)	21,569	$ 254,514
		10,637,646
TOTAL INSURANCE		261,142,932
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.9%
Mortgage REITs – 0.9%
AGNC Investment Corp.	144,957	1,374,192
Annaly Capital Management, Inc.	120,989	2,321,779
Apollo Commercial Real Estate Finance, Inc.	32,869	366,818
Arbor Realty Trust, Inc.	42,371	563,534
Ares Commercial Real Estate Corp.	13,039	124,001
ARMOUR Residential REIT, Inc.	11,506	219,189
Blackstone Mortgage Trust, Inc. Class A	40,571	800,872
BrightSpire Capital, Inc.	32,408	231,717
Chimera Investment Corp.	55,277	265,330
Claros Mortgage Trust, Inc.	27,265	320,091
Dynex Capital, Inc.	13,457	164,714
Ellington Financial, Inc.	14,844	181,245
Franklin BSP Realty Trust, Inc.	19,545	250,567
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	26,547	631,553
Invesco Mortgage Capital, Inc.	9,736	85,774
KKR Real Estate Finance Trust, Inc.	14,515	177,664
Ladder Capital Corp.	28,133	307,494
MFA Financial, Inc.	24,226	268,182
New York Mortgage Trust, Inc.	22,983	180,187
PennyMac Mortgage Investment Trust	21,047	301,814
Ready Capital Corp.	41,252	386,531
Redwood Trust, Inc.	28,619	192,034
Rithm Capital Corp.	117,784	1,260,289
Starwood Property Trust, Inc.	75,968	1,544,429
TPG RE Finance Trust, Inc.	14,516	88,402
Two Harbors Investment Corp.	23,866	297,370
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)		12,905,772
TOTAL COMMON STOCKS (Cost $1,261,848,311)		1,510,434,387

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	32

Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund 5.23% (b) (Cost $3,239,000)	3,239,000	$ 3,239,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,265,087,311)		1,513,673,387
NET OTHER ASSETS (LIABILITIES) – 0.1%		846,996
NET ASSETS – 100.0%		$1,514,520,383

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Financial Select Sector Index Contracts (United States)	30	March 2024	3,600,750	$ 91,212	$ 91,212
CME E-mini Russell 2000 Index Contracts (United States)	5	March 2024	488,975	(7,528)	(7,528)
Total Equity Index Contracts					$ 83,684
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
33	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,510,434,387	$ 1,510,434,387	$ —	$ —
Money Market Funds	3,239,000	3,239,000	—	—
Total Investments in Securities:	$ 1,513,673,387	$ 1,513,673,387	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 91,212	$ 91,212	$ —	$ —
Total Assets	$ 91,212	$ 91,212	$ —	$ —
Liabilities
Futures Contracts	$ (7,528)	$ (7,528)	$ —	$ —
Total Liabilities	$ (7,528)	$ (7,528)	$ —	$ —
Total Derivative Instruments:	$ 83,684	$ 83,684	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$91,212	$(7,528)
Total Equity Risk	91,212	(7,528)
Total Value of Derivatives	$91,212	$(7,528)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	34

Fidelity® MSCI Health Care Index ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BIOTECHNOLOGY – 19.2%
Biotechnology – 19.2%
4D Molecular Therapeutics, Inc. (a)	10,808	$ 186,438
89bio, Inc. (a)	37,878	374,992
AbbVie, Inc.	926,407	152,301,311
ACADIA Pharmaceuticals, Inc. (a)	55,876	1,447,747
ACELYRIN, Inc. (a)	10,160	77,419
ADMA Biologics, Inc. (a)	114,320	593,321
Agenus, Inc. (a)	156,747	104,582
Agios Pharmaceuticals, Inc. (a)	29,557	668,579
Akero Therapeutics, Inc. (a)	23,255	502,541
Akouos, Inc. (a)(b)	11,863	9,846
Alector, Inc. (a)	37,150	221,414
Alkermes PLC (a)	82,664	2,236,061
Allogene Therapeutics, Inc. (a)	56,921	200,362
Alnylam Pharmaceuticals, Inc. (a)	65,687	11,357,939
Alpine Immune Sciences, Inc. (a)	15,100	401,811
Amgen, Inc.	280,750	88,228,495
Amicus Therapeutics, Inc. (a)	113,723	1,413,577
AnaptysBio, Inc. (a)	6,923	163,383
Anavex Life Sciences Corp. (a)	43,464	259,480
Apellis Pharmaceuticals, Inc. (a)	43,380	2,745,520
Apogee Therapeutics, Inc. (a)	8,743	292,891
Arcellx, Inc. (a)	15,450	955,428
Arcturus Therapeutics Holdings, Inc. (a)	12,512	412,521
Arcus Biosciences, Inc. (a)	24,993	378,394
Ardelyx, Inc. (a)	116,108	1,013,623
Arrowhead Pharmaceuticals, Inc. (a)	64,452	2,068,909
ARS Pharmaceuticals, Inc. (a)	19,356	120,201
Aurinia Pharmaceuticals, Inc. (a)	70,173	529,104
Avid Bioservices, Inc. (a)	32,271	218,475
Avidity Biosciences, Inc. (a)	30,863	377,454
Beam Therapeutics, Inc. (a)	35,170	858,148
BioCryst Pharmaceuticals, Inc. (a)	97,786	518,266
Biogen, Inc. (a)	76,033	18,754,300
Biohaven Ltd. (a)	35,638	1,585,178
BioMarin Pharmaceutical, Inc. (a)	98,630	8,687,330
Biomea Fusion, Inc. (a)	11,775	212,892
Blueprint Medicines Corp. (a)	30,108	2,394,489
Bridgebio Pharma, Inc. (a)	47,024	1,612,453
Cabaletta Bio, Inc. (a)	14,217	291,164
Catalyst Pharmaceuticals, Inc. (a)	50,114	721,642
Celldex Therapeutics, Inc. (a)	25,623	902,442
Cerevel Therapeutics Holdings, Inc. (a)	37,034	1,551,725
Chinook Therapeutics, Inc. (a)	24,218	0
Cogent Biosciences, Inc. (a)	27,878	123,500
Coherus Biosciences, Inc. (a)	50,220	107,973
Crinetics Pharmaceuticals, Inc. (a)	28,120	1,025,818
CRISPR Therapeutics AG (a)	39,725	2,500,689

	Shares	Value

Cullinan Oncology, Inc. (a)	13,407	$ 202,982
Cytokinetics, Inc. (a)	45,508	3,555,540
Day One Biopharmaceuticals, Inc. (a)	24,990	376,099
Deciphera Pharmaceuticals, Inc. (a)	18,415	263,703
Denali Therapeutics, Inc. (a)	57,458	919,903
Disc Medicine, Inc. (a)	4,091	268,983
Dynavax Technologies Corp. (a)	67,823	876,273
Dyne Therapeutics, Inc. (a)	24,581	526,033
Editas Medicine, Inc. (a)	38,382	269,825
Entrada Therapeutics, Inc. (a)	5,620	81,883
Erasca, Inc. (a)	46,790	78,139
Exact Sciences Corp. (a)	94,694	6,192,988
Exelixis, Inc. (a)	151,069	3,287,261
Geron Corp. (a)	205,067	377,323
Gilead Sciences, Inc.	653,986	51,180,944
Halozyme Therapeutics, Inc. (a)	68,781	2,328,237
HilleVax, Inc. (a)	10,117	143,358
Ideaya Biosciences, Inc. (a)	22,553	981,732
ImmunityBio, Inc. (a)	71,596	240,563
ImmunoGen, Inc. (a)	124,603	3,653,360
Immunovant, Inc. (a)	26,402	961,297
Incyte Corp. (a)	99,985	5,876,118
Inhibrx, Inc. (a)	10,266	395,549
Insmed, Inc. (a)	71,894	1,998,653
Intellia Therapeutics, Inc. (a)	43,918	1,046,127
Ionis Pharmaceuticals, Inc. (a)	67,412	3,464,303
Iovance Biotherapeutics, Inc. (a)	118,795	918,285
Ironwood Pharmaceuticals, Inc. (a)	72,695	1,031,542
iTeos Therapeutics, Inc. (a)	11,899	118,395
Janux Therapeutics, Inc. (a)	9,513	81,431
Karuna Therapeutics, Inc. (a)	16,846	5,279,873
Keros Therapeutics, Inc. (a)	13,055	722,725
Kiniksa Pharmaceuticals Ltd. Class A (a)	15,525	273,706
Krystal Biotech, Inc. (a)	9,522	1,059,322
Kura Oncology, Inc. (a)	26,708	537,899
Kymera Therapeutics, Inc. (a)	18,562	608,462
Lyell Immunopharma, Inc. (a)	64,010	117,138
Madrigal Pharmaceuticals, Inc. (a)	5,666	1,227,879
MannKind Corp. (a)	143,052	477,794
Merus NV (a)	19,247	686,733
MiMedx Group, Inc. (a)	59,696	462,047
Mirum Pharmaceuticals, Inc. (a)	15,721	415,978
Moderna, Inc. (a)	169,874	17,165,768
MoonLake Immunotherapeutics (a)	9,336	521,696
Morphic Holding, Inc. (a)	15,076	477,758
Mural Oncology PLC (a)	7,792	34,207
Myriad Genetics, Inc. (a)	43,341	927,064
Natera, Inc. (a)	59,327	3,912,022
Neurocrine Biosciences, Inc. (a)	51,184	7,153,988

See accompanying notes which are an integral part of the financial statements.
35	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Novavax, Inc. (a)	49,167	$ 196,668
Nuvalent, Inc. Class A (a)	13,321	1,001,340
Olema Pharmaceuticals, Inc. (a)	17,104	223,036
Protagonist Therapeutics, Inc. (a)	24,679	617,222
Prothena Corp. PLC (a)	20,752	589,149
PTC Therapeutics, Inc. (a)	35,429	924,343
Radius Health, Inc. (a)(b)	20,244	0
Rapt Therapeutics, Inc. (a)	12,122	300,019
Recursion Pharmaceuticals, Inc. Class A (a)	74,617	702,146
Regeneron Pharmaceuticals, Inc. (a)	56,024	52,818,307
REGENXBIO, Inc. (a)	20,208	248,963
Relay Therapeutics, Inc. (a)	42,539	393,486
Replimune Group, Inc. (a)	17,905	138,943
REVOLUTION Medicines, Inc. (a)	53,097	1,473,442
Rhythm Pharmaceuticals, Inc. (a)	23,619	1,041,834
Rocket Pharmaceuticals, Inc. (a)	35,252	1,012,790
Roivant Sciences Ltd. (a)	144,946	1,449,460
Sage Therapeutics, Inc. (a)	28,752	737,201
Sana Biotechnology, Inc. (a)	51,443	282,422
Sarepta Therapeutics, Inc. (a)	41,681	4,959,622
Scholar Rock Holding Corp. (a)	25,783	359,673
Soleno Therapeutics, Inc. (a)	6,046	280,232
SpringWorks Therapeutics, Inc. (a)	24,466	1,079,685
Summit Therapeutics, Inc. (a)	71,567	280,543
Syndax Pharmaceuticals, Inc. (a)	37,876	776,079
Tango Therapeutics, Inc. (a)	20,644	242,567
TG Therapeutics, Inc. (a)	75,758	1,230,310
Travere Therapeutics, Inc. (a)	39,187	349,940
Twist Bioscience Corp. (a)	30,465	987,066
Ultragenyx Pharmaceutical, Inc. (a)	37,575	1,657,433
United Therapeutics Corp. (a)	24,600	5,283,588
Vaxcyte, Inc. (a)	39,222	2,801,235
Vera Therapeutics, Inc. (a)	13,285	483,840
Veracyte, Inc. (a)	38,421	961,293
Vericel Corp. (a)	23,968	1,030,145
Vertex Pharmaceuticals, Inc. (a)	135,464	58,707,388
Verve Therapeutics, Inc. (a)	28,712	310,664
Viking Therapeutics, Inc. (a)	44,329	1,070,102
Vir Biotechnology, Inc. (a)	49,096	461,502
Viridian Therapeutics, Inc. (a)	21,856	420,728
Xencor, Inc. (a)	29,137	544,862
Xenon Pharmaceuticals, Inc. (a)	32,809	1,483,623
Zentalis Pharmaceuticals, Inc. (a)	25,481	301,950
Zymeworks, Inc. (a)	20,214	219,120
TOTAL BIOTECHNOLOGY		595,902,676

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – 20.0%
Health Care Equipment – 18.9%
Abbott Laboratories	910,825	$ 103,059,849
Alphatec Holdings, Inc. (a)	49,157	790,936
Artivion, Inc. (a)	19,934	333,297
AtriCure, Inc. (a)	24,981	850,853
Axonics, Inc. (a)	26,635	1,807,984
Baxter International, Inc.	266,230	10,300,439
Becton Dickinson & Co.	152,267	36,362,882
Boston Scientific Corp. (a)	768,516	48,616,322
CONMED Corp.	16,087	1,537,917
DexCom, Inc. (a)	203,579	24,704,312
Edwards Lifesciences Corp. (a)	319,073	25,037,658
Enovis Corp. (a)	25,612	1,503,424
Envista Holdings Corp. (a)	86,264	2,027,204
GE HealthCare Technologies, Inc.	214,976	15,770,639
Glaukos Corp. (a)	24,219	2,156,218
Globus Medical, Inc. Class A (a)	61,580	3,250,808
Hologic, Inc. (a)	128,384	9,556,905
IDEXX Laboratories, Inc. (a)	43,570	22,442,036
Inari Medical, Inc. (a)	26,997	1,537,479
Inspire Medical Systems, Inc. (a)	15,401	3,247,609
Insulet Corp. (a)	36,620	6,989,659
Integer Holdings Corp. (a)	17,569	1,780,091
Integra LifeSciences Holdings Corp. (a)	38,408	1,542,081
Intuitive Surgical, Inc. (a)	184,413	69,748,685
iRadimed Corp.	3,906	161,748
iRhythm Technologies, Inc. (a)	16,091	1,927,380
LeMaitre Vascular, Inc.	10,313	598,567
LivaNova PLC (a)	28,500	1,387,380
Masimo Corp. (a)	23,545	3,035,892
Medtronic PLC	698,347	61,133,296
Nevro Corp. (a)	18,318	303,346
Novocure Ltd. (a)	52,121	725,524
Omnicell, Inc. (a)	23,806	765,839
Orthofix Medical, Inc. (a)	19,795	274,953
Paragon 28, Inc. (a)	16,872	213,937
Penumbra, Inc. (a)	19,139	4,826,664
PROCEPT BioRobotics Corp. (a)	23,368	1,081,938
Pulmonx Corp. (a)	18,371	243,967
QuidelOrtho Corp. (a)	26,451	1,812,158
ResMed, Inc.	77,270	14,696,754
Shockwave Medical, Inc. (a)	19,318	4,370,698
SI-BONE, Inc. (a)	19,950	403,190
Steris PLC	51,776	11,336,355
Stryker Corp.	179,398	60,184,441
Tandem Diabetes Care, Inc. (a)	33,650	767,220
Teleflex, Inc.	24,631	5,981,146
TransMedics Group, Inc. (a)	17,239	1,478,589
Treace Medical Concepts, Inc. (a)	23,763	320,325

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	36

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Equipment – continued
Varex Imaging Corp. (a)	21,164	$407,830
Zimmer Biomet Holdings, Inc.	109,780	13,788,368
		587,182,792
Health Care Supplies – 1.1%
Align Technology, Inc. (a)	38,223	10,217,772
Atrion Corp.	716	243,440
Avanos Medical, Inc. (a)	24,293	466,183
Cooper Cos., Inc.	25,957	9,682,740
DENTSPLY SIRONA, Inc.	111,571	3,877,092
Embecta Corp.	29,649	508,184
Establishment Labs Holdings, Inc. (a)	8,676	334,026
Haemonetics Corp. (a)	26,611	2,034,677
ICU Medical, Inc. (a)	10,721	981,293
Lantheus Holdings, Inc. (a)	35,861	1,862,262
Merit Medical Systems, Inc. (a)	30,224	2,366,539
Neogen Corp. (a)	108,195	1,677,022
OraSure Technologies, Inc. (a)	40,418	297,881
OrthoPediatrics Corp. (a)	8,915	232,860
RxSight, Inc. (a)	12,103	550,807
STAAR Surgical Co. (a)	20,269	567,735
UFP Technologies, Inc. (a)	3,851	648,932
		36,549,445
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		623,732,237
HEALTH CARE PROVIDERS & SERVICES – 20.9%
Health Care Distributors – 2.5%
AdaptHealth Corp. (a)	41,583	300,229
Cardinal Health, Inc.	129,420	14,131,370
Cencora, Inc.	89,628	20,854,643
Henry Schein, Inc. (a)	68,691	5,140,834
McKesson Corp.	70,805	35,394,712
Owens & Minor, Inc. (a)	38,508	758,993
Patterson Cos., Inc.	45,204	1,349,791
PetIQ, Inc. (a)	14,484	260,278
		78,190,850
Health Care Facilities – 1.8%
Acadia Healthcare Co., Inc. (a)	48,416	3,976,890
Brookdale Senior Living, Inc. (a)	93,417	510,991
Community Health Systems, Inc. (a)	72,040	264,387
Encompass Health Corp.	52,535	3,732,087
Ensign Group, Inc.	29,538	3,344,292
HCA Healthcare, Inc.	107,067	32,644,728
National HealthCare Corp.	7,381	686,728
Select Medical Holdings Corp.	56,775	1,475,582
Surgery Partners, Inc. (a)	36,517	1,120,707
Tenet Healthcare Corp. (a)	47,843	3,958,530
U.S. Physical Therapy, Inc.	7,889	727,839

	Shares	Value

Universal Health Services, Inc. Class B	32,662	$ 5,187,052
		57,629,813
Health Care Services – 4.6%
23andMe Holding Co. Class A (a)	139,692	102,129
Accolade, Inc. (a)	37,286	422,078
Addus HomeCare Corp. (a)	8,642	748,397
Agiliti, Inc. (a)	20,582	145,926
agilon health, Inc. (a)	159,696	940,609
Amedisys, Inc. (a)	16,196	1,526,797
AMN Healthcare Services, Inc. (a)	19,846	1,468,802
Apollo Medical Holdings, Inc. (a)	22,908	796,053
Castle Biosciences, Inc. (a)	12,998	299,994
Chemed Corp.	7,535	4,466,673
Cigna Group	155,349	46,752,282
CorVel Corp. (a)	4,929	1,159,991
Cross Country Healthcare, Inc. (a)	18,423	391,489
CVS Health Corp.	674,133	50,135,271
DaVita, Inc. (a)	28,619	3,095,431
DocGo, Inc. (a)	48,101	177,974
Enhabit, Inc. (a)	22,248	224,482
Fulgent Genetics, Inc. (a)	9,715	238,892
Guardant Health, Inc. (a)	58,826	1,290,054
Hims & Hers Health, Inc. (a)	76,160	653,453
Laboratory Corp. of America Holdings	46,387	10,311,830
LifeStance Health Group, Inc. (a)	38,607	230,870
ModivCare, Inc. (a)	5,729	227,842
National Research Corp.	7,988	314,727
NeoGenomics, Inc. (a)	67,170	997,474
Opko Health, Inc. (a)	217,941	222,300
Option Care Health, Inc. (a)	94,645	2,956,710
Pediatrix Medical Group, Inc. (a)	42,577	398,521
Pennant Group, Inc. (a)	15,512	232,835
Premier, Inc. Class A	62,475	1,350,709
Privia Health Group, Inc. (a)	49,076	989,372
Quest Diagnostics, Inc.	58,827	7,555,152
R1 RCM, Inc. (a)	87,674	897,782
RadNet, Inc. (a)	32,009	1,183,373
		142,906,274
Managed Health Care – 12.0%
Alignment Healthcare, Inc. (a)	52,833	353,981
Centene Corp. (a)	284,225	21,404,985
Clover Health Investments Corp. (a)	193,706	185,609
Elevance Health, Inc.	123,682	61,029,646
HealthEquity, Inc. (a)	45,107	3,409,187
Humana, Inc.	65,034	24,586,754
Molina Healthcare, Inc. (a)	30,557	10,891,737
Progyny, Inc. (a)	44,858	1,708,641
See accompanying notes which are an integral part of the financial statements.
37	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Managed Health Care – continued
UnitedHealth Group, Inc.	486,183	$ 248,799,289
		372,369,829
TOTAL HEALTH CARE PROVIDERS & SERVICES		651,096,766
HEALTH CARE TECHNOLOGY – 0.8%
Health Care Technology – 0.8%
Certara, Inc. (a)	58,430	944,229
Definitive Healthcare Corp. (a)	26,636	226,406
Doximity, Inc. Class A (a)	59,710	1,609,185
Evolent Health, Inc. Class A (a)	56,341	1,656,989
GoodRx Holdings, Inc. Class A (a)	41,865	251,190
Health Catalyst, Inc. (a)	28,633	279,744
HealthStream, Inc.	12,845	341,934
Multiplan Corp. (a)	136,748	138,115
Phreesia, Inc. (a)	27,792	708,140
Schrodinger, Inc. (a)	33,127	876,209
Sharecare, Inc. (a)	146,168	165,170
Simulations Plus, Inc.	8,125	307,938
Teladoc Health, Inc. (a)	86,909	1,688,642
Veeva Systems, Inc. Class A (a)	80,145	16,622,874
Veradigm, Inc. (a)	57,892	528,554
TOTAL HEALTH CARE TECHNOLOGY		26,345,319
LIFE SCIENCES TOOLS & SERVICES – 11.0%
Life Sciences Tools & Services – 11.0%
10X Genomics, Inc. Class A (a)	45,902	1,912,736
Adaptive Biotechnologies Corp. (a)	51,705	189,757
Agilent Technologies, Inc.	153,592	19,982,319
Avantor, Inc. (a)	354,405	8,147,771
Azenta, Inc. (a)	29,854	1,946,481
BioLife Solutions, Inc. (a)	17,970	305,490
Bio-Rad Laboratories, Inc. Class A (a)	11,386	3,653,654
Bio-Techne Corp.	83,059	5,840,709
Bruker Corp.	53,881	3,853,030
Charles River Laboratories International, Inc. (a)	26,873	5,812,093
CryoPort, Inc. (a)	25,536	370,527
Cytek Biosciences, Inc. (a)	60,553	457,175
Danaher Corp.	368,157	88,324,546
Fortrea Holdings, Inc. (a)	44,025	1,363,014
Illumina, Inc. (a)	83,196	11,897,860
IQVIA Holdings, Inc. (a)	96,125	20,016,109
Maravai LifeSciences Holdings, Inc. Class A (a)	59,490	345,042
MaxCyte, Inc. (a)	45,235	230,246
Medpace Holdings, Inc. (a)	12,847	3,745,928
Mesa Laboratories, Inc.	2,721	249,298
Mettler-Toledo International, Inc. (a)	11,486	13,750,924

	Shares	Value

OmniAb, Inc. (a)	47,297	$ 274,323
OmniAb, Inc. (a)(b)	3,335	16,208
OmniAb, Inc. (a)(b)	3,335	15,308
Pacific Biosciences of California, Inc. (a)	125,239	815,306
Quanterix Corp. (a)	18,856	416,529
Repligen Corp. (a)	27,812	5,267,593
Revvity, Inc.	65,145	6,982,241
Sotera Health Co. (a)	51,892	763,850
Standard BioTools, Inc. (a)	121,300	275,351
Thermo Fisher Scientific, Inc.	202,571	109,181,718
Waters Corp. (a)	30,978	9,842,020
West Pharmaceutical Services, Inc.	38,804	14,475,056
TOTAL LIFE SCIENCES TOOLS & SERVICES		340,720,212
PHARMACEUTICALS – 27.8%
Pharmaceuticals – 27.8%
Aclaris Therapeutics, Inc. (a)	26,849	31,145
Amneal Pharmaceuticals, Inc. (a)	56,389	301,681
Amphastar Pharmaceuticals, Inc. (a)	20,398	1,088,437
Amylyx Pharmaceuticals, Inc. (a)	21,121	337,936
ANI Pharmaceuticals, Inc. (a)	7,756	432,940
Arvinas, Inc. (a)	24,179	1,003,429
Axsome Therapeutics, Inc. (a)	16,025	1,442,731
Bristol-Myers Squibb Co.	1,096,492	53,585,564
Cassava Sciences, Inc. (a)	20,476	490,400
Catalent, Inc. (a)	94,488	4,879,360
Collegium Pharmaceutical, Inc. (a)	17,850	588,336
Corcept Therapeutics, Inc. (a)	45,329	956,442
Cymabay Therapeutics, Inc. (a)	41,121	966,755
Edgewise Therapeutics, Inc. (a)	17,841	318,105
Elanco Animal Health, Inc. (a)	257,896	3,801,387
Eli Lilly & Co.	423,512	273,423,582
Enliven Therapeutics, Inc. (a)	9,559	150,076
Evolus, Inc. (a)	24,687	313,278
Harmony Biosciences Holdings, Inc. (a)	17,241	543,781
Harrow, Inc. (a)	16,021	152,680
Innoviva, Inc. (a)	31,550	511,110
Intra-Cellular Therapies, Inc. (a)	45,439	3,059,862
Jazz Pharmaceuticals PLC (a)	31,594	3,877,216
Johnson & Johnson	1,263,877	200,830,055
Ligand Pharmaceuticals, Inc. (a)	8,604	628,952
Merck & Co., Inc.	1,331,850	160,860,843
Organon & Co.	135,217	2,251,363
Pacira BioSciences, Inc. (a)	24,081	784,800
Perrigo Co. PLC	71,419	2,291,122
Pfizer, Inc.	2,963,353	80,247,599
Phathom Pharmaceuticals, Inc. (a)	14,125	94,638
Phibro Animal Health Corp. Class A	10,719	115,872
Pliant Therapeutics, Inc. (a)	23,444	420,117

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	38

Common Stocks – continued
	Shares	Value
PHARMACEUTICALS – continued
Pharmaceuticals – continued
Prestige Consumer Healthcare, Inc. (a)	26,189	$ 1,611,671
Revance Therapeutics, Inc. (a)	43,126	216,924
Royalty Pharma PLC Class A	200,006	5,678,170
Scilex Holding Co. (a)(c)	34,921	54,407
SIGA Technologies, Inc.	23,620	115,266
Supernus Pharmaceuticals, Inc. (a)	28,012	775,372
Tarsus Pharmaceuticals, Inc. (a)	11,683	318,245
Terns Pharmaceuticals, Inc. (a)	15,985	82,802
Theravance Biopharma, Inc. (a)	22,074	209,262
Tilray Brands, Inc. (a)	382,333	699,669
Ventyx Biosciences, Inc. (a)	21,161	44,650
Viatris, Inc.	628,725	7,400,093
WaVe Life Sciences Ltd. (a)	43,514	187,981
Zoetis, Inc.	241,603	45,375,459
TOTAL PHARMACEUTICALS		863,551,565
TOTAL COMMON STOCKS (Cost $2,454,482,008)		3,101,348,775
Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund 5.23% (d) (Cost $4,774,000)	4,774,000	$ 4,774,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $2,459,256,008)		3,106,122,775
NET OTHER ASSETS (LIABILITIES) – 0.1%		4,578,039
NET ASSETS – 100.0%		$ 3,110,700,814

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	Security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. At the end of the period, the total value of equity securities discounted due to contractual sale restrictions is $54,407 and all restrictions are set to expire on or before March 2024. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Health Care Select Sector Index Contracts (United States)	58	March 2024	8,264,420	$ 143,937	$ 143,937
CME E-mini Russell 2000 Index Contracts (United States)	8	March 2024	782,360	(9,080)	(9,080)
Total Equity Index Contracts					$ 134,857
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
39	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 3,101,348,775	$ 3,101,253,006	$ 54,407	$ 41,362
Money Market Funds	4,774,000	4,774,000	—	—
Total Investments in Securities:	$ 3,106,122,775	$ 3,106,027,006	$ 54,407	$ 41,362
Derivative Instruments:
Assets
Futures Contracts	$ 143,937	$ 143,937	$ —	$ —
Total Assets	$ 143,937	$ 143,937	$ —	$ —
Liabilities
Futures Contracts	$ (9,080)	$ (9,080)	$ —	$ —
Total Liabilities	$ (9,080)	$ (9,080)	$ —	$ —
Total Derivative Instruments:	$ 134,857	$ 134,857	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$143,937	$(9,080)
Total Equity Risk	143,937	(9,080)
Total Value of Derivatives	$143,937	$(9,080)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	40

Fidelity® MSCI Industrials Index ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
AEROSPACE & DEFENSE – 15.7%
Aerospace & Defense – 15.7%
AAR Corp. (a)	6,522	$ 396,668
AeroVironment, Inc. (a)	5,131	619,004
AerSale Corp. (a)	5,016	46,649
Archer Aviation, Inc. Class A (a)	36,334	175,493
Astronics Corp. (a)	4,717	79,764
Axon Enterprise, Inc. (a)	13,771	3,429,805
Boeing Co. (a)	111,115	23,449,710
BWX Technologies, Inc.	17,700	1,442,196
Cadre Holdings, Inc.	3,679	125,049
Curtiss-Wright Corp.	7,426	1,652,805
Ducommun, Inc. (a)	2,572	126,928
General Dynamics Corp.	45,001	11,924,815
HEICO Corp.	8,506	1,527,592
HEICO Corp. Class A	14,556	2,059,237
Hexcel Corp.	16,399	1,088,730
Howmet Aerospace, Inc.	75,931	4,271,878
Huntington Ingalls Industries, Inc.	7,728	2,000,934
Kaman Corp.	4,875	219,619
Kratos Defense & Security Solutions, Inc. (a)	25,001	423,267
L3Harris Technologies, Inc.	36,674	7,643,595
Leonardo DRS, Inc. (a)	9,901	192,178
Lockheed Martin Corp.	43,295	18,591,306
Mercury Systems, Inc. (a)	10,369	307,545
Moog, Inc. Class A	5,547	775,471
National Presto Industries, Inc.	1,003	79,407
Northrop Grumman Corp.	27,868	12,450,308
Rocket Lab USA, Inc. (a)	51,711	250,798
RTX Corp.	282,226	25,716,433
Spirit AeroSystems Holdings, Inc. Class A (a)	20,531	563,781
Textron, Inc.	38,408	3,253,542
TransDigm Group, Inc. (a)	10,701	11,692,769
Triumph Group, Inc. (a)	14,923	241,753
V2X, Inc. (a)	2,344	91,158
Virgin Galactic Holdings, Inc. (a)	67,846	120,766
Woodward, Inc.	11,689	1,610,393
TOTAL AEROSPACE & DEFENSE		138,641,346
AIR FREIGHT & LOGISTICS – 4.4%
Air Freight & Logistics – 4.4%
Air Transport Services Group, Inc. (a)	3,429	53,115
CH Robinson Worldwide, Inc.	22,530	1,894,548
Expeditors International of Washington, Inc.	28,676	3,622,639
FedEx Corp.	46,314	11,175,105
Forward Air Corp.	4,962	219,965
GXO Logistics, Inc. (a)	23,116	1,257,048

	Shares	Value

Hub Group, Inc. Class A (a)	12,222	$ 553,412
United Parcel Service, Inc. Class B	140,242	19,900,340
TOTAL AIR FREIGHT & LOGISTICS		38,676,172
BUILDING PRODUCTS – 7.2%
Building Products – 7.2%
A O Smith Corp.	24,159	1,874,980
AAON, Inc.	13,446	943,371
Advanced Drainage Systems, Inc.	13,710	1,788,058
Allegion PLC	17,016	2,108,112
American Woodmark Corp. (a)	3,208	292,826
Apogee Enterprises, Inc.	4,290	226,555
Armstrong World Industries, Inc.	8,666	859,754
AZEK Co., Inc. (a)	26,151	1,008,383
AZZ, Inc.	4,786	298,886
Builders FirstSource, Inc. (a)	24,244	4,211,910
Carlisle Cos., Inc.	9,679	3,041,723
Carrier Global Corp.	162,415	8,885,725
CSW Industrials, Inc.	2,992	633,018
Fortune Brands Innovations, Inc.	24,597	1,908,481
Gibraltar Industries, Inc. (a)	5,945	481,069
Griffon Corp.	7,966	464,099
Hayward Holdings, Inc. (a)	29,087	364,169
Insteel Industries, Inc.	3,711	128,512
Janus International Group, Inc. (a)	22,849	323,313
JELD-WEN Holding, Inc. (a)	16,406	305,152
Johnson Controls International PLC	131,915	6,950,601
Lennox International, Inc.	6,188	2,649,454
Masco Corp.	43,612	2,934,652
Masonite International Corp. (a)	4,061	373,815
MasterBrand, Inc. (a)	24,800	348,936
Owens Corning	17,453	2,644,653
PGT Innovations, Inc. (a)	11,233	463,024
Quanex Building Products Corp.	6,411	200,152
Resideo Technologies, Inc. (a)	28,487	477,727
Simpson Manufacturing Co., Inc.	8,260	1,494,977
Trane Technologies PLC	44,288	11,162,790
Trex Co., Inc. (a)	21,073	1,717,028
UFP Industries, Inc.	12,015	1,363,102
Zurn Elkay Water Solutions Corp.	28,558	846,745
TOTAL BUILDING PRODUCTS		63,775,752
COMMERCIAL SERVICES & SUPPLIES – 7.7%
Commercial Printing – 0.1%
Brady Corp. Class A	8,720	525,206
Cimpress PLC (a)	3,291	247,549
Deluxe Corp.	8,356	158,012
Ennis, Inc.	5,271	107,370
		1,038,137
Diversified Support Services – 2.4%
ACV Auctions, Inc. Class A (a)	26,723	346,597

See accompanying notes which are an integral part of the financial statements.
41	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Diversified Support Services – continued
Cintas Corp.	17,775	$ 10,746,232
Copart, Inc. (a)	167,068	8,025,947
Driven Brands Holdings, Inc. (a)	13,239	173,563
Healthcare Services Group, Inc. (a)	14,342	135,388
Liquidity Services, Inc. (a)	4,577	79,869
Matthews International Corp. Class A	5,709	187,826
OPENLANE, Inc. (a)	21,577	303,804
UniFirst Corp.	2,915	493,859
Vestis Corp.	25,429	544,181
Viad Corp. (a)	4,020	132,901
VSE Corp.	2,552	158,505
		21,328,672
Environmental & Facilities Services – 4.7%
ABM Industries, Inc.	12,709	518,400
BrightView Holdings, Inc. (a)	8,122	72,530
Casella Waste Systems, Inc. Class A (a)	11,083	945,823
CECO Environmental Corp. (a)	5,749	111,128
Clean Harbors, Inc. (a)	9,974	1,675,233
Enviri Corp. (a)	15,134	130,304
Montrose Environmental Group, Inc. (a)	5,466	159,662
Republic Services, Inc.	42,935	7,347,037
Rollins, Inc.	56,417	2,443,420
SP Plus Corp. (a)	3,787	195,902
Stericycle, Inc. (a)	18,018	864,864
Tetra Tech, Inc.	10,323	1,632,892
Veralto Corp.	45,367	3,479,195
Waste Connections, Inc.	49,954	7,755,858
Waste Management, Inc.	78,541	14,579,566
		41,911,814
Office Services & Supplies – 0.3%
ACCO Brands Corp.	18,235	110,869
HNI Corp.	9,000	366,480
Interface, Inc.	11,015	136,696
MillerKnoll, Inc.	14,295	380,104
MSA Safety, Inc.	7,252	1,196,798
Pitney Bowes, Inc.	18,240	74,966
Steelcase, Inc. Class A	16,246	205,999
		2,471,912
Security & Alarm Services – 0.2%
Brink's Co.	8,991	726,833
CoreCivic, Inc. (a)	22,121	314,561
GEO Group, Inc. (a)	24,286	270,060
		1,311,454
TOTAL COMMERCIAL SERVICES & SUPPLIES		68,061,989

	Shares	Value
CONSTRUCTION & ENGINEERING – 2.4%
Construction & Engineering – 2.4%
AECOM	25,556	$ 2,253,784
Ameresco, Inc. Class A (a)	6,381	130,364
API Group Corp. (a)	31,987	1,008,230
Arcosa, Inc.	9,440	738,963
Argan, Inc.	2,439	108,121
Comfort Systems USA, Inc.	6,922	1,505,327
Concrete Pumping Holdings, Inc. (a)	4,788	36,963
Construction Partners, Inc. Class A (a)	8,506	387,023
Dycom Industries, Inc. (a)	5,662	632,445
EMCOR Group, Inc.	9,128	2,082,188
Fluor Corp. (a)	27,795	1,048,149
Granite Construction, Inc.	8,442	380,819
Great Lakes Dredge & Dock Corp. (a)	13,359	102,063
IES Holdings, Inc. (a)	1,547	126,792
MasTec, Inc. (a)	12,245	804,129
MDU Resources Group, Inc.	37,692	735,371
MYR Group, Inc. (a)	3,269	470,246
Primoris Services Corp.	10,289	337,479
Quanta Services, Inc.	28,152	5,462,896
Sterling Infrastructure, Inc. (a)	5,958	447,446
Valmont Industries, Inc.	4,085	922,025
WillScot Mobile Mini Holdings Corp. (a)	38,176	1,805,725
TOTAL CONSTRUCTION & ENGINEERING		21,526,548
ELECTRICAL EQUIPMENT – 7.3%
Electrical Components & Equipment – 7.3%
Acuity Brands, Inc.	6,056	1,442,297
Allient, Inc.	2,733	76,141
AMETEK, Inc.	44,734	7,249,145
Array Technologies, Inc. (a)	29,499	390,567
Atkore, Inc. (a)	7,351	1,121,248
ChargePoint Holdings, Inc. (a)	58,739	111,604
Eaton Corp. PLC	77,366	19,038,225
Emerson Electric Co.	110,816	10,165,152
Encore Wire Corp.	3,269	737,159
EnerSys	7,947	759,495
Enovix Corp. (a)	26,478	246,510
Fluence Energy, Inc. (a)	12,231	243,030
Freyr Battery, Inc. (a)	20,705	27,952
FuelCell Energy, Inc. (a)	87,659	105,191
Generac Holdings, Inc. (a)	12,087	1,373,929
GrafTech International Ltd.	39,610	52,681
Hubbell, Inc.	10,401	3,490,264
LSI Industries, Inc.	4,765	65,090
NEXTracker, Inc. Class A (a)	24,079	1,090,056
nVent Electric PLC	32,118	1,928,365

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	42

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Plug Power, Inc. (a)	104,569	$ 465,332
Powell Industries, Inc.	1,853	219,636
Preformed Line Products Co.	487	59,536
Regal Rexnord Corp.	12,882	1,719,232
Rockwell Automation, Inc.	22,270	5,640,546
Sensata Technologies Holding PLC	29,470	1,065,930
SES AI Corp. (a)	18,474	24,201
Shoals Technologies Group, Inc. Class A (a)	33,051	435,282
Stem, Inc. (a)	28,319	83,824
SunPower Corp. (a)	16,871	51,119
Sunrun, Inc. (a)	41,792	605,148
Thermon Group Holdings, Inc. (a)	6,457	211,660
Vertiv Holdings Co.	66,404	3,740,537
Vicor Corp. (a)	4,463	168,121
		64,204,205
Heavy Electrical Equipment – 0.0%
Bloom Energy Corp. Class A (a)	39,191	443,642
Net Power, Inc. (a)	2,687	23,915
NuScale Power Corp. (a)	6,262	18,097
		485,654
TOTAL ELECTRICAL EQUIPMENT		64,689,859
GROUND TRANSPORTATION – 11.4%
Cargo Ground Transportation – 2.6%
ArcBest Corp.	4,672	556,575
Covenant Logistics Group, Inc.	1,552	75,024
Heartland Express, Inc.	9,131	118,247
JB Hunt Transport Services, Inc.	16,027	3,221,107
Knight-Swift Transportation Holdings, Inc.	31,299	1,795,937
Landstar System, Inc.	6,970	1,336,288
Marten Transport Ltd.	11,732	217,042
Old Dominion Freight Line, Inc.	19,067	7,455,578
PAM Transportation Services, Inc. (a)	1,354	28,041
RXO, Inc. (a)	22,877	475,842
Ryder System, Inc.	8,855	1,005,662
Saia, Inc. (a)	5,135	2,313,728
Schneider National, Inc. Class B	10,143	248,706
U-Haul Holding Co.	18,762	1,198,329
Universal Logistics Holdings, Inc.	1,583	48,313
Werner Enterprises, Inc.	11,685	462,142
XPO, Inc. (a)	22,486	1,921,204
		22,477,765
Passenger Ground Transportation – 2.8%
Avis Budget Group, Inc.	4,144	678,414
Hertz Global Holdings, Inc. (a)	26,725	223,154
Lyft, Inc. Class A (a)	66,113	825,751

	Shares	Value

Uber Technologies, Inc. (a)	356,614	$ 23,276,196
		25,003,515
Rail Transportation – 6.0%
CSX Corp.	389,026	13,888,228
Norfolk Southern Corp.	44,019	10,355,030
Union Pacific Corp.	118,175	28,826,428
		53,069,686
TOTAL GROUND TRANSPORTATION		100,550,966
INDUSTRIAL CONGLOMERATES – 7.3%
Industrial Conglomerates – 7.3%
3M Co.	107,033	10,098,564
General Electric Co.	211,038	27,945,652
Honeywell International, Inc.	128,743	26,039,559
TOTAL INDUSTRIAL CONGLOMERATES		64,083,775
MACHINERY – 20.5%
Agricultural & Farm Machinery – 3.1%
AGCO Corp.	12,367	1,512,855
Alamo Group, Inc.	2,073	440,056
CNH Industrial NV	193,916	2,326,992
Deere & Co.	53,052	20,880,206
Lindsay Corp.	2,109	274,402
Titan International, Inc. (a)	10,150	149,814
Toro Co.	20,170	1,865,322
		27,449,647
Construction Machinery & Heavy Transportation Equipment – 6.4%
Allison Transmission Holdings, Inc.	17,418	1,054,486
Astec Industries, Inc.	4,369	155,536
Blue Bird Corp. (a)	4,693	136,707
Caterpillar, Inc.	98,918	29,706,065
Cummins, Inc.	27,465	6,572,375
Douglas Dynamics, Inc.	4,397	110,585
Federal Signal Corp.	11,857	912,752
Greenbrier Cos., Inc.	5,943	270,169
Manitowoc Co., Inc. (a)	6,522	105,004
Microvast Holdings, Inc. (a)	18,107	16,984
Nikola Corp. (a)	202,870	151,605
Oshkosh Corp.	12,660	1,393,866
PACCAR, Inc.	101,371	10,176,635
REV Group, Inc.	5,674	110,756
Shyft Group, Inc.	6,393	69,236
Terex Corp.	13,070	802,890
Trinity Industries, Inc.	15,182	381,675
Wabash National Corp.	9,225	233,393
Westinghouse Air Brake Technologies Corp.	34,734	4,569,952
		56,930,671
Industrial Machinery & Supplies & Components – 11.0%
3D Systems Corp. (a)	25,236	120,880
Albany International Corp. Class A	6,011	534,438
See accompanying notes which are an integral part of the financial statements.
43	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery & Supplies & Components – continued
Barnes Group, Inc.	9,455	$ 313,055
Chart Industries, Inc. (a)	8,313	970,293
Columbus McKinnon Corp.	5,520	215,666
Crane Co.	9,389	1,165,269
Desktop Metal, Inc. Class A (a)	43,861	28,453
Donaldson Co., Inc.	23,427	1,513,150
Dover Corp.	27,122	4,062,333
Energy Recovery, Inc. (a)	11,023	170,967
Enerpac Tool Group Corp.	10,735	335,254
Enpro, Inc.	3,878	579,296
Esab Corp.	11,147	958,531
ESCO Technologies, Inc.	4,972	506,498
Flowserve Corp.	25,530	1,019,413
Fortive Corp.	68,258	5,336,410
Franklin Electric Co., Inc.	7,653	721,372
Gates Industrial Corp. PLC (a)	28,255	363,924
Gorman-Rupp Co.	4,294	143,377
Graco, Inc.	32,767	2,795,025
Helios Technologies, Inc.	6,411	264,518
Hillenbrand, Inc.	13,533	630,232
Hillman Solutions Corp. (a)	37,395	328,702
Hyster-Yale Materials Handling, Inc.	1,659	109,029
IDEX Corp.	14,658	3,100,167
Illinois Tool Works, Inc.	58,634	15,297,611
Ingersoll Rand, Inc.	78,415	6,262,222
ITT, Inc.	15,921	1,922,938
John Bean Technologies Corp.	6,198	612,114
Kadant, Inc.	2,261	646,646
Kennametal, Inc.	14,732	361,229
Lincoln Electric Holdings, Inc.	11,132	2,473,753
Middleby Corp. (a)	10,404	1,467,692
Mueller Industries, Inc.	20,886	1,002,528
Mueller Water Products, Inc. Class A	30,027	411,670
Nordson Corp.	9,968	2,509,145
Omega Flex, Inc.	707	49,320
Otis Worldwide Corp.	79,836	7,060,696
Parker-Hannifin Corp.	24,902	11,566,979
Pentair PLC	32,017	2,342,684
Proto Labs, Inc. (a)	5,045	182,074
RBC Bearings, Inc. (a)	5,640	1,514,566
Snap-on, Inc.	10,256	2,973,522
SPX Technologies, Inc. (a)	8,869	892,576
Standex International Corp.	2,306	340,504
Stanley Black & Decker, Inc.	29,678	2,768,957
Symbotic, Inc. (a)	3,069	132,059
Tennant Co.	3,409	322,219
Timken Co.	12,439	1,018,879

	Shares	Value

Watts Water Technologies, Inc. Class A	5,326	$ 1,054,601
Xylem, Inc.	46,697	5,250,611
		96,724,047
TOTAL MACHINERY		181,104,365
MARINE TRANSPORTATION – 0.1%
Marine Transportation – 0.1%
Eagle Bulk Shipping, Inc.	1,268	69,905
Genco Shipping & Trading Ltd.	8,190	143,653
Kirby Corp. (a)	2,896	227,799
Matson, Inc.	1,740	194,932
TOTAL MARINE TRANSPORTATION		636,289
PASSENGER AIRLINES – 0.4%
Passenger Airlines – 0.4%
Alaska Air Group, Inc. (a)	6,103	218,671
Allegiant Travel Co.	911	71,422
American Airlines Group, Inc. (a)	31,928	454,335
Delta Air Lines, Inc.	31,265	1,223,712
Frontier Group Holdings, Inc. (a)	8,287	40,358
JetBlue Airways Corp. (a)	15,643	83,064
Joby Aviation, Inc. (a)	33,861	184,881
SkyWest, Inc. (a)	1,982	105,561
Southwest Airlines Co.	28,960	865,614
Spirit Airlines, Inc.	5,540	34,847
Sun Country Airlines Holdings, Inc. (a)	2,919	39,728
TOTAL PASSENGER AIRLINES		3,322,193
PROFESSIONAL SERVICES – 9.8%
Data Processing & Outsourced Services – 1.3%
Broadridge Financial Solutions, Inc.	22,901	4,676,384
Concentrix Corp.	8,422	748,463
Conduent, Inc. (a)	31,589	113,720
CSG Systems International, Inc.	6,132	308,501
ExlService Holdings, Inc. (a)	32,133	1,005,120
Maximus, Inc.	11,745	952,754
SS&C Technologies Holdings, Inc.	43,280	2,640,946
TaskUS, Inc. Class A (a)	4,258	52,970
TTEC Holdings, Inc.	3,631	74,000
Verra Mobility Corp. (a)	31,354	749,674
		11,322,532
Human Resource & Employment Services – 4.5%
Alight, Inc. Class A (a)	67,698	603,866
ASGN, Inc. (a)	9,414	873,807
Automatic Data Processing, Inc.	79,883	19,633,644
Barrett Business Services, Inc.	1,295	145,390
Ceridian HCM Holding, Inc. (a)	28,632	1,990,497
First Advantage Corp.	10,010	163,864

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	44

Common Stocks – continued
	Shares	Value
PROFESSIONAL SERVICES – continued
Human Resource & Employment Services – continued
Heidrick & Struggles International, Inc.	3,978	$ 119,221
HireRight Holdings Corp. (a)	2,711	33,616
Insperity, Inc.	7,017	804,780
Kelly Services, Inc. Class A	6,272	128,890
Kforce, Inc.	3,730	254,946
Korn Ferry	10,260	601,954
ManpowerGroup, Inc.	9,645	715,080
Paychex, Inc.	63,039	7,673,737
Paycom Software, Inc.	10,542	2,005,510
Paycor HCM, Inc. (a)	11,915	231,508
Paylocity Holding Corp. (a)	8,689	1,376,425
Robert Half, Inc.	20,727	1,648,626
Sterling Check Corp. (a)	5,621	76,670
TriNet Group, Inc. (a)	6,384	725,861
TrueBlue, Inc. (a)	6,176	85,105
Upwork, Inc. (a)	23,579	323,268
		40,216,265
Research & Consulting Services – 4.0%
Booz Allen Hamilton Holding Corp.	25,409	3,576,825
CACI International, Inc. Class A (a)	4,404	1,513,787
CBIZ, Inc. (a)	8,631	549,449
Clarivate PLC (a)	59,197	529,221
CRA International, Inc.	1,373	147,240
Dun & Bradstreet Holdings, Inc.	46,993	544,649
Equifax, Inc.	23,793	5,813,582
Exponent, Inc.	9,868	870,259
Forrester Research, Inc. (a)	2,322	59,165
Franklin Covey Co. (a)	2,154	87,108
FTI Consulting, Inc. (a)	6,578	1,260,411
Huron Consulting Group, Inc. (a)	3,713	384,407
ICF International, Inc.	3,622	503,603
Jacobs Solutions, Inc.	24,417	3,290,679
KBR, Inc.	26,219	1,366,272
Legalzoom.com, Inc. (a)	20,579	212,169
Leidos Holdings, Inc.	25,330	2,798,205
NV5 Global, Inc. (a)	2,782	291,804
Parsons Corp. (a)	8,100	527,715
Planet Labs PBC (a)	36,717	82,980
Resources Connection, Inc.	6,485	87,288
Science Applications International Corp.	10,124	1,292,430
TransUnion	37,424	2,589,366
Verisk Analytics, Inc.	28,120	6,791,824
		35,170,438
TOTAL PROFESSIONAL SERVICES		86,709,235

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – 5.6%
Trading Companies & Distributors – 5.6%
Air Lease Corp.	20,531	$ 858,401
Alta Equipment Group, Inc.	3,420	36,594
Applied Industrial Technologies, Inc.	7,515	1,326,097
Beacon Roofing Supply, Inc. (a)	10,434	864,874
BlueLinx Holdings, Inc. (a)	1,747	201,499
Boise Cascade Co.	7,643	1,035,321
Core & Main, Inc. Class A (a)	37,135	1,534,047
Custom Truck One Source, Inc. (a)	11,876	77,669
Distribution Solutions Group, Inc. (a)	1,796	57,328
DNOW, Inc. (a)	20,589	207,743
DXP Enterprises, Inc. (a)	2,630	84,739
Fastenal Co.	110,780	7,558,519
Ferguson PLC	39,551	7,430,051
FTAI Aviation Ltd.	19,309	1,041,721
GATX Corp.	6,489	795,876
Global Industrial Co.	3,702	157,446
GMS, Inc. (a)	7,462	628,002
H&E Equipment Services, Inc.	6,369	342,588
Herc Holdings, Inc.	5,503	811,637
Hudson Technologies, Inc. (a)	7,947	100,768
McGrath RentCorp	4,782	600,858
MRC Global, Inc. (a)	16,260	173,332
MSC Industrial Direct Co., Inc. Class A	8,909	879,140
Rush Enterprises, Inc. Class A	12,229	549,204
Rush Enterprises, Inc. Class B	1,440	68,069
SiteOne Landscape Supply, Inc. (a)	8,744	1,351,385
Titan Machinery, Inc. (a)	4,066	108,684
Transcat, Inc. (a)	1,694	186,408
United Rentals, Inc.	13,239	8,279,671
Watsco, Inc.	6,506	2,543,716
WESCO International, Inc.	8,989	1,559,771
WW Grainger, Inc.	8,726	7,815,355
Xometry, Inc. Class A (a)	7,379	237,456
TOTAL TRADING COMPANIES & DISTRIBUTORS		49,503,969
TOTAL COMMON STOCKS (Cost $743,299,767)		881,282,458
See accompanying notes which are an integral part of the financial statements.
45	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments (Unaudited)–continued
Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund 5.23% (b) (Cost $1,610,000)	1,610,000	$ 1,610,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $744,909,767)		882,892,458
NET OTHER ASSETS (LIABILITIES) – 0.0%		432,863
NET ASSETS – 100.0%		$ 883,325,321

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Industrial Select Sector Index Contracts (United States)	15	March 2024	1,715,700	$ 26,743	$ 26,743
CME E-mini Russell 2000 Index Contracts (United States)	2	March 2024	195,590	(6,624)	(6,624)
Total Equity Index Contracts					$ 20,119
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	46

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 881,282,458	$ 881,282,458	$ —	$ —
Money Market Funds	1,610,000	1,610,000	—	—
Total Investments in Securities:	$ 882,892,458	$ 882,892,458	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 26,743	$ 26,743	$ —	$ —
Total Assets	$ 26,743	$ 26,743	$ —	$ —
Liabilities
Futures Contracts	$ (6,624)	$ (6,624)	$ —	$ —
Total Liabilities	$ (6,624)	$ (6,624)	$ —	$ —
Total Derivative Instruments:	$ 20,119	$ 20,119	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$26,743	$(6,624)
Total Equity Risk	26,743	(6,624)
Total Value of Derivatives	$26,743	$(6,624)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
47	Semi-Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 3.3%
Communications Equipment – 3.3%
ADTRAN Holdings, Inc.	197,401	$ 1,236,717
Arista Networks, Inc. (a)	183,688	47,516,412
Calix, Inc. (a)	81,533	2,705,265
Ciena Corp. (a)	148,506	7,870,818
Cisco Systems, Inc.	2,742,341	137,610,671
Clearfield, Inc. (a)	36,773	926,312
CommScope Holding Co., Inc. (a)	547,809	1,270,917
Digi International, Inc. (a)	76,290	1,854,610
Extreme Networks, Inc. (a)	174,403	2,356,185
F5, Inc. (a)	53,625	9,850,912
Harmonic, Inc. (a)	204,099	2,387,958
Infinera Corp. (a)	528,768	2,612,114
Juniper Networks, Inc.	281,341	10,398,363
Lumentum Holdings, Inc. (a)	84,179	4,624,794
Motorola Solutions, Inc.	116,985	37,376,707
NETGEAR, Inc. (a)	72,603	1,030,963
Netscout Systems, Inc. (a)	115,286	2,479,802
Ribbon Communications, Inc. (a)	245,923	747,606
ViaSat, Inc. (a)	103,472	2,300,183
Viavi Solutions, Inc. (a)	340,083	3,343,016
TOTAL COMMUNICATIONS EQUIPMENT		280,500,325
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.9%
Electronic Components – 1.0%
Amphenol Corp. Class A	415,269	41,983,696
Bel Fuse, Inc. Class B	1,484	99,220
Belden, Inc.	49,342	3,660,190
Coherent Corp. (a)	146,569	6,967,890
Corning, Inc.	590,487	19,184,923
Knowles Corp. (a)	177,769	2,899,412
Lightwave Logic, Inc. (a)	286,232	1,233,660
Littelfuse, Inc.	23,270	5,629,013
Rogers Corp. (a)	22,762	2,623,776
Vishay Intertechnology, Inc.	157,098	3,413,739
		87,695,519
Electronic Equipment & Instruments – 1.3%
Advanced Energy Industries, Inc.	43,065	4,486,512
Arlo Technologies, Inc. (a)	236,643	2,101,390
Badger Meter, Inc.	33,444	4,815,602
Cognex Corp.	148,756	5,376,042
Crane NXT Co.	65,354	3,808,831
Evolv Technologies Holdings, Inc. (a)	215,230	940,555
Itron, Inc. (a)	57,974	4,182,244
Keysight Technologies, Inc. (a)	129,348	19,823,874
MicroVision, Inc. (a)	464,561	1,105,655
Mirion Technologies, Inc. (a)	369,881	3,495,375
Napco Security Technologies, Inc.	77,871	2,706,017
nLight, Inc. (a)	114,748	1,489,429
Novanta, Inc. (a)	35,341	5,461,952

	Shares	Value

OSI Systems, Inc. (a)	27,781	$ 3,556,801
PAR Technology Corp. (a)	71,401	3,251,602
SmartRent, Inc. (a)	421,466	1,243,325
Teledyne Technologies, Inc. (a)	36,113	15,112,207
Trimble, Inc. (a)	202,078	10,277,687
Vishay Precision Group, Inc. (a)	31,584	1,006,898
Vontier Corp.	166,774	5,768,713
Zebra Technologies Corp. Class A (a)	41,077	9,839,995
		109,850,706
Electronic Manufacturing Services – 1.0%
Benchmark Electronics, Inc.	94,050	2,550,636
CTS Corp.	69,183	2,840,654
Fabrinet (a)	41,829	8,930,910
Flex Ltd. (a)	369,259	8,766,209
IPG Photonics Corp. (a)	35,573	3,482,241
Jabil, Inc.	107,705	13,494,359
Kimball Electronics, Inc. (a)	65,372	1,554,546
Methode Electronics, Inc.	86,665	1,799,165
Plexus Corp. (a)	39,140	3,707,341
Sanmina Corp. (a)	72,737	4,351,127
TE Connectivity Ltd.	222,709	31,666,993
TTM Technologies, Inc. (a)	214,932	2,989,704
		86,133,885
Technology Distributors – 0.6%
Arrow Electronics, Inc. (a)	52,203	5,802,364
Avnet, Inc.	102,474	4,642,072
CDW Corp.	99,774	22,620,761
ePlus, Inc. (a)	55,119	4,163,689
Insight Enterprises, Inc. (a)	32,710	6,042,846
PC Connection, Inc.	30,399	1,961,040
ScanSource, Inc. (a)	64,636	2,537,609
TD SYNNEX Corp.	52,001	5,199,060
		52,969,441
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		336,649,551
IT SERVICES – 5.9%
Internet Services & Infrastructure – 1.8%
Akamai Technologies, Inc. (a)	124,988	15,402,271
Applied Digital Corp. (a)	18,578	95,491
BigCommerce Holdings, Inc. Series 1 (a)	167,486	1,370,036
Cloudflare, Inc. Class A (a)	209,193	16,536,707
Couchbase, Inc. (a)	78,692	1,967,300
DigitalOcean Holdings, Inc. (a)	87,075	2,936,169
Fastly, Inc. Class A (a)	204,853	4,121,642
GoDaddy, Inc. Class A (a)	123,183	13,138,699
MongoDB, Inc. (a)	52,396	20,985,646
Okta, Inc. (a)	131,359	10,856,821
Snowflake, Inc. Class A (a)	182,181	35,641,891

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	48

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Internet Services & Infrastructure – continued
Squarespace, Inc. Class A (a)	92,294	$ 2,861,114
Twilio, Inc. Class A (a)	150,189	10,562,792
VeriSign, Inc. (a)	71,407	14,201,424
		150,678,003
IT Consulting & Other Services – 4.1%
Accenture PLC Class A	423,363	154,053,329
Cognizant Technology Solutions Corp. Class A	364,685	28,124,507
DXC Technology Co. (a)	224,229	4,888,192
EPAM Systems, Inc. (a)	47,009	13,073,673
Gartner, Inc. (a)	57,578	26,338,480
Grid Dynamics Holdings, Inc. (a)	148,288	1,935,158
Hackett Group, Inc.	60,271	1,393,466
International Business Machines Corp.	612,983	112,580,458
Kyndryl Holdings, Inc. (a)	307,997	6,320,098
Perficient, Inc. (a)	47,656	3,246,803
Thoughtworks Holding, Inc. (a)	251,251	1,175,855
		353,130,019
TOTAL IT SERVICES		503,808,022
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 23.5%
Semiconductor Materials & Equipment – 3.7%
ACM Research, Inc. Class A (a)	114,450	1,970,829
Aehr Test Systems (a)	68,798	1,021,650
Amkor Technology, Inc.	146,655	4,643,097
Applied Materials, Inc.	572,029	93,984,365
Axcelis Technologies, Inc. (a)	33,628	4,373,321
Cohu, Inc. (a)	82,041	2,613,826
Enphase Energy, Inc. (a)	101,919	10,612,826
Entegris, Inc.	117,766	13,861,058
FormFactor, Inc. (a)	113,580	4,403,497
Ichor Holdings Ltd. (a)	75,339	2,727,272
KLA Corp.	95,557	56,764,680
Kulicke & Soffa Industries, Inc.	73,302	3,688,557
Lam Research Corp.	92,073	75,975,877
MKS Instruments, Inc.	58,811	6,260,431
Onto Innovation, Inc. (a)	50,959	8,229,879
PDF Solutions, Inc. (a)	66,577	2,077,202
Photronics, Inc. (a)	137,951	4,030,928
SolarEdge Technologies, Inc. (a)	44,411	2,953,332
Teradyne, Inc.	120,407	11,630,112
Ultra Clean Holdings, Inc. (a)	86,483	3,303,651
Veeco Instruments, Inc. (a)	112,398	3,583,248
		318,709,638
Semiconductors – 19.8%
Advanced Micro Devices, Inc. (a)	1,080,012	181,107,212
Allegro MicroSystems, Inc. (a)	97,143	2,519,889

	Shares	Value

Alpha & Omega Semiconductor Ltd. (a)	60,337	$ 1,548,247
Ambarella, Inc. (a)	49,610	2,607,502
Analog Devices, Inc.	343,328	66,042,574
Broadcom, Inc.	298,480	352,206,400
CEVA, Inc. (a)	59,792	1,148,006
Cirrus Logic, Inc. (a)	62,519	4,826,467
Credo Technology Group Holding Ltd. (a)	223,574	4,585,503
Diodes, Inc. (a)	52,332	3,522,990
First Solar, Inc. (a)	77,366	11,318,646
Impinj, Inc. (a)	38,134	3,698,235
indie Semiconductor, Inc. Class A (a)	301,515	1,830,196
Intel Corp.	2,814,037	121,228,714
Lattice Semiconductor Corp. (a)	112,625	6,854,358
MACOM Technology Solutions Holdings, Inc. (a)	69,679	6,008,420
MagnaChip Semiconductor Corp. (a)	112,382	733,854
Marvell Technology, Inc.	603,723	40,872,047
MaxLinear, Inc. (a)	113,086	2,354,451
Microchip Technology, Inc.	384,343	32,738,337
Micron Technology, Inc.	750,708	64,373,211
Monolithic Power Systems, Inc.	33,577	20,237,529
Navitas Semiconductor Corp. (a)	275,585	1,579,102
NVIDIA Corp.	719,614	442,756,906
NXP Semiconductors NV	181,121	38,138,649
ON Semiconductor Corp. (a)	305,100	21,701,763
Power Integrations, Inc.	60,170	4,510,343
Qorvo, Inc. (a)	85,909	8,568,564
QUALCOMM, Inc.	753,110	111,844,366
Rambus, Inc. (a)	107,018	7,333,944
Semtech Corp. (a)	128,610	2,551,622
Silicon Laboratories, Inc. (a)	33,707	4,158,096
SiTime Corp. (a)	28,427	3,029,465
Skyworks Solutions, Inc.	123,145	12,863,727
SMART Global Holdings, Inc. (a)	116,689	2,292,939
Synaptics, Inc. (a)	49,229	5,258,150
Texas Instruments, Inc.	609,809	97,642,617
Universal Display Corp.	43,732	7,424,382
Wolfspeed, Inc. (a)	120,306	3,915,960
		1,707,933,383
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,026,643,021
SOFTWARE – 41.5%
Application Software – 14.4%
ACI Worldwide, Inc. (a)	157,955	4,749,707
Adobe, Inc. (a)	307,818	190,163,804
Agilysys, Inc. (a)	46,655	3,905,490
See accompanying notes which are an integral part of the financial statements.
49	Semi-Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Alarm.com Holdings, Inc. (a)	70,362	$ 4,279,417
Alkami Technology, Inc. (a)	110,413	2,718,368
Altair Engineering, Inc. Class A (a)	62,353	5,301,252
Alteryx, Inc. Class A (a)	88,660	4,207,804
American Software, Inc. Class A	84,461	956,943
Amplitude, Inc. Class A (a)	146,870	1,903,435
ANSYS, Inc. (a)	63,096	20,684,762
Appfolio, Inc. Class A (a)	23,938	5,248,646
AppLovin Corp. Class A (a)	184,930	7,606,171
Asana, Inc. Class A (a)	134,439	2,341,927
Aspen Technology, Inc. (a)	31,304	6,010,055
Atlassian Corp. Class A (a)	110,553	27,612,823
Aurora Innovation, Inc. (a)	1,533,680	4,585,703
Autodesk, Inc. (a)	150,607	38,225,563
AvePoint, Inc. (a)	245,478	1,890,181
Bentley Systems, Inc. Class B	186,497	9,399,449
Bill Holdings, Inc. (a)	81,214	6,338,753
Blackbaud, Inc. (a)	55,440	4,486,205
Blackline, Inc. (a)	70,122	4,114,759
Box, Inc. Class A (a)	161,662	4,199,979
Braze, Inc. Class A (a)	78,492	4,242,493
C3.ai, Inc. Class A (a)	127,545	3,160,565
Cadence Design Systems, Inc. (a)	188,471	54,366,345
CCC Intelligent Solutions Holdings, Inc. (a)	399,433	4,389,769
Cerence, Inc. (a)	104,833	2,098,757
Cipher Mining, Inc. (a)	25,212	76,644
Cleanspark, Inc. (a)	14,508	116,789
Clear Secure, Inc. Class A	135,866	2,585,530
Clearwater Analytics Holdings, Inc. Class A (a)	280,133	5,280,507
Confluent, Inc. Class A (a)	6,244	139,616
Consensus Cloud Solutions, Inc. (a)	50,026	1,087,565
CS Disco, Inc. (a)	62,794	513,655
Datadog, Inc. Class A (a)	184,405	22,947,358
Digimarc Corp. (a)	2,386	84,512
Digital Turbine, Inc. (a)	247,089	1,331,810
DocuSign, Inc. (a)	171,332	10,437,545
Domo, Inc. Class B (a)	79,222	861,143
DoubleVerify Holdings, Inc. (a)	127,423	5,098,194
Dropbox, Inc. Class A (a)	247,993	7,856,418
Dynatrace, Inc. (a)	181,805	10,362,885
E2open Parent Holdings, Inc. (a)	399,392	1,501,714
Elastic NV (a)	81,590	9,550,925
Enfusion, Inc. Class A (a)	42,365	334,683
Envestnet, Inc. (a)	55,611	2,841,722
Everbridge, Inc. (a)	99,934	2,234,524
Fair Isaac Corp. (a)	19,008	22,787,361
Five9, Inc. (a)	74,839	5,677,286

	Shares	Value

Freshworks, Inc. Class A (a)	208,726	$ 4,633,717
Guidewire Software, Inc. (a)	79,178	8,842,599
HashiCorp, Inc. Class A (a)	127,544	2,788,112
HubSpot, Inc. (a)	34,601	21,141,211
Informatica, Inc. Class A (a)	95,114	2,853,420
Intapp, Inc. (a)	50,536	2,177,091
InterDigital, Inc.	41,803	4,391,405
Intuit, Inc.	189,265	119,488,672
Jamf Holding Corp. (a)	128,546	2,383,243
LiveRamp Holdings, Inc. (a)	116,594	4,603,131
Manhattan Associates, Inc. (a)	51,283	12,439,204
Marathon Digital Holdings, Inc. (a)	293,603	5,205,581
Matterport, Inc. (a)	653,720	1,470,870
MeridianLink, Inc. (a)	53,262	1,211,710
MicroStrategy, Inc. Class A (a)	13,612	6,822,470
Mitek Systems, Inc. (a)	110,715	1,395,009
Model N, Inc. (a)	84,204	2,269,298
nCino, Inc. (a)	101,562	3,197,172
NCR Voyix Corp. (a)	165,578	2,433,997
NextNav, Inc. (a)	19,256	80,105
Nutanix, Inc. Class A (a)	221,604	12,454,145
Olo, Inc. Class A (a)	260,619	1,347,400
PagerDuty, Inc. (a)	145,748	3,451,313
Palantir Technologies, Inc. Class A (a)	1,330,335	21,405,090
Pegasystems, Inc.	66,877	3,259,585
PowerSchool Holdings, Inc. Class A (a)	140,967	3,318,363
Procore Technologies, Inc. (a)	80,404	5,740,042
PROS Holdings, Inc. (a)	93,888	3,231,625
PTC, Inc. (a)	87,860	15,871,909
Q2 Holdings, Inc. (a)	104,439	4,443,879
RingCentral, Inc. Class A (a)	110,963	3,760,536
Riot Platforms, Inc. (a)	278,334	3,033,841
Roper Technologies, Inc.	74,201	39,845,937
Salesforce, Inc. (a)	663,385	186,470,890
SEMrush Holdings, Inc. Class A (a)	77,218	891,096
Smartsheet, Inc. Class A (a)	131,473	5,912,341
SoundHound AI, Inc. Class A (a)	380,872	632,247
Splunk, Inc. (a)	122,561	18,797,181
Sprinklr, Inc. Class A (a)	195,472	2,439,491
Sprout Social, Inc. Class A (a)	72,112	4,422,629
SPS Commerce, Inc. (a)	35,033	6,439,065
Synopsys, Inc. (a)	104,851	55,922,281
Tyler Technologies, Inc. (a)	32,604	13,783,341
Unity Software, Inc. (a)	207,757	6,731,327
Verint Systems, Inc. (a)	96,160	2,854,990
Vertex, Inc. Class A (a)	111,521	2,705,499
Weave Communications, Inc. (a)	7,716	96,759
Workday, Inc. Class A (a)	143,600	41,797,652
Workiva, Inc. (a)	52,727	4,900,447

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	50

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Yext, Inc. (a)	258,143	$ 1,530,788
Zeta Global Holdings Corp. Class A (a)	308,173	2,983,115
Zoom Video Communications, Inc. Class A (a)	182,411	11,785,575
		1,244,985,907
Systems Software – 27.1%
A10 Networks, Inc.	183,924	2,459,064
Adeia, Inc.	253,741	3,080,416
Appian Corp. Class A (a)	63,874	2,084,209
CommVault Systems, Inc. (a)	55,085	5,050,193
Crowdstrike Holdings, Inc. Class A (a)	159,752	46,727,460
Dolby Laboratories, Inc. Class A	62,291	5,181,365
Fortinet, Inc. (a)	465,920	30,047,181
Gen Digital, Inc.	487,551	11,447,697
Gitlab, Inc. Class A (a)	96,331	6,850,097
JFrog Ltd. (a)	118,632	3,859,099
Microsoft Corp.	4,636,145	1,843,238,529
N-Able, Inc. (a)	166,594	2,162,390
OneSpan, Inc. (a)	83,642	858,167
Oracle Corp.	1,087,397	121,462,245
Palo Alto Networks, Inc. (a)	209,006	70,750,621
Progress Software Corp.	64,301	3,652,940
Qualys, Inc. (a)	40,019	7,570,394
Rapid7, Inc. (a)	85,512	4,705,725
SentinelOne, Inc. Class A (a)	289,204	7,750,667
ServiceNow, Inc. (a)	138,005	105,629,027
SolarWinds Corp. (a)	129,706	1,533,125
Tenable Holdings, Inc. (a)	123,855	5,833,571
Teradata Corp. (a)	105,813	4,886,444
UiPath, Inc. Class A (a)	348,818	8,015,838
Varonis Systems, Inc. (a)	148,294	6,655,435
Xperi, Inc. (a)	111,243	1,188,075
Zscaler, Inc. (a)	70,816	16,689,207
Zuora, Inc. Class A (a)	280,478	2,563,569
		2,331,932,750
TOTAL SOFTWARE		3,576,918,657

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 21.8%
Technology Hardware, Storage & Peripherals – 21.8%
Apple, Inc.	9,473,748	$ 1,746,959,131
Corsair Gaming, Inc. (a)	120,992	1,540,228
DELL Technologies, Inc. Class C	209,150	17,334,352
Hewlett Packard Enterprise Co.	973,185	14,879,999
HP, Inc.	647,153	18,579,763
IonQ, Inc. (a)	309,855	3,182,211
NetApp, Inc.	167,842	14,635,822
Pure Storage, Inc. Class A (a)	264,087	10,560,839
Seagate Technology Holdings PLC	157,341	13,480,977
Super Micro Computer, Inc. (a)	41,553	22,006,884
Western Digital Corp. (a)	263,750	15,099,688
Xerox Holdings Corp.	212,630	3,925,150
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		1,882,185,044
TOTAL COMMON STOCKS (Cost $4,934,459,379)		8,606,704,620
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund 5.23% (b) (Cost $20,504,000)	20,504,000	20,504,000
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $4,954,963,379)		8,627,208,620
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(9,910,736)
NET ASSETS – 100.0%		$8,617,297,884

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
51	Semi-Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	7	March 2024	$ 684,565	$ (9,684)	$ (9,684)
CME E-mini Technology Select Sector Index Contracts (United States)	44	March 2024	8,820,240	106,007	106,007
Total Equity Index Contracts					$ 96,323
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 8,606,704,620	$ 8,606,704,620	$ —	$ —
Money Market Funds	20,504,000	20,504,000	—	—
Total Investments in Securities:	$ 8,627,208,620	$ 8,627,208,620	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 106,007	$ 106,007	$ —	$ —
Total Assets	$ 106,007	$ 106,007	$ —	$ —
Liabilities
Futures Contracts	$ (9,684)	$ (9,684)	$ —	$ —
Total Liabilities	$ (9,684)	$ (9,684)	$ —	$ —
Total Derivative Instruments:	$ 96,323	$ 96,323	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$106,007	$(9,684)
Total Equity Risk	106,007	(9,684)
Total Value of Derivatives	$106,007	$(9,684)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	52

Fidelity® MSCI Materials Index ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
CHEMICALS – 60.2%
Commodity Chemicals – 7.0%
AdvanSix, Inc.	10,435	$ 264,840
Cabot Corp.	21,588	1,556,495
Dow, Inc.	270,961	14,523,510
Hawkins, Inc.	7,704	512,855
Koppers Holdings, Inc.	8,065	412,444
Kronos Worldwide, Inc.	8,911	82,961
LyondellBasell Industries NV Class A	99,956	9,407,859
Mativ Holdings, Inc.	21,096	253,785
Olin Corp.	46,093	2,400,063
Orion SA	22,466	503,238
PureCycle Technologies, Inc. (a)	41,229	161,618
Tronox Holdings PLC	45,211	623,460
Westlake Corp.	14,778	2,044,536
		32,747,664
Diversified Chemicals – 0.7%
Chemours Co.	57,142	1,723,974
Huntsman Corp.	65,039	1,596,057
LSB Industries, Inc. (a)	18,689	139,046
		3,459,077
Fertilizers & Agricultural Chemicals – 5.5%
CF Industries Holdings, Inc.	74,361	5,614,999
Corteva, Inc.	273,540	12,440,599
FMC Corp.	48,081	2,702,152
Mosaic Co.	128,058	3,932,661
Scotts Miracle-Gro Co.	16,209	911,919
		25,602,330
Industrial Gases – 21.0%
Air Products & Chemicals, Inc.	85,615	21,892,612
Linde PLC	188,051	76,128,686
		98,021,298
Specialty Chemicals – 26.0%
Albemarle Corp.	45,225	5,189,116
Arcadium Lithium PLC (a)	412,446	2,016,861
Ashland, Inc.	18,735	1,753,971
Aspen Aerogels, Inc. (a)	20,444	229,586
Avient Corp.	35,051	1,269,197
Axalta Coating Systems Ltd. (a)	85,467	2,770,840
Balchem Corp.	12,441	1,743,731
Celanese Corp.	39,853	5,830,095
DuPont de Nemours, Inc.	176,920	10,933,656
Eastman Chemical Co.	45,690	3,817,399
Ecolab, Inc.	98,865	19,597,020
ECOVYST, Inc. (a)	40,679	376,688
Element Solutions, Inc.	88,505	1,967,466
Ginkgo Bioworks Holdings, Inc. (a)	399,692	483,627
HB Fuller Co.	20,851	1,579,880
Ingevity Corp. (a)	13,286	578,738
Innospec, Inc.	9,570	1,111,173

	Shares	Value

International Flavors & Fragrances, Inc.	98,373	$ 7,936,734
Minerals Technologies, Inc.	12,522	818,313
NewMarket Corp.	2,768	1,544,018
Perimeter Solutions SA (a)	56,778	269,128
PPG Industries, Inc.	90,766	12,801,637
Quaker Chemical Corp.	4,848	920,829
RPM International, Inc.	49,649	5,295,562
Sensient Technologies Corp.	16,259	1,008,546
Sherwin-Williams Co.	94,149	28,657,073
Stepan Co.	8,598	767,543
		121,268,427
TOTAL CHEMICALS		281,098,796
CONSTRUCTION MATERIALS – 6.4%
Construction Materials – 6.4%
Eagle Materials, Inc.	13,660	3,090,985
Knife River Corp. (a)	19,586	1,282,687
Martin Marietta Materials, Inc.	23,819	12,110,056
Summit Materials, Inc. Class A (a)	45,901	1,660,698
U.S. Lime & Minerals, Inc.	875	226,336
Vulcan Materials Co.	51,206	11,573,068
TOTAL CONSTRUCTION MATERIALS		29,943,830
CONTAINERS & PACKAGING – 11.5%
Metal, Glass & Plastic Containers – 4.4%
AptarGroup, Inc.	25,297	3,285,574
Ball Corp.	121,422	6,732,850
Berry Global Group, Inc.	45,525	2,980,067
Crown Holdings, Inc.	46,497	4,114,984
Greif, Inc. Class A	9,794	613,202
Greif, Inc. Class B	1,664	104,333
Myers Industries, Inc.	12,145	227,719
O-I Glass, Inc. (a)	59,796	870,630
Silgan Holdings, Inc.	33,929	1,558,698
Trimas Corp.	15,920	392,906
		20,880,963
Paper & Plastic Packaging Products & Materials – 7.1%
Amcor PLC	557,449	5,256,744
Avery Dennison Corp.	31,056	6,194,119
Graphic Packaging Holding Co.	118,422	3,020,945
International Paper Co.	126,678	4,538,872
Packaging Corp. of America	34,652	5,748,074
Pactiv Evergreen, Inc.	17,323	252,916
Ranpak Holdings Corp. (a)	17,050	70,246
Sealed Air Corp.	54,738	1,891,198
Sonoco Products Co.	37,782	2,149,796
Westrock Co.	98,816	3,978,332
		33,101,242
TOTAL CONTAINERS & PACKAGING		53,982,205

See accompanying notes which are an integral part of the financial statements.
53	Semi-Annual Report

Fidelity® MSCI Materials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
METALS & MINING – 21.0%
Aluminum – 0.5%
Alcoa Corp.	68,828	$ 2,047,633
Century Aluminum Co. (a)	21,154	235,867
Kaiser Aluminum Corp.	6,151	399,200
		2,682,700
Copper – 4.7%
Freeport-McMoRan, Inc.	552,516	21,929,360
Diversified Metals & Mining – 0.5%
Compass Minerals International, Inc.	13,574	305,279
Ivanhoe Electric, Inc. (a)	27,268	227,961
Materion Corp.	7,943	929,093
MP Materials Corp. (a)	54,693	864,696
Piedmont Lithium, Inc. (a)	6,968	106,471
		2,433,500
Gold – 4.0%
Coeur Mining, Inc. (a)	136,598	367,449
Newmont Corp.	444,163	15,328,065
Royal Gold, Inc.	25,322	2,896,583
		18,592,097
Silver – 0.2%
Hecla Mining Co.	225,703	859,929
Steel – 11.1%
Alpha Metallurgical Resources, Inc.	4,376	1,747,074
Arch Resources, Inc.	6,627	1,172,714
ATI, Inc. (a)	49,597	2,027,029
Carpenter Technology Corp.	18,795	1,157,584
Cleveland-Cliffs, Inc. (a)	196,043	3,930,662
Commercial Metals Co.	45,088	2,354,495
Haynes International, Inc.	4,918	273,785
Nucor Corp.	95,856	17,918,362
Olympic Steel, Inc.	3,882	262,346
Ramaco Resources, Inc. Class A	10,959	206,906
Reliance Steel & Aluminum Co.	22,568	6,441,359
Ryerson Holding Corp.	11,871	407,413
Schnitzer Steel Industries, Inc. Class A	10,080	265,406

	Shares	Value

Steel Dynamics, Inc.	60,646	$ 7,319,366
SunCoke Energy, Inc.	32,440	332,510
TimkenSteel Corp. (a)	15,168	311,702
U.S. Steel Corp.	85,930	4,040,429
Warrior Met Coal, Inc.	20,035	1,285,646
Worthington Steel, Inc. (a)	12,563	376,262
		51,831,050
TOTAL METALS & MINING		98,328,636
PAPER & FOREST PRODUCTS – 0.6%
Forest Products – 0.4%
Louisiana-Pacific Corp.	25,046	1,666,811
Paper Products – 0.2%
Clearwater Paper Corp. (a)	6,492	214,041
Mercer International, Inc.	15,469	130,868
Sylvamo Corp.	14,476	672,121
		1,017,030
TOTAL PAPER & FOREST PRODUCTS		2,683,841
TOTAL COMMON STOCKS (Cost $476,901,273)		466,037,308
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund 5.23% (b) (Cost $909,000)	909,000	909,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $477,810,273)		466,946,308
NET OTHER ASSETS (LIABILITIES) – 0.1%		333,186
NET ASSETS – 100.0%		$ 467,279,494

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Materials Select Sector Index Contracts (United States)	13	March 2024	$1,139,450	$(23,010)	$(23,010)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	54

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 466,037,308	$ 466,037,308	$ —	$ —
Money Market Funds	909,000	909,000	—	—
Total Investments in Securities:	$ 466,946,308	$ 466,946,308	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (23,010)	$ (23,010)	$ —	$ —
Total Liabilities	$ (23,010)	$ (23,010)	$ —	$ —
Total Derivative Instruments:	$ (23,010)	$ (23,010)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(23,010)
Total Equity Risk	0	(23,010)
Total Value of Derivatives	$0	$(23,010)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
55	Semi-Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
DIVERSIFIED REITS – 2.1%
Diversified REITs – 2.1%
Alexander & Baldwin, Inc.	53,234	$ 922,013
American Assets Trust, Inc.	36,340	815,106
Armada Hoffler Properties, Inc.	50,771	607,221
Broadstone Net Lease, Inc.	134,117	2,155,260
Empire State Realty Trust, Inc. Class A	96,942	922,888
Essential Properties Realty Trust, Inc.	115,326	2,872,771
Gladstone Commercial Corp.	31,389	402,407
Global Net Lease, Inc.	147,530	1,246,628
One Liberty Properties, Inc.	11,773	238,286
WP Carey, Inc.	154,102	9,548,160
TOTAL DIVERSIFIED REITS		19,730,740
HEALTH CARE REITS – 7.8%
Health Care REITs – 7.8%
CareTrust REIT, Inc.	73,482	1,537,243
Community Healthcare Trust, Inc.	21,070	539,181
Diversified Healthcare Trust	122,086	350,387
Global Medical REIT, Inc.	49,388	499,313
Healthcare Realty Trust, Inc.	274,017	4,414,414
Healthpeak Properties, Inc.	397,731	7,358,023
LTC Properties, Inc.	30,562	952,618
Medical Properties Trust, Inc.	436,942	1,354,520
National Health Investors, Inc.	31,626	1,681,871
Omega Healthcare Investors, Inc.	176,754	5,125,866
Physicians Realty Trust	170,737	2,089,821
Sabra Health Care REIT, Inc.	167,789	2,238,305
Universal Health Realty Income Trust	11,321	450,689
Ventas, Inc.	290,080	13,456,811
Welltower, Inc.	374,355	32,385,451
TOTAL HEALTH CARE REITS		74,434,513
HOTEL & RESORT REITS – 2.9%
Hotel & Resort REITs – 2.9%
Apple Hospitality REIT, Inc.	156,063	2,506,372
Chatham Lodging Trust	38,081	399,850
DiamondRock Hospitality Co.	157,298	1,437,704
Host Hotels & Resorts, Inc.	512,644	9,853,018
Park Hotels & Resorts, Inc.	154,886	2,335,681
Pebblebrook Hotel Trust	87,547	1,332,465
RLJ Lodging Trust	112,562	1,303,468
Ryman Hospitality Properties, Inc.	41,502	4,561,070
Service Properties Trust	119,602	924,523
Summit Hotel Properties, Inc.	80,266	520,124
Sunstone Hotel Investors, Inc.	140,798	1,502,315
Xenia Hotels & Resorts, Inc.	77,540	1,033,608
TOTAL HOTEL & RESORT REITS		27,710,198

	Shares	Value
INDUSTRIAL REITS – 12.5%
Industrial REITs – 12.5%
Americold Realty Trust, Inc.	197,232	$ 5,423,880
EastGroup Properties, Inc.	33,264	5,902,031
First Industrial Realty Trust, Inc.	96,767	4,985,436
LXP Industrial Trust	210,695	1,915,218
Plymouth Industrial REIT, Inc.	32,683	723,602
Prologis, Inc.	667,673	84,587,492
Rexford Industrial Realty, Inc.	150,430	7,911,114
STAG Industrial, Inc.	131,847	4,870,428
Terreno Realty Corp.	62,029	3,704,992
TOTAL INDUSTRIAL REITS		120,024,193
OFFICE REITS – 4.6%
Office REITs – 4.6%
Alexandria Real Estate Equities, Inc.	118,775	14,359,898
Boston Properties, Inc.	107,318	7,136,647
Brandywine Realty Trust	125,880	596,671
COPT Defense Properties	80,591	1,898,724
Cousins Properties, Inc.	110,931	2,541,429
Douglas Emmett, Inc.	120,795	1,636,772
Easterly Government Properties, Inc.	66,249	813,538
Equity Commonwealth	78,560	1,501,282
Highwoods Properties, Inc.	77,997	1,791,591
Hudson Pacific Properties, Inc.	92,859	760,515
JBG SMITH Properties	72,127	1,154,032
Kilroy Realty Corp.	80,690	2,885,474
Paramount Group, Inc.	115,738	549,756
Peakstone Realty Trust	25,946	375,698
Piedmont Office Realty Trust, Inc. Class A	93,958	638,914
SL Green Realty Corp.	47,060	2,115,347
Vornado Realty Trust	117,753	3,201,704
TOTAL OFFICE REITS		43,957,992
REAL ESTATE MANAGEMENT & DEVELOPMENT – 7.5%
Diversified Real Estate Activities – 0.2%
RMR Group, Inc. Class A	11,608	302,853
St. Joe Co.	26,063	1,438,678
Tejon Ranch Co. (a)	14,644	231,082
		1,972,613
Real Estate Development – 0.3%
Forestar Group, Inc. (a)	15,335	479,372
Howard Hughes Holdings, Inc. (a)	25,060	2,006,805
		2,486,177
Real Estate Operating Companies – 0.4%
DigitalBridge Group, Inc.	116,921	2,296,328
FRP Holdings, Inc. (a)	5,484	318,620
Kennedy-Wilson Holdings, Inc.	79,397	829,699

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	56

Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Operating Companies – continued
Seritage Growth Properties Class A (a)	26,813	$ 245,339
		3,689,986
Real Estate Services – 6.6%
Anywhere Real Estate, Inc. (a)	73,175	521,006
CBRE Group, Inc. Class A (a)	223,526	19,292,529
Compass, Inc. Class A (a)	260,419	895,841
CoStar Group, Inc. (a)	295,682	24,683,533
Cushman & Wakefield PLC (a)	118,274	1,244,243
eXp World Holdings, Inc.	58,177	720,231
Jones Lang LaSalle, Inc. (a)	34,352	6,082,365
Marcus & Millichap, Inc.	18,887	719,406
Newmark Group, Inc. Class A	106,443	1,080,397
Opendoor Technologies, Inc. (a)	386,455	1,321,676
Redfin Corp. (a)	83,911	684,714
Zillow Group, Inc. Class C (a)	111,143	6,317,368
		63,563,309
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		71,712,085
RESIDENTIAL REITS – 12.9%
Multi-Family Residential REITs – 8.4%
Apartment Income REIT Corp.	107,343	3,509,043
Apartment Investment & Management Co. Class A (a)	94,216	700,025
AvalonBay Communities, Inc.	102,405	18,331,519
Camden Property Trust	76,867	7,213,199
Centerspace	10,889	596,282
Elme Communities	63,366	917,540
Equity Residential	259,596	15,625,083
Essex Property Trust, Inc.	46,246	10,787,804
Independence Realty Trust, Inc.	163,846	2,406,898
Mid-America Apartment Communities, Inc.	84,070	10,624,766
NexPoint Residential Trust, Inc.	17,262	527,354
UDR, Inc.	225,417	8,119,520
Veris Residential, Inc.	52,031	793,473
		80,152,506
Single-Family Residential REITs – 4.5%
American Homes 4 Rent Class A	234,386	8,215,229
Equity Lifestyle Properties, Inc.	127,521	8,631,897
Invitation Homes, Inc.	441,150	14,527,070
Sun Communities, Inc.	89,781	11,254,048
UMH Properties, Inc.	44,780	676,626
		43,304,870
TOTAL RESIDENTIAL REITS		123,457,376

	Shares	Value
RETAIL REITS – 12.9%
Retail REITs – 12.9%
Acadia Realty Trust	68,276	$ 1,164,789
Agree Realty Corp.	70,497	4,202,326
Alexander's, Inc.	1,692	371,885
Brixmor Property Group, Inc.	216,263	4,852,942
CBL & Associates Properties, Inc.	7,206	168,476
Federal Realty Investment Trust	52,788	5,370,123
Getty Realty Corp.	35,331	977,255
InvenTrust Properties Corp.	47,968	1,191,045
Kimco Realty Corp.	485,004	9,797,081
Kite Realty Group Trust	159,911	3,422,095
Macerich Co.	158,426	2,501,547
NETSTREIT Corp.	52,849	960,266
NNN REIT, Inc.	131,262	5,295,109
Phillips Edison & Co., Inc.	84,384	2,928,969
Realty Income Corp.	601,227	32,700,737
Regency Centers Corp.	119,666	7,499,468
Retail Opportunity Investments Corp.	94,413	1,283,073
Saul Centers, Inc.	9,108	348,472
Simon Property Group, Inc.	236,257	32,747,583
SITE Centers Corp.	136,800	1,822,176
Tanger, Inc.	78,078	2,100,298
Urban Edge Properties	85,441	1,475,566
Whitestone REIT	34,397	444,409
TOTAL RETAIL REITS		123,625,690
SPECIALIZED REITS – 36.6%
Data Center REITs – 9.1%
Digital Realty Trust, Inc.	218,716	30,720,849
Equinix, Inc.	67,522	56,027,730
		86,748,579
Other Specialized REITs – 6.2%
EPR Properties	55,527	2,458,180
Farmland Partners, Inc.	32,323	362,664
Four Corners Property Trust, Inc.	68,852	1,611,825
Gaming & Leisure Properties, Inc.	189,748	8,661,996
Gladstone Land Corp.	25,047	354,666
Iron Mountain, Inc.	210,423	14,207,761
Lamar Advertising Co. Class A	63,066	6,601,749
Outfront Media, Inc.	109,470	1,425,299
Safehold, Inc.	37,133	737,461
Uniti Group, Inc.	177,229	932,225
VICI Properties, Inc.	733,656	22,097,719
		59,451,545
Self-Storage REITs – 6.7%
CubeSmart	161,937	6,998,917
Extra Space Storage, Inc.	152,799	22,070,288
National Storage Affiliates Trust	61,315	2,290,115
See accompanying notes which are an integral part of the financial statements.
57	Semi-Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SPECIALIZED REITS – continued
Self-Storage REITs – continued
Public Storage	114,204	$ 32,341,431
		63,700,751
Telecom Tower REITs – 12.2%
American Tower Corp.	336,436	65,823,704
Crown Castle, Inc.	312,897	33,871,100
SBA Communications Corp.	78,151	17,494,883
		117,189,687
Timber REITs – 2.4%
PotlatchDeltic Corp.	57,869	2,588,480
Rayonier, Inc.	101,225	3,067,117
Weyerhaeuser Co.	526,906	17,266,710
		22,922,307
TOTAL SPECIALIZED REITS		350,012,869
TOTAL COMMON STOCKS (Cost $1,100,317,378)		954,665,656
Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund 5.23% (b) (Cost $1,790,000)	1,790,000	$ 1,790,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,102,107,378)		956,455,656
NET OTHER ASSETS (LIABILITIES) – (0.0%)		(342,887)
NET ASSETS – 100.0%		$ 956,112,769

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Contracts (United States)	33	March 2024	$1,110,450	$(70,612)	$(70,612)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
For the period, the average monthly notional amount at value for futures contracts in the aggregate was $2,368,105.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	58

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 954,665,656	$ 954,665,656	$ —	$ —
Money Market Funds	1,790,000	1,790,000	—	—
Total Investments in Securities:	$ 956,455,656	$ 956,455,656	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (70,612)	$ (70,612)	$ —	$ —
Total Liabilities	$ (70,612)	$ (70,612)	$ —	$ —
Total Derivative Instruments:	$ (70,612)	$ (70,612)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(70,612)
Total Equity Risk	0	(70,612)
Total Value of Derivatives	$0	$(70,612)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
59	Semi-Annual Report

Fidelity® MSCI Utilities Index ETF
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 61.9%
Electric Utilities – 61.9%
ALLETE, Inc.	72,474	$ 4,283,938
Alliant Energy Corp.	319,933	15,567,940
American Electric Power Co., Inc.	652,191	50,962,205
Constellation Energy Corp.	407,121	49,668,762
Duke Energy Corp.	975,683	93,499,702
Edison International	485,227	32,743,118
Entergy Corp.	267,695	26,705,253
Evergy, Inc.	290,793	14,763,561
Eversource Energy	441,929	23,961,390
Exelon Corp.	1,259,906	43,857,328
FirstEnergy Corp.	689,561	25,293,097
Genie Energy Ltd. Class B	24,578	457,397
Hawaiian Electric Industries, Inc.	138,401	1,795,061
IDACORP, Inc.	64,044	5,929,193
MGE Energy, Inc.	45,795	2,953,320
NextEra Energy, Inc.	2,596,554	152,235,961
NRG Energy, Inc.	290,054	15,384,464
OGE Energy Corp.	253,269	8,418,662
Otter Tail Corp.	47,509	4,295,764
PG&E Corp.	2,565,566	43,281,098
Pinnacle West Capital Corp.	143,255	9,870,269
PNM Resources, Inc.	102,936	3,729,371
Portland General Electric Co.	127,980	5,238,221
PPL Corp.	933,123	24,447,823
Southern Co.	1,380,586	95,978,339
Xcel Energy, Inc.	698,218	41,802,312
TOTAL ELECTRIC UTILITIES		797,123,549
GAS UTILITIES – 4.3%
Gas Utilities – 4.3%
Atmos Energy Corp.	187,947	21,414,681
Chesapeake Utilities Corp.	27,419	2,776,996
National Fuel Gas Co.	110,400	5,206,464
New Jersey Resources Corp.	123,183	5,029,562
Northwest Natural Holding Co.	45,535	1,678,420
ONE Gas, Inc.	70,237	4,310,445
Southwest Gas Holdings, Inc.	91,709	5,381,484
Spire, Inc.	66,400	3,769,528
Star Group LP	40,578	458,937
UGI Corp.	265,028	5,867,720
TOTAL GAS UTILITIES		55,894,237
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.5%
Independent Power Producers & Energy Traders – 2.4%
AES Corp.	847,722	14,140,003
Vistra Corp.	418,795	17,183,159
		31,323,162
Renewable Electricity – 1.1%
Altus Power, Inc. (a)	81,146	437,377

	Shares	Value

Clearway Energy, Inc. Class A	41,591	$ 934,134
Clearway Energy, Inc. Class C	105,777	2,564,035
Montauk Renewables, Inc. (a)	64,087	442,841
NextEra Energy Partners LP	117,837	3,517,434
Ormat Technologies, Inc.	68,478	4,429,157
Sunnova Energy International, Inc. (a)	138,475	1,456,757
		13,781,735
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		45,104,897
MULTI-UTILITIES – 25.9%
Multi-Utilities – 25.9%
Ameren Corp.	332,630	23,141,069
Avista Corp.	98,152	3,338,149
Black Hills Corp.	84,735	4,385,884
CenterPoint Energy, Inc.	799,054	22,325,569
CMS Energy Corp.	369,313	21,109,931
Consolidated Edison, Inc.	436,660	39,692,394
Dominion Energy, Inc.	1,059,321	48,432,156
DTE Energy Co.	261,009	27,515,569
NiSource, Inc.	522,468	13,568,494
Northwestern Energy Group, Inc.	77,321	3,720,686
Public Service Enterprise Group, Inc.	631,854	36,641,213
Sempra	796,675	57,010,063
Unitil Corp.	20,432	970,929
WEC Energy Group, Inc.	399,326	32,249,568
TOTAL MULTI-UTILITIES		334,101,674
WATER UTILITIES – 4.2%
Water Utilities – 4.2%
American States Water Co.	46,654	3,480,388
American Water Works Co., Inc.	246,443	30,563,861
Artesian Resources Corp. Class A	12,037	439,351
California Water Service Group	72,810	3,296,109
Essential Utilities, Inc.	318,111	11,407,460
Middlesex Water Co.	22,500	1,259,325
SJW Group	38,085	2,267,581
York Water Co.	18,017	646,450
TOTAL WATER UTILITIES		53,360,525
TOTAL COMMON STOCKS (Cost $1,508,114,453)		1,285,584,882

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	60

Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund 5.23% (b) (Cost $2,044,000)	2,044,000	$ 2,044,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,510,158,453)		1,287,628,882
NET OTHER ASSETS (LIABILITIES) – 0.0%		624,079
NET ASSETS – 100.0%		$1,288,252,961

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Utilities Select Sector Index Contracts (United States)	40	March 2024	$2,486,400	$(80,335)	$(80,335)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,285,584,882	$ 1,285,584,882	$ —	$ —
Money Market Funds	2,044,000	2,044,000	—	—
Total Investments in Securities:	$ 1,287,628,882	$ 1,287,628,882	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (80,335)	$ (80,335)	$ —	$ —
Total Liabilities	$ (80,335)	$ (80,335)	$ —	$ —
Total Derivative Instruments:	$ (80,335)	$ (80,335)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(80,335)
Total Equity Risk	0	(80,335)
Total Value of Derivatives	$0	$(80,335)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
61	Semi-Annual Report

Financial Statements
Statements of Assets and Liabilities
January 31, 2024 (Unaudited)
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 936,761,978	$ 1,345,873,723	$ 1,065,590,912	$ 1,420,892,212
Segregated cash with brokers for derivative instruments	70,000	200,500	116,500	253,750
Cash	5,488	5,868	9,359	9,841
Receivable for investments sold	—	—	—	71,504
Receivable for fund shares sold	8,465	30,088	—	—
Dividends receivable	1,234,859	324,930	1,387,910	1,400,644
Interest receivable	7,131	12,625	7,646	7,268
Other receivable	—	—	—	—
Total assets	938,087,921	1,346,447,734	1,067,112,327	1,422,635,219
Liabilities
Payable for investments purchased	1,890,569	—	—	—
Payable for fund shares redeemed	—	—	—	60,454
Accrued management fees	63,558	94,905	74,811	100,155
Payable for daily variation margin on futures contracts	35,054	67,437	22,591	55,876
Total liabilities	1,989,181	162,342	97,402	216,485
Net Assets	$936,098,740	$1,346,285,392	$1,067,014,925	$1,422,418,734
Net Assets consist of:
Paid in capital	$929,104,947	$1,319,520,189	$1,014,197,101	$1,202,524,128
Total accumulated earnings (loss)	6,993,793	26,765,203	52,817,824	219,894,606
Net Assets	$936,098,740	$1,346,285,392	$1,067,014,925	$1,422,418,734
Shares outstanding	20,250,000	17,750,000	23,700,000	62,200,000
Net Asset Value per share	$ 46.23	$ 75.85	$ 45.02	$ 22.87
Investments at cost	$868,955,685	$1,254,188,657	$1,003,826,350	$1,101,636,531
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	62

Statements of Assets and Liabilities
January 31, 2024 (Unaudited)
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 1,513,673,387	$ 3,106,122,775	$ 882,892,458	$ 8,627,208,620
Segregated cash with brokers for derivative instruments	205,000	371,000	91,750	463,500
Cash	6,768	10,504	7,474	8,858
Receivable for investments sold	—	—	—	—
Receivable for fund shares sold	—	—	—	120,178
Dividends receivable	976,933	4,424,830	410,479	1,415,829
Interest receivable	14,519	29,273	8,430	64,038
Other receivable	—	—	—	—
Total assets	1,514,876,607	3,110,958,382	883,410,591	8,629,281,023
Liabilities
Payable for investments purchased	—	9,381	—	11,192,600
Payable for fund shares redeemed	181,943	—	—	—
Accrued management fees	105,956	217,104	61,276	588,017
Payable for daily variation margin on futures contracts	68,325	31,083	23,994	202,522
Total liabilities	356,224	257,568	85,270	11,983,139
Net Assets	$1,514,520,383	$3,110,700,814	$883,325,321	$8,617,297,884
Net Assets consist of:
Paid in capital	$1,396,970,032	$2,508,818,663	$770,000,053	$5,060,312,392
Total accumulated earnings (loss)	117,550,351	601,882,151	113,325,268	3,556,985,492
Net Assets	$1,514,520,383	$3,110,700,814	$883,325,321	$8,617,297,884
Shares outstanding	27,750,000	47,000,000	14,600,000	58,750,000
Net Asset Value per share	$ 54.58	$ 66.19	$ 60.50	$ 146.68
Investments at cost	$1,265,087,311	$2,459,256,008	$744,909,767	$4,954,963,379
See accompanying notes which are an integral part of the financial statements.
63	Semi-Annual Report

Financial Statements  – continued
Statements of Assets and Liabilities
January 31, 2024 (Unaudited)
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 466,946,308	$ 956,455,656	$ 1,287,628,882
Segregated cash with brokers for derivative instruments	62,400	69,300	152,000
Cash	6,458	569	2,431
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	26,629
Dividends receivable	306,827	933,183	564,750
Interest receivable	4,077	6,147	10,149
Other receivable	—	57,806	—
Total assets	467,326,070	957,522,661	1,288,384,841
Liabilities
Payable for investments purchased	—	1,302,677	—
Payable for fund shares redeemed	—	29,461	—
Accrued management fees	32,929	68,887	92,212
Payable for daily variation margin on futures contracts	13,647	8,867	39,668
Total liabilities	46,576	1,409,892	131,880
Net Assets	$467,279,494	$ 956,112,769	$1,288,252,961
Net Assets consist of:
Paid in capital	$498,508,558	$1,199,203,594	$1,588,306,603
Total accumulated earnings (loss)	(31,229,064)	(243,090,825)	(300,053,642)
Net Assets	$467,279,494	$ 956,112,769	$1,288,252,961
Shares outstanding	10,000,000	37,750,000	32,600,000
Net Asset Value per share	$ 46.73	$ 25.33	$ 39.52
Investments at cost	$477,810,273	$1,102,107,378	$1,510,158,453
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	64

Statements of Operations
For the six months ended January 31, 2024 (Unaudited)
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Investment Income
Dividends	$ 4,327,854	$ 5,332,803	$ 16,452,387	$ 25,814,403
Interest	49,412	74,270	64,562	81,202
Total income	4,377,266	5,407,073	16,516,949	25,895,605
Expenses
Management fees	339,821	522,074	453,027	656,421
Independent trustees' fees and expenses	2,256	3,547	3,284	4,611
Total expenses	342,077	525,621	456,311	661,032
Net investment income (loss)	4,035,189	4,881,452	16,060,638	25,234,573
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(9,524,828)	(9,503,157)	(2,165,049)	1,211,636
Net realized gain (loss) on In-kind redemptions	19,445,755	24,210,940	31,755,786	70,457,055
Net realized gain (loss) on futures contracts	148,056	248,239	(191,900)	36,022
Net realized gain (loss) on foreign currency transactions	—	—	—	—
Total net realized gain (loss)	10,068,983	14,956,022	29,398,837	71,704,713
Change in net unrealized appreciation (depreciation) on investment securities	63,344,688	(14,711,173)	(69,189,273)	(153,186,456)
Change in net unrealized appreciation (depreciation) on futures contracts	340	(234,998)	(34,824)	(174,327)
Total change in net unrealized appreciation (depreciation)	63,345,028	(14,946,171)	(69,224,097)	(153,360,783)
Net gain (loss)	73,414,011	9,851	(39,825,260)	(81,656,070)
Net increase (decrease) in net assets resulting from operations	$77,449,200	$ 4,891,303	$ (23,764,622)	$ (56,421,497)
See accompanying notes which are an integral part of the financial statements.
65	Semi-Annual Report

Financial Statements  – continued
Statements of Operations
For the six months ended January 31, 2024 (Unaudited)
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Investment Income
Dividends	$ 15,113,014	$ 22,966,003	$ 6,837,514	$ 29,307,615
Interest	102,992	196,841	51,602	336,140
Total income	15,216,006	23,162,844	6,889,116	29,643,755
Expenses
Management fees	582,326	1,241,710	340,024	3,144,958
Independent trustees' fees and expenses	4,006	8,689	2,288	21,052
Total expenses	586,332	1,250,399	342,312	3,166,010
Net investment income (loss)	14,629,674	21,912,445	6,546,804	26,477,745
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(2,520,080)	(11,486,427)	(2,289,102)	27,378,670
Net realized gain (loss) on In-kind redemptions	22,482,950	66,994,226	4,644,599	32,816,937
Net realized gain (loss) on futures contracts	387,766	69,326	137,285	2,153,895
Net realized gain (loss) on foreign currency transactions	—	—	(69)	—
Total net realized gain (loss)	20,350,636	55,577,125	2,492,713	62,349,502
Change in net unrealized appreciation (depreciation) on investment securities	106,375,053	51,658,546	25,598,594	655,761,693
Change in net unrealized appreciation (depreciation) on futures contracts	(164,709)	(71,419)	(58,991)	(438,004)
Total change in net unrealized appreciation (depreciation)	106,210,344	51,587,127	25,539,603	655,323,689
Net gain (loss)	126,560,980	107,164,252	28,032,316	717,673,191
Net increase (decrease) in net assets resulting from operations	$141,190,654	$129,076,697	$34,579,120	$744,150,936
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	66

Statements of Operations
For the six months ended January 31, 2024 (Unaudited)
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$ 4,308,967	$ 19,091,363	$ 27,356,892
Interest	28,044	51,250	96,666
Total income	4,337,011	19,142,613	27,453,558
Expenses
Management fees	190,124	396,251	626,803
Independent trustees' fees and expenses	1,327	2,856	4,922
Total expenses	191,451	399,107	631,725
Net investment income (loss)	4,145,560	18,743,506	26,821,833
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(5,218,629)	(11,842,301)	(5,470,997)
Net realized gain (loss) on In-kind redemptions	2,683,749	(993,939)	(30,904,044)
Net realized gain (loss) on futures contracts	(4,634)	(331,407)	(546,823)
Net realized gain (loss) on foreign currency transactions	—	—	—
Total net realized gain (loss)	(2,539,514)	(13,167,647)	(36,921,864)
Change in net unrealized appreciation (depreciation) on investment securities	(15,187,130)	(4,550,245)	(137,588,791)
Change in net unrealized appreciation (depreciation) on futures contracts	(42,098)	(109,618)	(123,415)
Total change in net unrealized appreciation (depreciation)	(15,229,228)	(4,659,863)	(137,712,206)
Net gain (loss)	(17,768,742)	(17,827,510)	(174,634,070)
Net increase (decrease) in net assets resulting from operations	$(13,623,182)	$ 915,996	$(147,812,237)
See accompanying notes which are an integral part of the financial statements.
67	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Communication Services Index ETF		Fidelity MSCI Consumer Discretionary Index ETF
	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,035,189	$ 5,257,282	$ 4,881,452	$ 10,445,779
Net realized gain (loss)	10,068,983	(19,594,443)	14,956,022	(6,579,115)
Change in net unrealized appreciation (depreciation)	63,345,028	118,698,886	(14,946,171)	109,172,463
Net increase (decrease) in net assets resulting from operations	77,449,200	104,361,725	4,891,303	113,039,127
Distributions to shareholders	(3,811,750)	(4,996,850)	(5,047,650)	(10,020,850)
Share transactions
Proceeds from sales of shares	128,096,954	240,004,377	116,196,470	120,045,362
Cost of shares redeemed	(64,491,158)	(101,759,290)	(65,897,176)	(101,937,235)
Net increase (decrease) in net assets resulting from share transactions	63,605,796	138,245,087	50,299,294	18,108,127
Total increase (decrease) in net assets	137,243,246	237,609,962	50,142,947	121,126,404
Net Assets
Beginning of period	798,855,494	561,245,532	1,296,142,445	1,175,016,041
End of period	$936,098,740	$ 798,855,494	$1,346,285,392	$1,296,142,445
Other Information
Shares
Sold	3,050,000	6,600,000	1,550,000	1,800,000
Redeemed	(1,550,000)	(3,050,000)	(900,000)	(1,600,000)
Net increase (decrease)	1,500,000	3,550,000	650,000	200,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	68

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Staples Index ETF		Fidelity MSCI Energy Index ETF
	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,060,638	$ 26,358,101	$ 25,234,573	$ 53,140,619
Net realized gain (loss)	29,398,837	13,250,062	71,704,713	103,405,066
Change in net unrealized appreciation (depreciation)	(69,224,097)	32,411,012	(153,360,783)	60,136,661
Net increase (decrease) in net assets resulting from operations	(23,764,622)	72,019,175	(56,421,497)	216,682,346
Distributions to shareholders	(16,069,400)	(26,225,300)	(24,305,400)	(55,155,850)
Share transactions
Proceeds from sales of shares	19,833,574	256,003,524	57,567,095	199,400,543
Cost of shares redeemed	(152,303,215)	(120,837,555)	(161,462,983)	(241,462,086)
Net increase (decrease) in net assets resulting from share transactions	(132,469,641)	135,165,969	(103,895,888)	(42,061,543)
Total increase (decrease) in net assets	(172,303,663)	180,959,844	(184,622,785)	119,464,953
Net Assets
Beginning of period	1,239,318,588	1,058,358,744	1,607,041,519	1,487,576,566
End of period	$1,067,014,925	$1,239,318,588	$1,422,418,734	$1,607,041,519
Other Information
Shares
Sold	450,000	5,750,000	2,350,000	8,650,000
Redeemed	(3,450,000)	(2,700,000)	(7,100,000)	(11,000,000)
Net increase (decrease)	(3,000,000)	3,050,000	(4,750,000)	(2,350,000)

See accompanying notes which are an integral part of the financial statements.
69	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Financials Index ETF		Fidelity MSCI Health Care Index ETF
	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,629,674	$ 33,041,592	$ 21,912,445	$ 42,938,024
Net realized gain (loss)	20,350,636	(53,255,546)	55,577,125	51,433,279
Change in net unrealized appreciation (depreciation)	106,210,344	106,831,812	51,587,127	(12,304,277)
Net increase (decrease) in net assets resulting from operations	141,190,654	86,617,858	129,076,697	82,067,026
Distributions to shareholders	(13,367,500)	(33,588,200)	(21,138,800)	(42,324,300)
Share transactions
Proceeds from sales of shares	58,730,779	87,310,214	82,558,305	305,561,085
Cost of shares redeemed	(103,097,573)	(258,774,591)	(163,549,876)	(229,908,099)
Net increase (decrease) in net assets resulting from share transactions	(44,366,794)	(171,464,377)	(80,991,571)	75,652,986
Total increase (decrease) in net assets	83,456,360	(118,434,719)	26,946,326	115,395,712
Net Assets
Beginning of period	1,431,064,023	1,549,498,742	3,083,754,488	2,968,358,776
End of period	$1,514,520,383	$1,431,064,023	$3,110,700,814	$3,083,754,488
Other Information
Shares
Sold	1,150,000	1,900,000	1,300,000	4,950,000
Redeemed	(2,100,000)	(5,500,000)	(2,650,000)	(3,700,000)
Net increase (decrease)	(950,000)	(3,600,000)	(1,350,000)	1,250,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	70

Statements of Changes in Net Assets
	Fidelity MSCI Industrials Index ETF		Fidelity MSCI Information Technology Index ETF
	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,546,804	$ 10,738,877	$ 26,477,745	$ 48,356,584
Net realized gain (loss)	2,492,713	17,136,150	62,349,502	401,456,086
Change in net unrealized appreciation (depreciation)	25,539,603	97,400,128	655,323,689	944,956,941
Net increase (decrease) in net assets resulting from operations	34,579,120	125,275,155	744,150,936	1,394,769,611
Distributions to shareholders	(6,753,300)	(10,658,050)	(37,364,500)	(47,990,200)
Share transactions
Proceeds from sales of shares	68,300,935	100,904,162	450,286,445	1,618,758,979
Cost of shares redeemed	(13,907,060)	(119,710,204)	(51,790,280)	(1,192,587,293)
Net increase (decrease) in net assets resulting from share transactions	54,393,875	(18,806,042)	398,496,165	426,171,686
Total increase (decrease) in net assets	82,219,695	95,811,063	1,105,282,601	1,772,951,097
Net Assets
Beginning of period	801,105,626	705,294,563	7,512,015,283	5,739,064,186
End of period	$883,325,321	$ 801,105,626	$8,617,297,884	$ 7,512,015,283
Other Information
Shares
Sold	1,200,000	1,900,000	3,250,000	13,600,000
Redeemed	(250,000)	(2,350,000)	(400,000)	(10,150,000)
Net increase (decrease)	950,000	(450,000)	2,850,000	3,450,000

See accompanying notes which are an integral part of the financial statements.
71	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Materials Index ETF		Fidelity MSCI Real Estate Index ETF
	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,145,560	$ 8,269,260	$ 18,743,506	$ 35,971,569
Net realized gain (loss)	(2,539,514)	4,593,659	(13,167,647)	6,019,166
Change in net unrealized appreciation (depreciation)	(15,229,228)	37,332,006	(4,659,863)	(239,160,188)
Net increase (decrease) in net assets resulting from operations	(13,623,182)	50,194,925	915,996	(197,169,453)
Distributions to shareholders	(4,219,100)	(8,257,900)	(16,962,900)	(49,617,050)
Share transactions
Proceeds from sales of shares	18,695,145	78,638,097	10,136,487	60,330,330
Cost of shares redeemed	(17,675,485)	(86,290,107)	(67,515,391)	(556,592,493)
Net increase (decrease) in net assets resulting from share transactions	1,019,660	(7,652,010)	(57,378,904)	(496,262,163)
Total increase (decrease) in net assets	(16,822,622)	34,285,015	(73,425,808)	(743,048,666)
Net Assets
Beginning of period	484,102,116	449,817,101	1,029,538,577	1,772,587,243
End of period	$467,279,494	$484,102,116	$ 956,112,769	$1,029,538,577
Other Information
Shares
Sold	400,000	1,750,000	400,000	2,300,000
Redeemed	(400,000)	(2,000,000)	(2,850,000)	(22,150,000)
Net increase (decrease)	—	(250,000)	(2,450,000)	(19,850,000)

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	72

Statements of Changes in Net Assets
	Fidelity MSCI Utilities Index ETF
	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,821,833	$ 60,858,807
Net realized gain (loss)	(36,921,864)	43,485,679
Change in net unrealized appreciation (depreciation)	(137,712,206)	(259,692,363)
Net increase (decrease) in net assets resulting from operations	(147,812,237)	(155,347,877)
Distributions to shareholders	(26,244,150)	(62,348,050)
Share transactions
Proceeds from sales of shares	24,542,542	400,446,151
Cost of shares redeemed	(463,928,892)	(476,126,894)
Net increase (decrease) in net assets resulting from share transactions	(439,386,350)	(75,680,743)
Total increase (decrease) in net assets	(613,442,737)	(293,376,670)
Net Assets
Beginning of period	1,901,695,698	2,195,072,368
End of period	$1,288,252,961	$1,901,695,698
Other Information
Shares
Sold	600,000	8,900,000
Redeemed	(11,950,000)	(10,950,000)
Net increase (decrease)	(11,350,000)	(2,050,000)
See accompanying notes which are an integral part of the financial statements.
73	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Communication Services Index ETF
	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 42.61	$ 36.92	$ 54.87	$ 37.88	$ 34.35	$ 28.76
Income from Investment Operations
Net investment income (loss)A,B	0.21	0.33	0.45	0.34	0.33	0.49
Net realized and unrealized gain (loss)	3.61	5.67	(17.95)	16.96	3.52	5.59
Total from investment operations	3.82	6.00	(17.50)	17.30	3.85	6.08
Distributions from net investment income	(0.20)	(0.31)	(0.45)	(0.31)	(0.32)	(0.49)
Total distributions	(0.20)	(0.31)	(0.45)	(0.31)	(0.32)	(0.49)
Net asset value, end of period	$ 46.23	$ 42.61	$ 36.92	$ 54.87	$ 37.88	$ 34.35
Total ReturnC,D	9.02%	16.44%	(32.06)%	45.81%	11.40%	21.33%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.99% F	.92%	.95%	.72%	.96%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$936,099	$798,855	$561,246	$916,375	$577,709	$374,389
Portfolio turnover rateG,H	6% I	18%	21%	13%	23%	82%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	74

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF
	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 75.80	$ 69.53	$ 81.37	$ 57.25	$ 46.25	$ 43.32
Income from Investment Operations
Net investment income (loss)A,B	0.29	0.63	0.55	0.42	0.50	0.51
Net realized and unrealized gain (loss)	0.06	6.24	(11.81)	24.10	11.01	2.96
Total from investment operations	0.35	6.87	(11.26)	24.52	11.51	3.47
Distributions from net investment income	(0.30)	(0.60)	(0.58)	(0.40)	(0.51)	(0.54)
Total distributions	(0.30)	(0.60)	(0.58)	(0.40)	(0.51)	(0.54)
Net asset value, end of period	$ 75.85	$ 75.80	$ 69.53	$ 81.37	$ 57.25	$ 46.25
Total ReturnC,D	0.45%	10.04%	(13.89)%	42.95%	25.26%	8.15%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.78% F	.96%	.71%	.58%	1.06%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,346,285	$1,296,142	$1,175,016	$1,631,531	$881,589	$728,457
Portfolio turnover rateG,H	3% I	12%	8%	48%	60%	25%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
75	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Consumer Staples Index ETF
	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 46.42	$ 44.75	$ 43.30	$ 37.29	$ 35.59	$ 32.33
Income from Investment Operations
Net investment income (loss)A,B	0.65	1.05	1.01	1.02	0.96	0.94
Net realized and unrealized gain (loss)	(1.39)	1.66	1.45	6.01	1.70	3.23
Total from investment operations	(0.74)	2.71	2.46	7.03	2.66	4.17
Distributions from net investment income	(0.66)	(1.04)	(1.01)	(1.02)	(0.96)	(0.91)
Total distributions	(0.66)	(1.04)	(1.01)	(1.02)	(0.96)	(0.91)
Net asset value, end of period	$ 45.02	$ 46.42	$ 44.75	$ 43.30	$ 37.29	$ 35.59
Total ReturnC,D	(1.56)%	6.20%	5.79%	19.09%	7.74%	13.16%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.95% F	2.35%	2.27%	2.53%	2.68%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$1,067,015	$1,239,319	$1,058,359	$818,283	$678,649	$548,070
Portfolio turnover rateG,H	4% I	9%	8%	20%	34%	30%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	76

Financial Highlights
	Fidelity MSCI Energy Index ETF
	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 24.00	$ 21.47	$ 13.47	$ 9.47	$ 16.79	$ 21.50
Income from Investment Operations
Net investment income (loss)A,B	0.38	0.78	0.65	0.49	0.51	0.54
Net realized and unrealized gain (loss)	(1.14)	2.57	8.02	4.02	(6.86)	(4.70)
Total from investment operations	(0.76)	3.35	8.67	4.51	(6.35)	(4.16)
Distributions from net investment income	(0.37)	(0.82)	(0.67)	(0.51)	(0.97)	(0.55)
Total distributions	(0.37)	(0.82)	(0.67)	(0.51)	(0.97)	(0.55)
Net asset value, end of period	$ 22.87	$ 24.00	$ 21.47	$ 13.47	$ 9.47	$ 16.79
Total ReturnC,D	(3.24)%	16.10%	65.70%	48.79%	(39.28)%	(19.42)%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.21% F	3.44%	3.59%	4.11%	4.18%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$1,422,419	$1,607,042	$1,487,577	$894,058	$449,325	$467,628
Portfolio turnover rateG,H	6% I	8%	8%	11%	17%	6%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
77	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Financials Index ETF
	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 49.86	$ 47.97	$ 52.19	$ 34.12	$ 41.22	$ 41.05
Income from Investment Operations
Net investment income (loss)A,B	0.52	1.07	1.05	0.96	1.00	0.89
Net realized and unrealized gain (loss)	4.67	1.91	(4.19)	18.00	(7.09)	0.18
Total from investment operations	5.19	2.98	(3.14)	18.96	(6.09)	1.07
Distributions from net investment income	(0.47)	(1.09)	(1.08)	(0.89)	(1.01)	(0.90)
Total distributions	(0.47)	(1.09)	(1.08)	(0.89)	(1.01)	(0.90)
Net asset value, end of period	$ 54.58	$ 49.86	$ 47.97	$ 52.19	$ 34.12	$ 41.22
Total ReturnC,D	10.48%	6.44%	(6.11)%	56.15%	(14.78)%	2.80%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.10% F	2.25%	1.97%	2.10%	2.61%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$1,514,520	$1,431,064	$1,549,499	$1,716,935	$725,059	$1,143,858
Portfolio turnover rateG,H	1% I	28%	6%	4%	6%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	78

Financial Highlights
	Fidelity MSCI Health Care Index ETF
	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 63.78	$ 63.02	$ 66.04	$ 52.34	$ 44.43	$ 43.72
Income from Investment Operations
Net investment income (loss)A,B	0.46	0.88	0.81	0.75	0.72	0.63
Net realized and unrealized gain (loss)	2.39	0.76	(3.00)	13.74	7.88	1.01
Total from investment operations	2.85	1.64	(2.19)	14.49	8.60	1.64
Distributions from net investment income	(0.44)	(0.88)	(0.83)	(0.79)	(0.69)	(0.93)
Total distributions	(0.44)	(0.88)	(0.83)	(0.79)	(0.69)	(0.93)
Net asset value, end of period	$ 66.19	$ 63.78	$ 63.02	$ 66.04	$ 52.34	$ 44.43
Total ReturnC,D	4.51%	2.65%	(3.32)%	27.91%	19.69%	3.84%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.47% F	1.42%	1.27%	1.28%	1.52%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$3,110,701	$3,083,754	$2,968,359	$2,846,239	$2,015,266	$1,557,252
Portfolio turnover rateG,H	3% I	6%	4%	7%	7%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
79	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Industrials Index ETF
	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 58.69	$ 50.02	$ 54.57	$ 37.55	$ 40.04	$ 39.51
Income from Investment Operations
Net investment income (loss)A,B	0.46	0.79	0.68	0.61	0.69	0.70
Net realized and unrealized gain (loss)	1.82	8.67	(4.55)	17.00	(2.48)	0.51
Total from investment operations	2.28	9.46	(3.87)	17.61	(1.79)	1.21
Distributions from net investment income	(0.47)	(0.79)	(0.68)	(0.59)	(0.70)	(0.68)
Total distributions	(0.47)	(0.79)	(0.68)	(0.59)	(0.70)	(0.68)
Net asset value, end of period	$ 60.50	$ 58.69	$ 50.02	$ 54.57	$ 37.55	$ 40.04
Total ReturnC,D	3.92%	19.17%	(7.10)%	47.17%	(4.34)%	3.23%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.61% F	1.53%	1.29%	1.24%	1.80%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$883,325	$801,106	$705,295	$862,271	$347,297	$454,471
Portfolio turnover rateG,H	2% I	11%	7%	5%	4%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	80

Financial Highlights
	Fidelity MSCI Information Technology Index ETF
	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 134.38	$ 109.42	$ 121.70	$ 87.25	$ 64.53	$ 56.36
Income from Investment Operations
Net investment income (loss)A,B	0.47	0.91	0.84	0.79	0.87	0.70
Net realized and unrealized gain (loss)	12.49	24.95	(12.24)	34.45	22.70	8.17
Total from investment operations	12.96	25.86	(11.40)	35.24	23.57	8.87
Distributions from net investment income	(0.66)	(0.90)	(0.88)	(0.79)	(0.85)	(0.70)
Total distributions	(0.66)	(0.90)	(0.88)	(0.79)	(0.85)	(0.70)
Net asset value, end of period	$ 146.68	$ 134.38	$ 109.42	$ 121.70	$ 87.25	$ 64.53
Total ReturnC,D	9.67%	23.86%	(9.41)%	40.57%	36.99%	15.94%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.70% F	.84%	.71%	.76%	1.21%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$8,617,298	$7,512,015	$5,739,064	$6,206,889	$4,288,256	$2,571,364
Portfolio turnover rateG,H	2% I	14%	5%	3%	5%	18%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
81	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Materials Index ETF
	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 48.41	$ 43.88	$ 46.91	$ 32.90	$ 32.63	$ 34.70
Income from Investment Operations
Net investment income (loss)A,B	0.42	0.82	0.83	0.71	0.65	0.65
Net realized and unrealized gain (loss)	(1.68)	4.53	(3.01)	13.98	0.30	(2.08)
Total from investment operations	(1.26)	5.35	(2.18)	14.69	0.95	(1.43)
Distributions from net investment income	(0.42)	(0.82)	(0.85)	(0.68)	(0.68)	(0.64)
Total distributions	(0.42)	(0.82)	(0.85)	(0.68)	(0.68)	(0.64)
Net asset value, end of period	$ 46.73	$ 48.41	$ 43.88	$ 46.91	$ 32.90	$ 32.63
Total ReturnC,D	(2.60)%	12.41%	(4.68)%	45.01%	3.28%	(4.02)%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.82% F	1.85%	1.77%	1.66%	2.08%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$467,279	$484,102	$449,817	$544,137	$164,486	$199,043
Portfolio turnover rateG,H	3% I	4%	4%	4%	3%	12%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	82

Financial Highlights
	Fidelity MSCI Real Estate Index ETF
	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 25.61	$ 29.52	$ 31.75	$ 24.23	$ 26.58	$ 24.69
Income from Investment Operations
Net investment income (loss)A,B	0.48	0.68	0.68	0.58	0.67	1.05
Net realized and unrealized gain (loss)	(0.33)	(3.63)	(2.01)	7.83	(2.13)	2.08
Total from investment operations	0.15	(2.95)	(1.33)	8.41	(1.46)	3.13
Distributions from net investment income	(0.43)	(0.96)	(0.90)	(0.89)	(0.68)	(1.24)
Return of capital	—	—	—	—	(0.21)	—
Total distributions	(0.43)	(0.96)	(0.90)	(0.89)	(0.89)	(1.24)
Net asset value, end of period	$ 25.33	$ 25.61	$ 29.52	$ 31.75	$ 24.23	$ 26.58
Total ReturnC,D	0.60%	(9.85)%	(4.25)%	35.58%	(5.27)%	13.19%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.95% F	2.66%	2.20%	2.16%	2.62%	4.20%
Supplemental Data
Net assets, end of period (000 omitted)	$956,113	$1,029,539	$1,772,587	$1,784,615	$1,066,154	$844,003
Portfolio turnover rateG,H	3% I	9%	11%	8%	9%	10%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
83	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Utilities Index ETF
	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019
Selected Per-Share Data
Net asset value, beginning of period	$ 43.27	$ 47.72	$ 42.63	$ 39.11	$ 39.21	$ 34.85
Income from Investment Operations
Net investment income (loss)A,B	0.71	1.29	1.19	1.21	1.23	1.16
Net realized and unrealized gain (loss)	(3.78)	(4.42)	5.11	3.56	(0.09)	4.32
Total from investment operations	(3.07)	(3.13)	6.30	4.77	1.14	5.48
Distributions from net investment income	(0.68)	(1.32)	(1.21)	(1.25)	(1.24)	(1.12)
Total distributions	(0.68)	(1.32)	(1.21)	(1.25)	(1.24)	(1.12)
Net asset value, end of period	$ 39.52	$ 43.27	$ 47.72	$ 42.63	$ 39.11	$ 39.21
Total ReturnC,D	(7.16)%	(6.63)%	15.10%	12.46%	3.13%	15.93%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.56% F	2.89%	2.66%	2.96%	3.06%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,288,253	$1,901,696	$2,195,072	$1,076,292	$844,807	$733,190
Portfolio turnover rateG,H	2% I	4%	3%	5%	5%	7%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	84

Notes to Financial Statements
For the period ended January 31, 2024 (Unaudited)
1. Organization.
Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity MSCI Industrials Index ETF and Fidelity MSCI Real Estate Index ETF, are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund’s fair valuation practices and maintains the fair valuation policies and procedures. Each Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of each Fund’s Schedule of Investments.
85	Semi-Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to certain deemed distributions, futures transactions, passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity MSCI Communication Services Index ETF	$ 877,880,048	$ 171,219,971	$ (112,338,041)	$ 58,881,930
Fidelity MSCI Consumer Discretionary Index ETF	1,276,489,611	200,165,805	(130,781,693)	69,384,112
Fidelity MSCI Consumer Staples Index ETF	1,018,628,374	137,020,601	(90,058,063)	46,962,538
Semi-Annual Report	86

2. Significant Accounting Policies – continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity MSCI Energy Index ETF	$ 1,137,645,104	$ 330,816,269	$ (47,569,161)	$ 283,247,108
Fidelity MSCI Financials Index ETF	1,288,387,434	310,167,658	(84,881,705)	225,285,953
Fidelity MSCI Health Care Index ETF	2,492,551,015	859,306,106	(245,734,346)	613,571,760
Fidelity MSCI Industrials Index ETF	750,985,031	190,825,624	(58,918,197)	131,907,427
Fidelity MSCI Information Technology Index ETF	4,987,515,663	3,810,074,113	(170,381,156)	3,639,692,957
Fidelity MSCI Materials Index ETF	480,739,795	55,418,056	(69,211,543)	(13,793,487)
Fidelity MSCI Real Estate Index ETF	1,119,628,187	34,894,504	(198,067,035)	(163,172,531)
Fidelity MSCI Utilities Index ETF	1,516,192,921	42,303,032	(270,867,071)	(228,564,039)
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward
Fidelity MSCI Communication Services Index ETF	$ (12,527,615)	$ (51,075,190)	$ (63,602,805)
Fidelity MSCI Consumer Discretionary Index ETF	(24,098,329)	(33,408,740)	(57,507,069)
Fidelity MSCI Consumer Staples Index ETF	(4,439,041)	(19,413,454)	(23,852,495)
Fidelity MSCI Energy Index ETF	(12,384,426)	(113,045,130)	(125,429,556)
Fidelity MSCI Financials Index ETF	(20,040,330)	(107,998,687)	(128,039,017)
Fidelity MSCI Health Care Index ETF	(6,410,461)	(53,979,849)	(60,390,310)
Fidelity MSCI Industrials Index ETF	(5,152,790)	(16,340,186)	(21,492,976)
Fidelity MSCI Information Technology Index ETF	(55,593,811)	(82,000,035)	(137,593,846)
Fidelity MSCI Materials Index ETF	(5,547,025)	(10,162,960)	(15,709,985)
Fidelity MSCI Real Estate Index ETF	(30,074,995)	(36,963,310)	(67,038,305)
Fidelity MSCI Utilities Index ETF	(14,132,423)	(17,551,725)	(31,684,148)
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):
Equity Risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
87	Semi-Annual Report

Notes to Financial Statements  – continued
3. Derivative Instruments – continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity MSCI Communication Services Index ETF	51,349,930	50,815,198
Fidelity MSCI Consumer Discretionary Index ETF	42,603,669	43,928,910
Fidelity MSCI Consumer Staples Index ETF	49,117,291	46,829,183
Fidelity MSCI Energy Index ETF	93,276,968	94,022,512
Fidelity MSCI Financials Index ETF	21,992,870	20,699,635
Fidelity MSCI Health Care Index ETF	97,624,568	96,650,243
Fidelity MSCI Industrials Index ETF	17,667,235	16,479,596
Fidelity MSCI Information Technology Index ETF	120,800,380	114,811,065
Fidelity MSCI Materials Index ETF	12,778,241	13,592,157
Fidelity MSCI Real Estate Index ETF	26,000,219	24,173,785
Fidelity MSCI Utilities Index ETF	25,604,133	25,525,723
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity MSCI Communication Services Index ETF	127,530,096	64,304,989
Fidelity MSCI Consumer Discretionary Index ETF	115,941,526	65,768,380
Fidelity MSCI Consumer Staples Index ETF	19,740,676	151,784,219
Fidelity MSCI Energy Index ETF	57,002,464	159,795,215
Fidelity MSCI Financials Index ETF	56,557,188	99,508,916
Fidelity MSCI Health Care Index ETF	82,213,057	162,957,000
Fidelity MSCI Industrials Index ETF	67,880,985	13,838,582
Fidelity MSCI Information Technology Index ETF	447,976,595	51,528,778
Fidelity MSCI Materials Index ETF	18,586,378	17,604,100
Fidelity MSCI Real Estate Index ETF	10,019,751	66,877,087
Fidelity MSCI Utilities Index ETF	24,315,614	461,229,291
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.
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5. Fees and Other Transactions with Affiliates – continued

Fee Rate
Fidelity MSCI Communication Services Index ETF	.084%
Fidelity MSCI Consumer Discretionary Index ETF	.084%
Fidelity MSCI Consumer Staples Index ETF	.084%
Fidelity MSCI Energy Index ETF	.084%
Fidelity MSCI Financials Index ETF	.084%
Fidelity MSCI Health Care Index ETF	.084%
Fidelity MSCI Industrials Index ETF	.084%
Fidelity MSCI Information Technology Index ETF	.084%
Fidelity MSCI Materials Index ETF	.084%
Fidelity MSCI Real Estate Index ETF	.084%
Fidelity MSCI Utilities Index ETF	.084%
Sub-Adviser.  BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.
7. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund’s performance.
89	Semi-Annual Report

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2023 to January 31, 2024).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During PeriodB August 1, 2023 to January 31, 2024
Fidelity MSCI Communication Services Index ETF	0.08%
Actual		$ 1,000.00	$ 1,090.20	$ 0.42
Hypothetical C		$ 1,000.00	$ 1,024.73	$ 0.41
Fidelity MSCI Consumer Discretionary Index ETF	0.08%
Actual		$ 1,000.00	$ 1,004.50	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.73	$ 0.41
Fidelity MSCI Consumer Staples Index ETF	0.08%
Actual		$ 1,000.00	$ 984.40	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.73	$ 0.41
Fidelity MSCI Energy Index ETF	0.08%
Actual		$ 1,000.00	$ 967.60	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.73	$ 0.41
Fidelity MSCI Financials Index ETF	0.08%
Actual		$ 1,000.00	$ 1,104.80	$ 0.42
Hypothetical C		$ 1,000.00	$ 1,024.73	$ 0.41
Fidelity MSCI Health Care Index ETF	0.08%
Actual		$ 1,000.00	$ 1,045.10	$ 0.41
Hypothetical C		$ 1,000.00	$ 1,024.73	$ 0.41
Fidelity MSCI Industrials Index ETF	0.08%
Actual		$ 1,000.00	$ 1,039.20	$ 0.41
Hypothetical C		$ 1,000.00	$ 1,024.73	$ 0.41
Semi-Annual Report	90

	Annualized Expense RatioA	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During PeriodB August 1, 2023 to January 31, 2024
Fidelity MSCI Information Technology Index ETF	0.08%
Actual		$ 1,000.00	$ 1,096.70	$ 0.42
Hypothetical C		$ 1,000.00	$ 1,024.73	$ 0.41
Fidelity MSCI Materials Index ETF	0.08%
Actual		$ 1,000.00	$ 974.00	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.73	$ 0.41
Fidelity MSCI Real Estate Index ETF	0.08%
Actual		$ 1,000.00	$ 1,006.00	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.73	$ 0.41
Fidelity MSCI Utilities Index ETF	0.08%
Actual		$ 1,000.00	$ 928.40	$ 0.39
Hypothetical C		$ 1,000.00	$ 1,024.73	$ 0.41

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
91	Semi-Annual Report

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.
In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
                Highly liquid investments – cash or convertible to cash within three business days or less
                Moderately liquid investments – convertible to cash in three to seven calendar days
                Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
                Illiquid investments – cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023. The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.
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95	Semi-Annual Report

EXT-SANN-0324
1.9584798.110

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a) Not applicable.

(b) Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits

(a) (1)	Not applicable.

(a) (2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a) (3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 21, 2024

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 21, 2024